      As filed with the Securities and Exchange Commission on June 6, 2003
                       Registration No. 33-54126; 811-7332

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                          -----------------------------
                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   (TM)

                         Post-Effective Amendment No. 43            [_]
                                       and
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  (TM)

                                Amendment No. 47                 [_]
                        (Check appropriate box or boxes)

                            ________________________

                         BARCLAYS GLOBAL INVESTORS FUNDS
               (Exact Name of Registrant as specified in Charter)
                                45 Fremont Street
                             San Francisco, CA 94105
          (Address of Principal Executive Offices, including Zip Code)

       Registrant's telephone number, including area code: (877) 244-1544

                                 Susan C. Mosher
                       c/o Investors Bank & Trust Company
                              200 Clarendon Street
                           Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)

                                 With a copy to:
                             Marco E. Adelfio, Esq.
                             Morrison & Foerster LLP
                         2000 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

[_]  Immediately upon filing pursuant             (TM) on _________ pursuant
     to Rule 485(b), or                                to Rule 485(b)

(TM) 60 days after filing pursuant                (TM) on           pursuant
     to Rule 485(a)(1), or                             to Rule 485(a)(1)

(TM) 75 days after filing pursuant                (TM) on _________ pursuant
     to Rule 485(a)(2), or                             to Rule 485(a)(2)

If appropriate, check the following box:

(TM) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS/JUNE 6, 2003

Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


                                                           LifePath(R)    2040
                                                LifePath(R)       2030
                                   LifePath(R)  2020
                      LifePath(R)  2010
          LifePath(R) Retirement

LifePath(R) Portfolios

Class I Shares

The first mutual funds designed to provide comprehensive asset allocation strategies that adjust over time for the individual investor

                                                BARCLAYS GLOBAL INVESTORS FUNDS

Table of Contents


             LIFEPATH BASICS

                  2  LifePath Overview

                  3  LifePath Investment Objectives

                  4  Principal Investment Strategies Common to All
                     LifePath Portfolios

                  7  Principal Investment Strategies for Each
                     LifePath Portfolio

                  8  Principal Risk Factors

                 13  Investment Returns

                 21  Fees and Expenses

             LIFEPATH DETAILS

                 23  The LifePath Investment Mission

                 24  The LifePath Investment Model

                 26  Principal Investments

                 30  A Further Discussion of Risk

                 31  Management of the Portfolios

                 33  Shareholder Information

                 40  Financial Highlights

LIFEPATH BASICS

LifePath Overview

                                    [GRAPHIC]



Defining Terms

Your asset allocation, or investment mix, is the distribution of your investments among broad classes of assets: stocks, bonds and money market instruments.

The LifePath Portfolios/1/ offer investors comprehensive asset allocation investment strategies tailored to the time when they expect to begin withdrawing assets. Each Portfolio invests in a combination of stocks, bonds and short-term money market instruments in proportions suggested by its own comprehensive asset allocation strategy that gradually becomes more conservative as the year in the Portfolio's name approaches, except for the LifePath Retirement Portfolio (formerly the LifePath Income Portfolio) that is already in its most conservative phase.

/1/Each LifePath Portfolio invests all of its assets in a separate mutual fund, called a Master Portfolio that has a substantially identical investment objective as the Portfolio. For simplicity's sake, all discussion of investment objectives, strategies and risks of a particular LifePath Portfolio refers also to the objectives, strategies and risks of its Master Portfolio, unless otherwise indicated. A detailed description of the relationship of the Portfolios to their Master Portfolios appears on page 39.


2   BARCLAYS GLOBAL INVESTORS FUNDS

LifePath Investment Objectives

Defining Terms

Quantitatively measured risk gauges both the frequency and degree to which an asset class will perform below the long-term expected average.

An investment's time horizon marks the point when investors plan to start making net withdrawals. As a general rule, investors with a longer time horizon have a greater tolerance for risk than investors with a shorter time horizon. Long-term investors are more likely to accept a greater risk of short-term loss for the opportunity of achieving greater long-term gains.

Each Portfolio seeks to maximize assets for retirement or other purposes consistent with the quantitatively measured risk that investors on average may be willing to accept given their investment time horizon. Each Portfolio has its own time horizon which affects the acceptable risk level of the Portfolio and in turn, its asset allocation.

Specifically:

.. LifePath Retirement Portfolio is managed for investors seeking income and moderate long-term growth of capital.

.. LifePath 2010 Portfolio is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2010.

.. LifePath 2020 Portfolio is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2020.

.. LifePath 2030 Portfolio is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2030.

.. LifePath 2040 Portfolio is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040.

Each Portfolio's investment objective may be changed by the Portfolio's Board of Trustees without shareholder approval.


LIFEPATH BASICS 3

Principal Investment Strategies Common to All LifePath Portfolios

                                    [GRAPHIC]




Defining Terms

Indexes are composed of groups of securities chosen to represent an entire stock or bond market or a major market segment. Indexes may include securities that meet objective criteria, such as foreign, industry sector or company size. Including a security in an index means merely that it has satisfied the selection criteria. It implies no expectation about performance.

The LifePath Portfolios pursue a common strategy of allocating and reallocating investments among stocks, bonds and money market instruments. The Portfolios with longer time horizons invest more of their assets in stocks to provide a greater opportunity for capital appreciation over the long-term. The Portfolios with shorter time horizons invest more heavily in bonds and money market instruments to reduce risk and price volatility. The Portfolios with shorter time horizons also have lower expected returns than the Portfolios with longer time horizons.

The strategies go further, allocating assets among 15 indexes within investment classes. Some of the indexes are well-known broad-based market indexes, such as the S&P 500 Index* of large company stocks. Some of these indexes consist of intermediate- and long-term bonds, including investment grade, corporate debt and government obligations. And some of these indexes include foreign securities. The Portfolios also may invest in money market instruments. This broad diversification is designed to produce the highest expected returns for a given level of risk. Expected returns do not necessarily translate into actual returns.

*S&P does not sponsor, endorse, sell or promote the LifePath Portfolios or their Master Portfolios, nor are they affiliated in any way with BGI or BGFA.


4   BARCLAYS GLOBAL INVESTORS FUNDS

Asset Allocation Decisions

In buying securities for each Portfolio, Barclays Global Fund Advisors (BGFA), the Portfolios' Investment Adviser, does not select individual companies. Instead, BGFA uses an investment model that focuses on selecting a mix of indexes by measuring their risk level and expected returns based on a proprietary set of criteria that analyzes extensive financial and economic data (such as market interest rates and inflation data), as well as risk correlation and expected return statistics. The Portfolios then allocate a portion of their assets to money market instruments and to each index appropriate for each individual Portfolio. Where feasible, the Portfolios buy all the securities that comprise the index; otherwise the Portfolios buy a representative sample of the securities. The Portfolios seek to match the index's return as closely as possible. The Portfolios focus on the selection of indexes or asset classes and do not try to avoid individual underperforming securities investments nor do they try to pick individual investments that might outperform the index.

This strategy stems from the belief that asset allocation decisions--for example, choosing between stocks and bonds--matter more to overall investment performance than individual security selection--which particular stock or bond you choose.

Risk Tolerance

Two general rules of investing have shaped the Portfolios' strategies:

.. Higher investment returns usually go hand-in-hand with higher risk. Put another way, the greater an investment's potential return, the greater its potential loss. Historically, for example, stocks have out performed bonds, but the worst year for stocks on record was much worse than the worst year for bonds.

.. The longer the investors' time horizon, the greater their risk tolerance;
  their investments have more time to recoup losses.

The LifePath Portfolios with longer time horizons take more risks. This assumption of greater risks is linked with these Portfolios' pursuit of greater returns. As each Portfolio approaches its time horizon, and its investors have less time to recover from market declines, the Portfolio systematically reduces the level of risk. This systematic shift toward more conservative investments is designed to help stabilize the value of your LifePath investment as the time nears for you to begin drawing on it.


LIFEPATH BASICS 5

BGFA's investment model does not limit the analysis to long-term expectations. The Portfolios also take into account short-term market conditions. If conditions in a market have increased risk levels of an investment class or index to a point that its risk levels do not justify its expected returns, the Portfolios will not allocate as much of their assets to it as they otherwise might. Additionally, the Portfolios may reduce their allocation to an investment class or index, even when risks have not increased, because its expected return has fallen. This usually happens because prices have risen to the point that the potential for further gains appears limited.

After a Portfolio Reaches Its Time Horizon

By the time a Portfolio reaches the decade identified by its name, it has reached its least aggressive state in terms of building capital (the LifePath Retirement Portfolio has already entered this state). This does not mean that it invests exclusively in money market instruments. Rather, because BGFA believes that most investors are still willing to take some risks in pursuing returns even while drawing on their investments, the Portfolio continues to allocate a portion of its assets to stocks and bonds, in addition to money market instruments. On average, BGFA expects that about 35% of the Portfolio's assets will be invested in stocks, with the rest in bonds and money market instruments.


6   BARCLAYS GLOBAL INVESTORS FUNDS

Principal Investment Strategies for Each LifePath Portfolio



.. LifePath Retirement Portfolio is designed to maintain the lowest risk levels of all the LifePath Portfolios, suitable for investors seeking income and moderate long-term growth of capital. As of December 31, 2002, the LifePath Retirement Portfolio held about 39% of its assets in stocks, 59% of its assets in bonds, and the rest of its assets in money market instruments. The LifePath Retirement Portfolio continues to allocate a portion of its assets to stocks and bonds in addition to money market instruments, because we believe that most investors are still willing to take some risks in pursuing returns even while drawing on their investments.

.. LifePath 2010 Portfolio is designed to produce high total return for investors expecting to begin withdrawing assets around the year 2010. As of December 31, 2002, the LifePath 2010 Portfolio held about 57% of its assets in stocks, 42% of its assets in bonds, and the rest of its assets in money market instruments. As the year 2010 approaches, the Portfolio will increasingly resemble the LifePath Retirement Portfolio.

.. LifePath 2020 Portfolio is designed to produce high total return for investors expecting to begin withdrawing assets around the year 2020. As of December 31, 2002, the LifePath 2020 Portfolio held about 71% of its assets in stocks, 28% of its assets in bonds, and the rest of its assets in money market instruments. As the stated time horizon approaches, the allocation will become less risky and have lower expected returns.

.. LifePath 2030 Portfolio is designed to produce high total return for investors expecting to begin withdrawing assets around the year 2030. As of December 31, 2002, the LifePath 2030 Portfolio held about 82% of its assets in stocks, 17% of its assets in bonds, and the rest of its assets in money market instruments. As the stated time horizon approaches, the allocation will become less risky and have lower expected returns.

.. LifePath 2040 Portfolio is designed to produce high total return for investors expecting to begin withdrawing assets around the year 2040. As of December 31, 2002, the LifePath 2040 Portfolio held about 93% of its assets in stocks, 6% of its assets in bonds, and the rest of its assets in money market instruments. As the stated time horizon approaches, the allocation will become less risky and have lower expected returns.



LIFEPATH BASICS 7

Principal Risk Factors

                                    [GRAPHIC]




Each Portfolio has a different level of risk and the amount of risk is reflected in its name. The Portfolios with shorter time horizons (LifePath Retirement and LifePath 2010, for instance) will tend to be less risky and have lower expected returns than the Portfolios with longer time horizons (LifePath 2030 and LifePath 2040).

Each of the LifePath Portfolios presents each of the Risk Factors described. Depending on the LifePath Portfolio's time horizon, it presents these Risk Factors to varying degrees. For example, to the extent a Portfolio emphasizes stocks, such as the LifePath 2040 Portfolio, it presents a higher degree of Stock Investment Risk. Conversely, to the extent a Portfolio emphasizes bonds, such as the LifePath Retirement Portfolio, it presents a higher degree of Bond Investment Risk. The value of your investment in a Portfolio is based on the value of the underlying stocks and value of the underlying bonds and other securities in which the Portfolio invests. As with any investments, your investment in the LifePath Portfolios could lose money or the Portfolios' performance could trail that of other alternative investments.

Stock Investment Risk

The LifePath Portfolios are subject to the risks of stock investing. These include both short-term and prolonged price declines. Mid- to small-cap stocks tend to present greater risks than large-cap stocks because they are generally more volatile and can be less liquid. Because the Portfolios do not select individual companies within each index, the Portfolios may hold stocks in companies that present risks that an investment adviser researching individual stocks might seek to avoid.



8   BARCLAYS GLOBAL INVESTORS FUNDS

Defining Terms

Credit Risk is the risk that the borrower that issued a bond may not repay principal or interest when due.

Interest Rate Risk is the chance that bond prices will decline over short or even long periods due to rising interest rates.

Mortgage-backed securities represent interests in or instruments backed by a pool of loans secured by mortgages, and the resulting cash flow is used to pay principal and interest on the securities.


Bond Investment Risk

The bonds held by the Portfolios are subject to the risks of fixed income investing. Although these risks include short-term and prolonged price declines, such price declines in the bond market have historically been less severe than stock declines. Because the Portfolios do not select individual bonds within each index, the Portfolios may hold bonds that an investment adviser researching individual bond issuers might seek to avoid.

Credit Risk. Bonds also face credit risk. US Treasury bonds have minimal credit risk because they are backed by the US government's full faith and credit. However, not all securities issued by government agencies are backed by the government's full faith and credit. Additionally, corporate bonds are subject to greater credit risk than US government bonds.

Interest Rate Risk. All bonds, including those issued by the government and its agencies, are subject to interest rate risk. Their prices tend to move in the opposite direction from market interest rate movements. When interest rates go up, bond prices tend to fall; when rates fall, prices tend to rise. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities, bonds with interest rate reset provisions, notes or money market instruments. Each Portfolio may also invest in mortgage-backed securities, which are also subject to prepayment risk and extension risk. The ability of an issuer of such a security to repay principal prior to a security's maturity or extend repayment longer than anticipated can cause duration changes and greater price volatility in response to interest rate changes.

Risks of Foreign Investment

The Portfolios invest in foreign investments, which are subject to additional risks, including potentially less liquidity and greater price volatility. These additional risks include those related to adverse political, regulatory, market or economic developments, and foreign markets can and often do perform differently than US markets. Emerging market securities typically present even greater exposure to these same risks and can present additional risks (such as those related to social unrest or political upheaval) that can make them extremely volatile. Foreign companies may be subject to significantly higher levels of taxation, thereby reducing their earnings potential, and amounts realized on foreign securities may be subject to high levels of foreign taxation.


LIFEPATH BASICS 9

Defining Terms

Depositary Receipts are receipts for shares of foreign stocks held on deposit in US banks or banks of major European countries. The receipts trade on the US or local European stock markets as would normal stocks, entitling their owners to the dividends and capital gains earned by the real shares stored in bank vaults.


Foreign investments may be made directly or through investments in American Depositary Receipts (ADRs) and other similar investments. Direct investment in foreign securities involves exposure to additional risks, including those related to fluctuations in foreign currency exchange rates, withholding and other taxes, trade settlement, custodial, and other operational risks, and the less stringent investor protection and disclosure standards of some foreign markets. ADRs (receipts evidencing ownership of foreign stock deposited in a domestic bank or trust company) reduce some of the risks of foreign investing, because a large, liquid market generally exists and US trading and settlement practices reduce currency, custodial and other operational risks. Similar investments (European and Global Depository Receipts) are receipts for stock deposited in foreign bank and trust companies, trade across foreign and domestic markets, and can involve greater risks than ADRs.

Model Risk

Although the model used to manage the Portfolios' assets has been developed and refined over many years, neither the Portfolios nor BGFA can offer any assurance that the recommended allocation will either maximize returns or minimize risks. Nor can the Portfolios or BGFA offer assurance that a recommended allocation will prove the ideal allocation in all circumstances for every investor with a particular time horizon.

LifePath Portfolio investments are not bank deposits or obligations of BGFA or BGI. They are not guaranteed or endorsed by the Federal Deposit Insurance Corporation or any other government agency.

Differences Among Portfolios

The LifePath Retirement and the LifePath 2010 Portfolios are currently subject to the highest levels of Bond Investment Risk of all of the LifePath Portfolios. The LifePath 2020 Portfolio is currently subject to a significant level of Bond Investment Risk, but less than the LifePath Retirement and LifePath 2010 Portfolios. The LifePath 2030 and the LifePath 2040 Portfolios currently have the lowest levels of Bond Investment Risk, although they are not free of such risk altogether.

The LifePath 2040, LifePath 2030 and the LifePath 2020 Portfolios, in descending order, are subject to the highest levels of Stock Investment Risk and Foreign Investment Risk. The LifePath 2010 Portfolio also currently has a significant level of Stock Investment Risk and Foreign Investment Risk,


10  BARCLAYS GLOBAL INVESTORS FUNDS
but less than the LifePath 2040, LifePath 2030 and the LifePath 2020 Portfolios. The LifePath Retirement Portfolio currently has the lowest level of Stock Investment Risk and Foreign Investment Risk, although it is not free of such risks altogether.

All of the Portfolios are subject to Model Risk and the additional risks are described in the section "A Further Discussion of Risk" and in the Portfolios' Statement of Additional Information (SAI).

Who May Want to Invest in LifePath Portfolios

Which Portfolio to Consider

The first step in creating your portfolio is answering a key question: When will you need the money? Will it be in 10 years, when your kids are ready for college? Or 30 years, when you retire? Your answer to this question will determine the initial percentage of stocks, bonds, and money market instruments that is appropriate to hold in your portfolio. Once you have an answer to this question, LifePath can help you determine your portfolio's asset mix.

The number in the name of the LifePath portfolios is actually a year--a "target year" when you might expect to begin withdrawing your money. Selecting the asset mix most appropriate for your withdrawal date may be as simple as matching your target year with the closest portfolio target year.

For example, let's say that you are investing for retirement purposes, and that you expect to retire at age 60. If you are 40 years old, you have 20 years before retirement. By adding 20 to the current year, you can define your "target year." If you expect to retire in the year 2023, as in this example, the LifePath 2020 Portfolio may be the most appropriate investment solution for you.


LIFEPATH BASICS 11

                                    [CHART]



Note:The above chart is for illustrative purposes only and does not represent the actual allocation percentages of the LifePath Portfolios.

The graph also shows that over time, the investment mix of each LifePath strategy is gradually shifted from a greater concentration of higher-risk investments (namely stocks) to a greater concentration of lower-risk investments (bonds and money market instruments).

In making your investment decision, you should keep in mind:

.. each Portfolio's investment strategy derives from the risk tolerance of average investors with a particular time horizon

.. the Portfolio's time horizon is based on the year in its name, except for the LifePath Retirement Portfolio that is designed for investors in their retirement, or with shorter-term time horizons.

If you are willing to assume greater risk in exchange for the possibility of higher returns, you might direct some or all of your assets to a LifePath Portfolio with a longer time horizon. If you desire a more conservative investment, and are willing to forego some potential returns, you might direct some or all of your assets to a LifePath Portfolio with a shorter time horizon. The final choice is yours.


12  BARCLAYS GLOBAL INVESTORS FUNDS

Investment Returns

                                    [GRAPHIC]




Total Returns

The bar charts and tables in this section provide some indication of the risks of investing in the Portfolios by showing the changes in their performance from year to year. The bar charts show the returns for each Portfolio for each full calendar year since inception. The average annual total return tables (before and after taxes) compare each Portfolio's average annual total return with the return of a corresponding index for one and five years and since inception. The performance information shown in both the bar charts and tables for periods before March 26, 1996 (the date the Barclays Global Investors Funds' LifePath Portfolios commenced operations) shows the performance of the Institutional Class shares of the predecessor funds.* The LifePath Portfolios are successors to the assets of the predecessor funds. The predecessor funds commenced operations on March 1, 1994, invested in the LifePath Master Portfolios and had the same investment objectives, strategies, policies and risk considerations as the Portfolios.

How the Portfolios and the predecessor funds performed in the past is not an indication of how the LifePath Portfolios will perform in the future.

LifePath Retirement Portfolio
Year-By-Year Returns

                                     [CHART]

1995       17.38%
1996        6.33%
1997       10.71%
1998       10.49%
1999        4.85%
2000        4.73%
2001        3.60%
2002       -2.70%



The highest and lowest quarterly returns for the LifePath Retirement Portfolio for the calendar years above are listed below:


Highest Quarterly   Lowest Quarterly
Return: 2nd Qtr '97 Return: 3rd Qtr '02

       5.54%              -4.24%

*The predecessor funds were the Stagecoach Trust LifePath Funds.


LIFEPATH BASICS 13

LifePath 2010
Year-By-Year Returns

                                    [CHART]

1995       23.98%
1996       10.74%
1997       16.60%
1998       16.04%
1999        9.48%
2000        0.71%
2001       -0.75%
2002       -8.32%


The highest and lowest quarterly returns for the LifePath 2010 Portfolio for the calendar years above are listed below:

Highest Quarterly   Lowest Quarterly
Return: 4th Qtr '98 Return: 3rd Qtr '02

      10.12%              -8.38%

LifePath 2020
Year-By-Year Returns

                                    [CHART]

1995       27.50%
1996       13.57%
1997       21.21%
1998       19.97%
1999       14.12%
2000       -3.74%
2001       -6.42%
2002      -12.59%



The highest and lowest quarterly returns for the LifePath 2020 Portfolio for the calendar years above are listed below:

Highest Quarterly   Lowest Quarterly
Return: 4th Qtr '98 Return: 3rd Qtr '02

      14.61%              -11.53%


14  BARCLAYS GLOBAL INVESTORS FUNDS

LifePath 2030
Year-By-Year Returns

                                    [CHART]

1995       31.15%
1996       15.62%
1997       24.50%
1998       22.72%
1999       16.85%
2000       -5.65%
2001       -9.94%
2002      -15.73%


The highest and lowest quarterly returns for the LifePath 2030 Portfolio for the calendar years above are listed below:

Highest Quarterly   Lowest Quarterly
Return: 4th Qtr '98 Return: 3rd Qtr '02

      18.02%              -13.69%

LifePath 2040
Year-By-Year Returns

                                    [CHART]

1995       32.54%
1996       18.65%
1997       26.85%
1998       25.58%
1999       21.38%
2000       -9.71%
2001      -13.41%
2002      -18.73%


The highest and lowest quarterly returns for the LifePath 2040 Portfolio for the calendar years above are listed below:

Highest Quarterly   Lowest Quarterly
Return: 4th Qtr '98 Return: 3rd Qtr '02

      21.72%              -15.79%


LIFEPATH BASICS 15

LIFEPATH RETIREMENT AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2002)

                                                                           SINCE
                                                                         INCEPTION
                                             ONE YEAR   FIVE YEARS (MARCH 1, 1994)/(1)(2)/
------------------------------------------------------------------------------------------
LifePath Retirement Portfolio
 Return Before Taxes                           -2.70%      4.11%            5.91%
 Return After Taxes on Distributions           -3.91%      2.10%            3.92%
 Return After Taxes on Distributions and
 Sale of Fund Shares                           -1.51%      2.59%            3.98%
------------------------------------------------------------------------------------------
Russell 3000 Index
 (reflects no deduction for
 fees, expenses or taxes)                     -21.54%     -0.71%            8.60%
------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index
 (reflects no deduction for
 fees, expenses or taxes)                      10.26%      7.55%            7.46%
------------------------------------------------------------------------------------------
MSCI EAFE Index
 (reflects no deduction for
 fees, expenses or taxes)                     -15.94%     -2.89%            0.37%
------------------------------------------------------------------------------------------
Salomon Brothers 3-Month Treasury Bill Index
 (reflects no deduction for
 fees, expenses or taxes)                       1.70%      4.30%            4.69%
------------------------------------------------------------------------------------------
Wilshire 5000 Index
 (reflects no deduction for
 fees, expenses or taxes)                     -20.86%     -0.86%            8.53%
------------------------------------------------------------------------------------------

/(1)/The "since inception" date refers to the inception date of the predecessor fund. This column combines the performance of the predecessor fund since inception with the performance of the Portfolio since its inception date (i.e., the commencement of its operations on 3/26/96).
/(2)/The Indexes are calculated from February 28, 1994.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


16  BARCLAYS GLOBAL INVESTORS FUNDS

LIFEPATH 2010 AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2002)

                                                                 SINCE INCEPTION
                                          ONE YEAR FIVE YEARS (MARCH 1, 1994)/(1)(2)/
-------------------------------------------------------------------------------------
LifePath 2010 Portfolio
 Return Before Taxes
 Return After Taxes on Distributions        -8.32%    3.09%            7.11%
 Return After Taxes on Distributions and    -8.99%    1.12%            5.21%
 Sale of Fund Shares                        -5.07%    2.03%            5.23%
-------------------------------------------------------------------------------------
Russell 3000 Index
 (reflects no deduction for
 fees, expenses or taxes)                  -21.54%   -0.71%            8.60%
-------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index
 (reflects no deduction for
 fees, expenses or taxes)                   10.26%    7.55%            7.46%
-------------------------------------------------------------------------------------
MSCI EAFE Index
 (reflects no deduction for
 fees, expenses or taxes)                  -15.94%   -2.89%            0.37%
-------------------------------------------------------------------------------------
Salomon Brothers 3-Month Treasury Bill
Index
 (reflects no deduction for
 fees, expenses or taxes)                    1.70%    4.30%            4.69%
-------------------------------------------------------------------------------------
Wilshire 5000 Index
 (reflects no deduction for
 fees, expenses or taxes)                  -20.86%   -0.86%            8.53%
-------------------------------------------------------------------------------------

/(1)/The "since inception" date refers to the inception date of the predecessor fund. This column combines the performance of the predecessor fund since inception with the performance of the Portfolio since its inception date (i.e., the commencement of its operations on 3/26/96).
/(2)/The Indexes are calculated from February 28, 1994.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


LIFEPATH BASICS 17

LIFEPATH 2020 AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2002)

                                                                         SINCE
                                                                       INCEPTION
                                             ONE YEAR FIVE YEARS (MARCH 1, 1994)/(1)(2)/
----------------------------------------------------------------------------------------
LifePath 2020 Portfolio
 Return Before Taxes                          -12.59%    1.51%            7.33%
 Return After Taxes on Distributions          -13.15%   -0.02%            5.75%
 Return After Taxes on Distributions and
 Sale of Fund Shares                           -7.72%    1.02%            5.64%
----------------------------------------------------------------------------------------
Russell 3000 Index
 (reflects no deduction for
 fees, expenses or taxes)                     -21.54%   -0.71%            8.60%
----------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index
 (reflects no deduction for
 fees, expenses or taxes)                      10.26%    7.55%            7.46%
----------------------------------------------------------------------------------------
MSCI EAFE Index
 (reflects no deduction for
 fees, expenses or taxes)                     -15.94%   -2.89%            0.37%
----------------------------------------------------------------------------------------
Salomon Brothers 3-Month Treasury Bill Index
 (reflects no deduction for
 fees, expenses or taxes)                       1.70%    4.30%            4.69%
----------------------------------------------------------------------------------------
Wilshire 5000 Index
 (reflects no deduction for
 fees, expenses or taxes)                     -20.86%   -0.86%            8.53%
----------------------------------------------------------------------------------------

/(1)/The "since inception" date refers to the inception date of the predecessor fund. This column combines the performance of the predecessor fund since inception with the performance of the Portfolio since its inception date (i.e., the commencement of its operations on 3/26/96).
/(2)/The Indexes are calculated from February 28, 1994.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


18  BARCLAYS GLOBAL INVESTORS FUNDS

LIFEPATH 2030 AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2002)

                                                                         SINCE
                                                                       INCEPTION
                                             ONE YEAR FIVE YEARS (MARCH 1, 1994)/(1)(2)/
----------------------------------------------------------------------------------------
LifePath 2030 Portfolio
 Return Before Taxes                          -15.73%    0.53%            7.60%
 Return After Taxes on Distributions          -16.33%   -1.14%            6.01%
 Return After Taxes on Distributions and
 Sale of Fund Shares                           -9.45%    0.47%            6.08%
----------------------------------------------------------------------------------------
Russell 3000 Index
 (reflects no deduction for
 fees, expenses or taxes)                     -21.54%   -0.71%            8.60%
----------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index
 (reflects no deduction for
 fees, expenses or taxes)                      10.26%    7.55%            7.46%
----------------------------------------------------------------------------------------
MSCI EAFE Index
 (reflects no deduction for
 fees, expenses or taxes)                     -15.94%   -2.89%            0.37%
----------------------------------------------------------------------------------------
Salomon Brothers 3-Month Treasury Bill Index
 (reflects no deduction for
 fees, expenses or taxes)                       1.70%    4.30%            4.69%
----------------------------------------------------------------------------------------
Wilshire 5000 Index
 (reflects no deduction for
 fees, expenses or taxes)                     -20.86%   -0.86%            8.53%
----------------------------------------------------------------------------------------

/(1)/The "since inception" date refers to the inception date of the predecessor fund. This column combines the performance of the predecessor fund since inception with the performance of the Portfolio since its inception date (i.e., the commencement of its operations on 3/26/96).
/(2)/The Indexes are calculated from February 28, 1994.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


                                                             LIFEPATH BASICS 19

LIFEPATH 2040 AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2002)

                                                                         SINCE
                                                                       INCEPTION
                                             ONE YEAR FIVE YEARS (MARCH 1, 1994)/(1)(2)/
----------------------------------------------------------------------------------------
LifePath 2040 Portfolio
 Return Before Taxes                          -18.73%   -0.64%            7.68%
 Return After Taxes on Distributions          -18.99%   -1.96%            6.33%
 Return After Taxes on Distributions and
 Sale of Fund Shares                          -11.49%   -0.26%            6.36%
----------------------------------------------------------------------------------------
Russell 3000 Index
 (reflects no deduction for
 fees, expenses or taxes)                     -21.54%   -0.71%            8.60%
----------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index
 (reflects no deduction for
 fees, expenses or taxes)                      10.26%    7.55%            7.46%
----------------------------------------------------------------------------------------
MSCI EAFE Index
 (reflects no deduction for
 fees, expenses or taxes)                     -15.94%   -2.89%            0.37%
----------------------------------------------------------------------------------------
Salomon Brothers 3-Month Treasury Bill Index
 (reflects no deduction for
 fees, expenses or taxes)                       1.70%    4.30%            4.69%
----------------------------------------------------------------------------------------
Wilshire 5000 Index
 (reflects no deduction for
 fees, expenses or taxes)                     -20.86%   -0.86%            8.53%
----------------------------------------------------------------------------------------

/(1)/The "since inception" date refers to the inception date of the predecessor fund. This column combines the performance of the predecessor fund since inception with the performance of the Portfolio since its inception date (i.e., the commencement of its operations on 3/26/96).
/(2)/The Indexes are calculated from February 28, 1994.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


20  BARCLAYS GLOBAL INVESTORS FUNDS

Fees and Expenses



The table below describes the fees and expenses that you may pay if you buy and hold LifePath Portfolio Class I shares. These tables do not reflect charges that may be imposed in connection with an account in which you hold Portfolio shares. A broker-dealer or financial institution maintaining the account in which you hold shares may charge separate account, service or transaction fees on the purchase or sale of Portfolio shares that would be in addition to the fees and expenses shown here.

LIFEPATH PORTFOLIOS ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)

                   LifePath
                  Retirement    LifePath 2010    LifePath 2020   LifePath 2030   LifePath 2040
------------------------------------------------------------------------------------------------
Management
Fees                0.35%           0.35%            0.35%           0.35%           0.35%
------------------------------------------------------------------------------------------------
Other Expenses      0.50%           0.50%            0.50%           0.50%           0.50%
------------------------------------------------------------------------------------------------
Total Annual
Portfolio
Operating
Expenses(1)         0.85%           0.85%            0.85%           0.85%           0.85%
------------------------------------------------------------------------------------------------

/(1)/Information on total annual fund operating expenses in the above table and the following example reflects the expenses of both the Portfolios and the Master Portfolios in which they invest.


LIFEPATH BASICS 21

Example

The example below is intended to help you compare the Portfolios' costs with those of other mutual funds. The example illustrates the costs you would have incurred on an initial $10,000 investment in the LifePath Portfolios over the time periods shown. It assumes your investment earns an annual return of 5% over the periods and that the Portfolios' operating expenses remained the same.

The Portfolios do not charge a sales load or other fee upon redemption. This means that your expenses for each period would be the same whether or not you sell your shares at the end of a period. Your actual costs may be higher or lower than this hypothetical example.


                    1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------------------
LifePath Retirement  $87    $271    $471    $1,049
---------------------------------------------------
LifePath 2010        $87    $271    $471    $1,049
---------------------------------------------------
LifePath 2020        $87    $271    $471    $1,049
---------------------------------------------------
LifePath 2030        $87    $271    $471    $1,049
---------------------------------------------------
LifePath 2040        $87    $271    $471    $1,049
---------------------------------------------------


22  BARCLAYS GLOBAL INVESTORS FUNDS

LIFEPATH DETAILS

The LifePath Investment Mission


With their comprehensive and methodical allocation strategies, the LifePath Portfolios can serve as the core of an investor's portfolio.

The Portfolios seek to maximize assets for retirement or other purposes consistent with the quantitatively measured risk that investors, on average, may be willing to accept given their investment time horizons. The Portfolios (other than the LifePath Retirement Portfolio) attempt to manage the investment risk in each strategy for investors whose time horizons correspond to the decade in the Portfolio's name. For example, LifePath 2010 is designed for investors who plan to begin withdrawing a substantial portion of their investment in the decade beginning in the year 2010. Similarly, LifePath 2040 is designed for investors who plan to begin withdrawing a substantial portion of their investment in the decade beginning in the year 2040. The LifePath Retirement Portfolio is designed for investors who are currently withdrawing, or who plan to begin withdrawing, a substantial portion of their investment in the near future.



LIFEPATH DETAILS 23

The LifePath
                Investment Model


Defining Terms

Barclays Global Fund Advisors (BGFA), a subsidiary of Barclays Global Investors, N.A. (BGI), serves as the Master Portfolios' Investment Adviser. BGFA makes the day-to-day decisions on buying and selling securities for the Portfolios and BGI conducts the research leading to those decisions. As of December 31, 2002, BGI, including its affiliates, manages over $746 billion in assets and is the world's largest asset manager for institutions such as major endowments and corporate and government pension plans. BGI pioneered research in asset allocation, indexed investing and investment modeling.

Each LifePath Portfolio seeks to achieve its objective through an investment strategy that relies on one of BGFA's proprietary investment models. The model, developed in the early 1990s and continuously refined, combines:

.. comprehensive data on the returns of the world's equity and bond markets

.. the statistical risk of losses in each of these markets

.. information on how these risks correlate: whether, for example, the cyclical ups and downs in one market, such as bonds, tend to moderate or amplify the cyclical ups and downs in another, such as stocks of large US companies

The model sets the Portfolios' strategic allocation targets. From an extensive database, it calculates the expected return over time for a range of asset allocations. Then the model selects the allocation, or investment mix, with the highest expected return for a statistically determined risk of loss.

A Portfolio's allocation may shift significantly in response to changing market conditions--since the Portfolios' investment approach allows the Portfolios to adjust the strategic allocation according to short-term investment considerations.



24  BARCLAYS GLOBAL INVESTORS FUNDS

How It Works: Spending Your "Risk Budget" Wisely

One way to understand how the LifePath Portfolios adjust their asset allocation is to regard the statistically determined risk in each Portfolio as its "risk budget." Each Portfolio's analysis of investor needs begins with a statistical determination of how much its investors, on average, can afford to lose. This tolerance for loss can be viewed as the Portfolio's risk budget.

Different investment allocations can have the same risk of loss but with different expected returns. BGFA seeks the Portfolio allocations that offer the highest expected return while keeping within a Portfolio's statistically determined risk of loss. In other words, the Portfolios seek the highest expected return in exchange for the various levels of risk most investors that share the Portfolios' time horizons are willing to take.

Remember, expected returns are not guaranteed returns. They are average projections based on comprehensive research and accepted principles of market behavior. Likewise, statistically determined risk covers the most likely scenarios, but it does not cover all possible losses.



LIFEPATH DETAILS 25

Principal Investments



The LifePath Portfolios invest in the following widely recognized asset classes:

.. money market instruments

.. bonds

.. stocks, including:

.. stocks of the largest US companies

.. stocks of all other publicly traded US corporations

.. stocks of issuers located outside the US

Within stocks and bonds are sub-categories of securities:

.. US stocks can be separated according to the value of their outstanding stock
  (or capitalization), into large-cap, mid-cap and small-cap groupings.

.. Each of the stock capitalization categories can be separated according to their price-to-book ratios: the ratio of the value of a company's traded stock to the book value of its plant, equipment and other tangible assets. The companies with the higher price-to-book ratios are considered growth stocks, and the companies with the lower price-to-book ratios are value stocks.

.. US government bonds, bonds issued by corporations, mortgage-backed securities and foreign bonds form four separate sub-categories of bond investments. The first two sub-categories are further subdivided by maturity: long-term and intermediate-term.



26  BARCLAYS GLOBAL INVESTORS FUNDS

Defining Terms

Investment-grade bonds rank in the four highest categories, according to the statistical criteria established by rating services such as Moody's Investors Services and Standard & Poor's Corp. to determine a bond's credit-worthiness and a bond issuer's financial strength.

Maturity measures the number of years from the time a borrower issues a bond to the date when the borrower must fully repay the loan, interest included.

Model-Driven Decisions

The Portfolios' assets are allocated across investment classes and indexes according to a sophisticated mathematical model that was developed in the early 1990s and is continually refined. BGFA's investment professionals conduct ongoing research to enhance the model and to ensure it is keeping pace with the world's constantly changing financial markets. Using this model, BGFA relies on a consistent and objective structure for making investment decisions. Unlike traditional investment funds that employ individual portfolio managers who make decisions on a more subjective basis, BGFA applies a scientific approach to investing through the use of the model.

Indexes

Conventional asset allocation strategies target only the three broadest asset classes--money market investments, bonds and stocks. Comprehensive asset allocation strategies distribute investments methodically among the full range of asset classes. The charts below list the indexes adopted or constructed to track the performance of each of the asset classes in which the LifePath Portfolios may invest.

INVESTMENT-GRADE BOND MARKET INDEXES
SUB-CATEGORY                MATURITY RANGE     INDEX PROVIDER
------------------------------------------------------------------------
Long-term government        10 years or more   Lehman Brothers/(1)/
------------------------------------------------------------------------
Intermediate-term           More than 1 year/  Lehman Brothers
government                  less than 10 years
------------------------------------------------------------------------
Long-term corporate         10 years or more   Lehman Brothers
------------------------------------------------------------------------
Intermediate-term corporate More than 1 year/  Lehman Brothers less than 10 years
------------------------------------------------------------------------
Mortgage-backed/(2)/        More than 1 year   Lehman Brothers
------------------------------------------------------------------------
Non-US world government     One year or more   Salomon Smith Barney/(1)/
------------------------------------------------------------------------

/(1)/Lehman Brothers, Inc. and Salomon Smith Barney do not sponsor, endorse, sell or promote the LifePath Portfolios or their Master Portfolios, nor are they affiliated in any way with BGI or BGFA.
/(2)/All fixed-coupon mortgage pass-throughs issued or guaranteed by the Federal National Mortgage Association, the Government National Mortgage Association and the Federal Home Loan Mortgage Corporation.




LIFEPATH DETAILS 27

STOCK MARKET INDEXES
CAPITALIZATION GROWTH/VALUE STOCK MARKET        INDEX PROVIDER
---------------------------------------------------------------------
Large          Value        United States       S&P/BARRA/(1)/
---------------------------------------------------------------------
Large          Growth       United States       S&P/BARRA
---------------------------------------------------------------------
Large          Both         Major international Morgan Stanley
                            markets, excluding  Capital
                            Japan               International/(1)/
---------------------------------------------------------------------
Large          Both         Japan               Morgan Stanley
                                                Capital International
---------------------------------------------------------------------
Medium         Value        United States       Frank Russell/(1)/
---------------------------------------------------------------------
Medium         Growth       United States       Frank Russell
---------------------------------------------------------------------
Small          Growth       United States       Frank Russell
---------------------------------------------------------------------
Small          Value        United States       Frank Russell
---------------------------------------------------------------------

/(1)/S&P, BARRA, Morgan Stanley Capital International and Frank Russell do not sponsor, endorse, sell or promote the LifePath Portfolios or their Master Portfolios, nor are they affiliated in any way with BGI or BGFA.

The LifePath Portfolios may not invest in the constituent securities or asset categories of every available index. In fact, until a LifePath Portfolio's Master Portfolio has reached a net asset level of $100 million to $150 million, it is unlikely to invest in all the asset classes. More importantly, every asset category may not be appropriate for every Portfolio. Some may be too volatile for the LifePath Portfolios with relatively short time horizons. Others may not offer enough expected return for the LifePath Portfolios with relatively distant time horizons.

Optimizing the Portfolios' Investments

In the case of some asset categories, most notably US large-capitalization growth and value stocks, the LifePath Portfolios can own every stock listed in the index. Many of the other indexes consist of thousands of securities. As a practical matter, the Portfolios do not hold them all. Instead, the Portfolios employ a technique known as optimization. The Portfolios select a group of securities whose diversity, fundamental characteristics and typical risks and returns will closely match the index as a whole. Including a particular security in one of the LifePath Portfolios in no way implies an opinion as to its attractiveness as an investment on its own.

For reasons related to optimization, the Portfolios also may invest in securities not included in any of the indexes. They may, for instance, invest



28  BARCLAYS GLOBAL INVESTORS FUNDS

Defining Terms

Index futures contracts are standardized agreements between two parties that commit one party to sell and the other to buy a stipulated quantity of a market index at a set price on or before a given date in the future. The seller never actually delivers "shares" of the index or shares of all the stocks in the index. Instead, the buyer and the seller settle the difference between the contract price and the market price in cash on the agreed-upon date--the buyer paying the difference if the actual price is lower than the contract price and the seller paying the difference if the actual price is higher.

Exchange Traded Funds commonly known as ETFs, are investment companies that trade on an exchange like shares of common stock. Most ETFs are based on an index and attempt to reproduce the return of the index by buying some or all of the securities included in the index. In the future, some ETFs may be based on strategies that do not involve reproducing the return of an index.

Repurchase agreements obligate a person selling US government or other high-quality securities to buy them back within a specified period of time (usually one week or less) at an agreed-upon price.

in American and Global Depositary Receipts to gain exposure to foreign stock markets. They may also invest in index futures contracts or exchange traded funds. These tactics can permit the Portfolios to avoid some of the costs associated with direct investing. Investing in index future contracts also allows the Portfolios to more closely match the returns of a fully invested portfolio while keeping enough liquidity to meet the Portfolios' anticipated cash needs.

The Portfolios' Money Market Investments

The Portfolios' money market investments consist of high-quality short-term debt obligations selected for their credit quality and ability to maintain value. They all must have remaining maturities of 397 days (about 13 months) or less. The Portfolios will hold money market instruments that have an average-weighted maturity of 90 days or less. They include:

.. US government debt securities

.. foreign and domestic bank obligations

.. corporate borrowings

.. repurchase agreements

.. money market funds




LIFEPATH DETAILS 29

A Further
                Discussion of Risk

Defining Terms

The Portfolios have appointed shareholder servicing agents to service individual Portfolio accounts. In addition to buying and selling shares on behalf of eligible investors, shareholder servicing agents may answer shareholder inquiries, keep records, and provide reports on the status of individual accounts. The Portfolios do not charge extra for these services, but compensate shareholder servicing agents as part of their operating expenses.

Besides the general risks described above under Principal Risk Factors, the LifePath Portfolios are subject to additional specific risks.

Derivatives

A derivative is a financial contract whose value, or return, depends on, or is derived from, the value of an underlying asset such as a security or index. Index futures contracts are considered derivatives because they derive their value from the prices of the indexes. The floating rate or variable rate bonds and mortgage-backed securities that the Portfolios may purchase are also considered derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in market interest rates or to sudden fluctuations in market prices.

For a further discussion of Fund risks, please refer to the Portfolios' Statement of Additional Information (SAI). The SAI is incorporated by reference and is available free of charge from your shareholder servicing agent or by calling 1 877 BGI 1544 (1 877 244 1544).



30  BARCLAYS GLOBAL INVESTORS FUNDS

Management of the Portfolios



Investment Adviser

The LifePath Portfolios are feeder funds that invest all of their assets in similarly named Master Portfolios with substantially identical investment objectives, strategies and policies. BGFA provides investment guidance and policy direction for each of the Master Portfolios. For its services to the Master Portfolios, BGFA is entitled to receive an annual fee of 0.35% of each Master Portfolio's average daily net assets.

Unlike many traditional actively managed funds, there is no single portfolio manager who makes investment decisions for the LifePath Portfolios. Instead, a team of investment professionals evaluates recommendations made by BGFA's proprietary mathematical model. This process reflects BGFA's commitment to an objective and consistent investment management structure.

BGFA is located at 45 Fremont Street, San Francisco, California 94105. It is a wholly owned subsidiary of BGI, which in turn is an indirect subsidiary of Barclays Bank PLC. BGI, including its affiliates, is the world's largest manager of institutional investment assets. As of December 31, 2002, BGI and its affiliates, including BGFA, provided investment advisory services for over $746 billion in assets. BGI, BGFA, Barclays Bank and their affiliates deal, trade and invest for their own accounts in the types of securities in which the LifePath Portfolios' corresponding Master Portfolios may also invest.



LIFEPATH DETAILS 31

Administrative Services

BGI provides the following services as the Portfolios' administrator:

.. management of the Portfolios' non-investment operations

.. preparation of reports for the Portfolios' Board of Trustees

.. preparation of reports required by the Securities and Exchange Commission and state securities commissions

.. preparation of proxy statements and shareholder reports

BGI is entitled to receive an annual fee of 0.50% of each Portfolio's average daily net assets. In return for this fee, BGI has agreed to absorb all expenses of each Portfolio and Master Portfolio other than the investment advisory fee, extraordinary expenses, brokerage and other expenses connected to the execution of portfolio transactions and certain expenses which are borne by the Portfolios.



32  BARCLAYS GLOBAL INVESTORS FUNDS

Shareholder Information

                                    [GRAPHIC]



Defining Terms

The Portfolios have appointed Investors Bank & Trust (IBT) is the Portfolios' custodian, transfer agent and dividend disbursing agent.

Who is Eligible to Invest

To be eligible to purchase Portfolio shares, you must:

.. invest through an employer-sponsored or individual retirement savings plan

.. invest the proceeds rolled over from such plan into an Individual Retirement
  Account

.. maintain an account with Investors Bank & Trust or one of the Portfolios' shareholder servicing agents authorized to sell and service Portfolio shares, or

.. invest a minimum of $1 million directly through IBT

How to Buy Shares

.. Plan participant. Invest through payroll deductions or make a direct contribution by rolling over an amount from another 401(k) plan or from a rollover IRA. (Make arrangements through your employer.)

.. Tax-deferred investor. Invest through a shareholder servicing agent as provided in your benefit plan documents.* Your shareholder servicing agent is responsible for transmitting your purchase order and may impose an earlier deadline.

.. Qualified buyer. Invest through an account set up with your shareholder servicing agent. Your shareholder servicing agent is responsible for transmitting your purchase order and may impose an earlier deadline.

.. Direct buyer. Invest through the Portfolios' Transfer Agent, IBT. See
  "Special Instruction for Direct Buyers" on page 35.

You may be asked to provide information to verify your identity when opening an account.

*Your shareholder servicing agent is responsible for supplying plan documents itemizing account maintenance fees and describing the amount and nature of the investments allowed by law.



LIFEPATH DETAILS 33

You may buy Portfolio shares at any time without paying a sales charge. You must submit your purchase order by the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4pm Eastern Time) on any day the Portfolio is open (a "Business Day") to purchase shares at that day's net asset value. Orders received after the close of regular trading on the NYSE will be executed on the next Business Day. The Portfolios reserve the right to suspend the availability of Portfolio shares and have the right to reject any purchase order. The Portfolios are generally open Monday through Friday and are closed on weekends and NYSE holidays.

How to Sell Shares*

.. Plan participant. Contact your Plan Sponsor or shareholder servicing agent.

.. Tax-deferred investor. Contact your Plan Sponsor or shareholder servicing agent.

.. Qualified buyer. Contact your shareholder servicing agent.

.. Direct buyer. See "Special Instructions for Direct Buyers" on page 35.

You may sell Portfolio shares at any time without paying a sales charge. You must submit your purchase order to sell shares by the close of regular trading on the NYSE (normally 4pm Eastern Time) on any Business Day to sell shares at that day's net asset value. Orders received after the close of regular trading on the NYSE will be executed on the next Business Day.

The Portfolios generally remit the proceeds from a sale the next Business Day after receiving a properly executed order and no longer than seven business days after the sale. It is important that you call the Portfolios before executing a large transaction. In consideration of the interests of all shareholders, each Portfolio reserves the right to reject any purchase orders or delay delivery of your redemption proceeds--up to seven days--if the amount will disrupt a Portfolio's operation or performance. Please contact 1 888 204 3956 for further clarification.

Upon redemption, the identity of the holder of the account to which the proceeds are being sent may need to be verified.

*Under certain circumstances, the Portfolios reserve the right to send your sale proceeds in the form of securities from their Master Portfolio.



34  BARCLAYS GLOBAL INVESTORS FUNDS

How to Exchange Shares

The Portfolios allow investors to exchange shares free of charge between other BGI Funds. Before buying shares through an exchange, you should obtain a copy of that Portfolio's prospectus and read it carefully. Prospectuses may be obtained by calling 1 877 BGI 1544 (1 877 244 1544).

The Portfolios may limit the number of times you may exchange shares if they believe doing so is in the best interest of other Portfolio shareholders. They may also modify or terminate this exchange privilege by giving 60 days' written notice.

Special Instructions for Direct Buyers

Direct buyers who have an established account with a Portfolio, can add to or redeem from their Portfolio account by wire instructions, by phone or through the mail.

.. To invest by wire, just check that option on your account application when you open your account. If you already have an account, call 1 888 204 3956 to receive a bank-wire application.

You should instruct your bank to wire funds as follows:

 Investors Bank & Trust Co.
 ABA #011-001-438
 Attn: Transfer Agent
 Account # DDA 555555535
 For Further Credit to: Barclays Global Investors Funds
 Shareholder Account Name:
 Shareholder Account Number:
 Fund Number:
  LifePath Retirement: 1002
  LifePath 2010: 1012
  LifePath 2020: 1022
  LifePath 2030: 1032
  LifePath 2040: 1042

.. To invest by mail, make your check payable to the Portfolio of your choice.
  Please include the Portfolio number and account number on your check. You will find them on your monthly statements.

.. To redeem shares by phone, call 1 888 204 3956 any Business Day between
  8:30am and 5pm, Eastern Time. IBT will employ procedures designed to confirm that your order is valid, but neither IBT nor the



LIFEPATH DETAILS 35

Defining Terms

The amortized cost method marks down any premium, or marks up any discount, on short-term debt that the Portfolios buy at a constant rate until maturity. It does not reflect daily fluctuations in market value.

Portfolios may be held liable for acting on telephone instructions IBT reasonably believes to be valid. IBT will wire proceeds directly to your designated bank account.*

.. To redeem shares by mail, indicate the dollar amount you wish to receive or the number of shares you wish to sell in your sales order. Include your Portfolio, account and taxpayer identification numbers. All account signatories must sign the order.

.. Direct buyers can ask IBT to wire proceeds directly to their designated bank account.**

.. When a direct buyer purchases Portfolio shares and then quickly sells, the Portfolios may delay the payment of proceeds up to ten days to ensure that purchase checks have cleared.

Calculating the Portfolios' Share Price

IBT calculates each Portfolio's share price (also known as a Portfolio's net asset value) in accordance with the standard formula for valuing mutual fund shares at the close of regular trading (normally 4pm Eastern Time) every day the NYSE is open. The formula calls for deducting all of a Portfolio's liabilities from the total value of its assets--the market value of the securities it holds, plus cash reserves--and dividing the result by the number of shares outstanding. IBT values most of the securities in the Portfolios at their current market prices. If a significant event has occurred, or if such prices are not readily available, IBT uses estimates of the securities' fair value in accordance with guidelines approved by the Master Portfolios' Board of Trustees. Debt securities maturing in 60 days or less are valued according to the amortized cost method.

*If you wish to change your bank wire instructions, you must make your request in writing and include a signature guarantee to help prevent fraud. You can obtain a signature guarantee from most banks and securities dealers. A signature guarantee is not a notarized signature.
**If you direct the sale's proceeds to someone other than your account's owner of record, to an address other than your account's address of record or to a bank not designated previously, you must make your request in writing and include a signature guarantee to help prevent fraud. You can obtain a signature guarantee from most banks and securities dealers. A signature guarantee is not a notarized signature.



36  BARCLAYS GLOBAL INVESTORS FUNDS

The price at which a purchase or redemption is made is based on the next calculation of net asset value after the order is received in proper form. An exchange of a Portfolio's shares for shares of another BGI Portfolio will be treated as a sale of the Portfolio's shares and any gain on the transaction may be subject to federal income tax.

Dividends and Distributions

The LifePath Portfolios pay out dividends of any net investment income to investors every quarter. The Portfolios distribute their realized capital gains, if any, to shareholders at least annually. Dividends and distributions payable to you will be automatically reinvested in additional shares of your Portfolio, unless you request payment in cash.

Taxes

The following discussion regarding federal income taxes is based upon laws that were in effect as of the date of this prospectus and summarizes only some of the important federal income tax considerations affecting the Portfolios and their US shareholders. This discussion is not intended as a substitute for careful tax planning. Please see the SAI for additional federal income tax information.

As with all mutual funds, you may be required to pay taxes on the Portfolios' net investment income and realized capital gains through distribution of such income and gains by the Portfolios to their shareholders. You will owe the taxes whether you choose to receive distributions in cash or have them automatically reinvested in Portfolio Shares.

The amount of taxes you owe on your share of Portfolio income and gains will vary from year to year, based on the amount of dividends of net investment income and capital gain distributions the Portfolios pay out and your tax rate. Normally, dividends and distributions are taxable to you when paid. However, when dividends and distributions are declared in the last three months of a year and paid in January of the next year, they are taxable as if paid on December 31 of the prior year.



LIFEPATH DETAILS 37

Dividends and capital gain distributions usually create the following tax liability:

TRANSACTION                          TAX STATUS
Income dividends                     Ordinary income
-----------------------------------------------------------
Short-term capital gain distribution Ordinary income
-----------------------------------------------------------
Long-term capital gain distribution  Long-term capital gain
-----------------------------------------------------------

A portion of dividends paid to corporate shareholders of the LifePath Portfolios may qualify for the dividends-received deduction available to corporations.

In addition, if you sell or exchange your Portfolio shares you may have a taxable capital gain or loss, depending on what you paid for your shares and what you receive for them (or are treated as receiving in the case of exchanges). Such gain or loss generally will be long-term capital gain or loss if you have held such Portfolio shares for more than one year at the time of disposition.

TRANSACTION                                  TAX STATUS
You sell shares owned for more than one year Long-term capital gain or loss
----------------------------------------------------------------------------
You sell shares owned for one year or less   Short-term capital gain or loss
----------------------------------------------------------------------------

If you buy a Portfolio's shares shortly before it makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Portfolio that holds appreciated securities, you will, in effect, receive part of your purchase back in a taxable distribution if and when the Portfolio sells the securities and realizes gain on the sale. All of the Portfolios have built up, or have the potential to build up, high levels of unrealized appreciation in their investments.

Following the end of each year, the Portfolios will send you a notice that tells you how much you've received in dividends and distributions during the year and their federal tax status. You could also be subject to foreign, state and local taxes on such dividends and distributions.



38  BARCLAYS GLOBAL INVESTORS FUNDS

The Portfolios are required to withhold 30% as "backup withholding" on any payments to you by them (including amounts deemed paid in the case of exchanges) if you haven't given us a correct Taxpayer Identification Number
(TIN) and certified that the TIN is correct and withholding doesn't apply, the Internal Revenue Service (IRS) notifies the Portfolios that your TIN given to us is incorrect or the IRS informs us that you are otherwise subject to backup withholding. Any amounts withheld can be applied against your federal income tax liability.

Tax considerations for tax-exempt investors or investors holding fund shares through a tax-deferred account, such as a 401(k) plan or individual retirement account, will be different. Because each investor's tax circumstances are unique and because tax laws are subject to change, we recommend that you consult your tax advisor about your investment.

Master/Feeder Mutual Fund Structure

The Portfolios do not have their own investment adviser. Instead, each Portfolio invests all of its assets in a separate mutual fund, called a Master Portfolio that has substantially identical investment objectives, strategies and policies as the individual Portfolios. BGFA serves as investment adviser to each Master Portfolio. The Master Portfolios may accept investments from other feeder funds. Certain actions involving other feeder funds, such as a substantial withdrawal, could affect the Master Portfolios and, therefore, the Portfolios.

Feeder Fund Expenses. The feeders bear the Master Portfolio's expenses in proportion to the amount of assets each invests in the Master Portfolio. Each feeder can set its own transaction minimums, fund-specific expenses and conditions.

Feeder Fund Rights. Under the master/feeder structure, each Portfolio's Board of Trustees retains the right to withdraw the Portfolio's assets from the Master Portfolio if it believes doing so is in the shareholders' best interests. If the Trustees withdraw the Portfolio's assets, they would then consider whether the Portfolio should hire its own investment adviser, invest in another master portfolio or take other action.



LIFEPATH DETAILS 39

Financial Highlights


The tables below provide a picture of the Class I shares of each Portfolio's financial performance. The per share information reflects financial results for a single Portfolio share. The total returns in the tables represent the rates of return that an investor would have earned or lost on an investment in each of the Portfolios, assuming reinvestment of all dividends and distributions. The information for the fiscal years ended February 28, 2001, February 28, 2002 and December 31, 2002 has been audited by PricewaterhouseCoopers LLP. For all other periods the information was audited by KPMG LLP. The independent auditor's report, along with the Portfolios' financial statements, is included in the Portfolios' annual report. You may obtain copies of the annual reports at no cost by calling 1 877 BGI 1544 (1 877 244 1544), toll free, Monday through Friday, 8:30am to 5pm Eastern time.

                                                                          LIFEPATH RETIREMENT PORTFOLIO

                                                    Ten-Month Period
                                                    Ended            Year Ended    Year Ended Year Ended Year Ended Year Ended
                                                    12/31/2002/(1)/  2/28/2002     2/28/2001  2/29/2000  2/28/1999  2/28/1998
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $10.59        $10.77        $11.18     $11.53     $11.56     $10.97
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                      0.21          0.34/(2)/     0.44       0.43       0.42       0.46
Net realized and unrealized gain (loss) investments      (0.40)        (0.10)/(2)/     0.23       0.12       0.34       0.85
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                         (0.19)          0.24          0.67       0.55       0.76       1.31
------------------------------------------------------------------------------------------------------------------------------
Less distributions from:
Net investment income                                    (0.28)        (0.35)        (0.44)     (0.43)     (0.42)     (0.46)
Net realized gain                                        (0.09)        (0.07)        (0.64)     (0.47)     (0.37)     (0.26)
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                      (0.37)        (0.42)        (1.08)     (0.90)     (0.79)     (0.72)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $10.03        $10.59        $10.77     $11.18     $11.53     $11.56
------------------------------------------------------------------------------------------------------------------------------
Total return                                            (1.78)%/(3)/    2.25%         6.16%      4.82%      6.70%     12.32%
------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
Net assets, end of period (000s)                        $40,509       $36,936       $32,763    $28,772    $51,281    $48,731
Ratio of expenses to average net assets/(4)/              0.85%         0.89%         0.95%      0.95%      0.95%      0.95%
Ratio of net investment income to average net
assets/(4)/                                               2.47%         3.19%/(2)/    4.00%      3.63%      3.55%      4.06%
Portfolio turnover rate/(5)/                                56%          116%/(6)/      58%        55%        66%        39%
------------------------------------------------------------------------------------------------------------------------------

/(1)/The Portfolio changed its fiscal year end from February 28 to December 31. /(2)/Effective March 1, 2001, the Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies that requires the amortization of discounts and premiums on debt securities purchased, using a constant yield to maturity method. The adoption of this policy had no material effect on the ratios and per share data for the year ended February 28, 2002. Ratios and per share data for the periods prior to March 1, 2001 have not been restated to reflect this change in policy.
/(3)/Not annualized.
/(4)/These ratios include expenses charged to the corresponding Master
     Portfolio and are annualized for periods of less than one year. /(5)/Represents the Portfolio turnover rate of each Portfolio's corresponding
     Master Portfolio.
/(6)/Portfolio turnover rates excluding in-kind transactions were 52% for the LifePath Retirement Portfolio and 48% for the LifePath 2010 Portfolio.



40  BARCLAYS GLOBAL INVESTORS FUNDS

                                                                              LIFEPATH 2010 PORTFOLIO

                                                    Ten-Month Period
                                                    Ended             Year Ended     Year Ended Year Ended Year Ended Year Ended
                                                    12/31/2002/(1)/   2/28/2002      2/28/2001  2/29/2000  2/28/1999  2/28/1998
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $11.85         $12.46        $13.49     $14.29      $13.90     $12.46
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                       0.19           0.31/(2)/     0.41       0.42        0.38       0.40
Net realized and unrealized gain (loss) investments       (1.00)         (0.46)/(2)/   (0.16)       0.71        1.01       1.87
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          (0.81)         (0.15)          0.25       1.13        1.39       2.27
--------------------------------------------------------------------------------------------------------------------------------
Less distributions from:
Net investment income                                     (0.20)         (0.33)        (0.41)     (0.42)      (0.38)     (0.40)
Net realized gain                                         (0.02)         (0.13)        (0.87)     (1.51)      (0.62)     (0.43)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (0.22)         (0.46)        (1.28)     (1.93)      (1.00)     (0.83)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $10.82         $11.85        $12.46     $13.49      $14.29     $13.90
--------------------------------------------------------------------------------------------------------------------------------
Total return                                             (6.85)%/(3)/   (1.13)%         1.73%      7.92%      10.19%     18.73%
--------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
Net assets, end of period (000s)                        $121,627       $108,601       $89,988    $88,715    $132,798   $112,436
Ratio of expenses to average net assets/(4)/               0.86%          0.89%         0.95%      0.95%       0.95%      0.95%
Ratio of net investment income to average net
assets/(4)/                                                1.98%          2.59%/(2)/    3.09%      2.80%       2.73%      3.09%
Portfolio turnover rate/(5)/                                 72%            86%/(6)/      54%        49%         38%        46%
--------------------------------------------------------------------------------------------------------------------------------

/(1)/The Portfolio changed its fiscal year end from February 28 to December 31. /(2)/Effective March 1, 2001, the Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies that requires the amortization of discounts and premiums on debt securities purchased, using a constant yield to maturity method. The adoption of this policy had no material effect on the ratios and per share data for the year ended February 28, 2002. Ratios and per share data for the periods prior to March 1, 2001 have not been restated to reflect this change in policy.
/(3)/Not annualized.
/(4)/These ratios include expenses charged to the corresponding Master
     Portfolio and are annualized for periods of less than one year. /(5)/Represents the Portfolio turnover rate of each Portfolio's corresponding
     Master Portfolio.
/(6)/Portfolio turnover rates excluding in-kind transactions were 52% for the LifePath Retirement Portfolio and 48% for the LifePath 2010 Portfolio.



LIFEPATH DETAILS 41

                                                                                    LIFEPATH 2020 PORTFOLIO

                                                          Ten-Month Period
                                                          Ended             Year Ended     Year Ended Year Ended Year Ended
                                                          12/31/2002/(1)/   2/28/2002      2/28/2001  2/29/2000  2/28/1999
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $13.52         $14.55         $16.18     $16.38     $15.73
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                             0.17           0.23/(2)/      0.31       0.32       0.31
Net realized and unrealized gain (loss) investments             (1.59)         (1.02)/(2)/    (0.83)       1.47       1.58
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                (1.42)         (0.79)         (0.52)       1.79       1.89
----------------------------------------------------------------------------------------------------------------------------
Less distributions from:
Net investment income                                           (0.21)         (0.24)         (0.31)     (0.32)     (0.31)
Net realized gain                                                   --         (0.00)/(7)/    (0.80)     (1.67)     (0.93)
----------------------------------------------------------------------------------------------------------------------------
Total distributions                                             (0.21)         (0.24)         (1.11)     (1.99)     (1.24)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $11.89         $13.52         $14.55     $16.18     $16.38
----------------------------------------------------------------------------------------------------------------------------
Total return                                                  (10.58)%/(3)/   (5.44)%        (3.54)%     10.84%     12.42%
----------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
Net assets, end of period (000s)                              $270,696       $319,935       $182,807   $143,052   $166,130
Ratio of expenses to average net assets/(4)/                     0.83%          0.89%          0.95%      0.95%      0.95%
Ratio of net investment income to average net assets/(4)/        1.59%          1.74%/(2)/     1.99%      1.87%      1.91%
Portfolio turnover rate/(5)/                                       67%            86%/(6)/       39%        43%        36%
----------------------------------------------------------------------------------------------------------------------------



                                                          Year Ended
                                                          2/28/1998
--------------------------------------------------------------------
Net asset value, beginning of period                         $13.40
--------------------------------------------------------------------
Income from investment operations:
Net investment income                                          0.33
Net realized and unrealized gain (loss) investments            2.84
--------------------------------------------------------------------
Total from investment operations                               3.17
--------------------------------------------------------------------
Less distributions from:
Net investment income                                        (0.33)
Net realized gain                                            (0.51)
--------------------------------------------------------------------
Total distributions                                          (0.84)
--------------------------------------------------------------------
Net asset value, end of period                               $15.73
--------------------------------------------------------------------
Total return                                                 24.25%
--------------------------------------------------------------------
Ratios/Supplemental Data:
Net assets, end of period (000s)                           $148,197
Ratio of expenses to average net assets/(4)/                  0.95%
Ratio of net investment income to average net assets/(4)/     2.28%
Portfolio turnover rate/(5)/                                    41%
--------------------------------------------------------------------

/(1)/The Portfolio changed its fiscal year end from February 28 to December 31. /(2)/Effective March 1, 2001, the Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies that requires the amortization of discounts and premiums on debt securities purchased, using a constant yield to maturity method. The adoption of this policy had no material effect on the ratios and per share data for the year ended February 28, 2002. Ratios and per share data for the periods prior to March 1, 2001 have not been restated to reflect this change in policy.
/(3)/Not annualized.
/(4)/These ratios include expenses charged to the corresponding Master
     Portfolio and are annualized for periods of less than one year. /(5)/Represents the Portfolio turnover rate of each Portfolio's corresponding
     Master Portfolio.
/(6)/Portfolio turnover rates excluding in-kind transactions were 35% for the
     LifePath 2020 Portfolio and 25% for the LifePath 2030 Portfolio. /(7)/Rounds to less than $0.01.



42  BARCLAYS GLOBAL INVESTORS FUNDS

                                                                              LIFEPATH 2030 PORTFOLIO

                                                    Ten-Month Period
                                                    Ended             Year Ended     Year Ended Year Ended Year Ended Year Ended
                                                    12/31/2002/(1)/   2/28/2002      2/28/2001  2/29/2000  2/28/1999  2/28/1998
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $13.69         $15.77        $17.84     $18.57      $17.39    $14.17
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                       0.13           0.18/(2)/     0.23       0.26        0.24      0.26
Net realized and unrealized gain (loss) investments       (1.97)         (1.48)/(2)/   (1.22)       2.22        2.06      3.65
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          (1.84)         (1.30)        (0.99)       2.48        2.30      3.91
--------------------------------------------------------------------------------------------------------------------------------
Less distributions from:
Net investment income                                     (0.13)         (0.19)        (0.23)     (0.26)      (0.24)    (0.26)
Net realized gain                                         (0.16)         (0.59)        (0.85)     (2.95)      (0.88)    (0.43)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (0.29)         (0.78)        (1.08)     (3.21)      (1.12)    (0.69)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $11.56         $13.69        $15.77     $17.84      $18.57    $17.39
--------------------------------------------------------------------------------------------------------------------------------
Total return                                            (13.46)%/(3)/   (8.25)%       (5.99)%     13.04%      13.55%    28.22%
--------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
Net assets, end of period (000s)                        $103,485       $108,538       $79,665    $84,016    $116,729   $95,309
Ratio of expenses to average net assets/(4)/               0.84%          0.89%         0.95%      0.95%       0.95%     0.95%
Ratio of net investment income to average net
assets/(4)/                                                1.28%          1.25%/(2)/    1.32%      1.32%       1.35%     1.72%
Portfolio turnover rate/(5)/                                 68%            53%/(6)/      27%        26%         19%       27%
--------------------------------------------------------------------------------------------------------------------------------

/(1)/The Portfolio changed its fiscal year end from February 28 to December 31. /(2)/Effective March 1, 2001, the Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies that requires the amortization of discounts and premiums on debt securities purchased, using a constant yield to maturity method. The adoption of this policy had no material effect on the ratios and per share data for the year ended February 28, 2002. Ratios and per share data for the periods prior to March 1, 2001 have not been restated to reflect this change in policy.
/(3)/Not annualized.
/(4)/These ratios include expenses charged to the corresponding Master
     Portfolio and are annualized for periods of less than one year. /(5)/Represents the Portfolio turnover rate of each Portfolio's corresponding
     Master Portfolio.
/(6)/Portfolio turnover rates excluding in-kind transactions were 35% for the
     LifePath 2020 Portfolio and 25% for the LifePath 2030 Portfolio. /(7)/Rounds to less than $0.01.



LIFEPATH DETAILS 43

                                                                              LIFEPATH 2040 PORTFOLIO

                                                    Ten-Month Period
                                                    Ended             Year Ended     Year Ended Year Ended Year Ended Year Ended
                                                    12/31/2002/(1)/   2/28/2002      2/28/2001  2/29/2000  2/28/1999  2/28/1998
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $14.73         $16.74         $20.64     $20.25     $18.77     $15.21
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                       0.12           0.10/(2)/      0.11       0.13       0.14       0.18
Net realized and unrealized gain (loss) investments       (2.48)         (1.93)/(2)/    (2.20)       3.18       2.67       4.41
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          (2.36)         (1.83)         (2.09)       3.31       2.81       4.59
--------------------------------------------------------------------------------------------------------------------------------
Less distributions from:
Net investment income                                     (0.10)         (0.10)         (0.10)     (0.13)     (0.14)     (0.19)
Net realized gain                                             --         (0.08)         (1.71)     (2.79)     (1.19)     (0.84)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (0.10)         (0.18)         (1.81)     (2.92)     (1.33)     (1.03)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $12.27         $14.73         $16.74     $20.64     $20.25     $18.77
--------------------------------------------------------------------------------------------------------------------------------
Total return                                            (16.03)%/(3)/  (10.89)%       (10.81)%     16.01%     15.35%     30.95%
--------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
Net assets, end of period (000s)                         $74,352        $84,961        $97,863   $122,683   $163,883   $126,601
Ratio of expenses to average net assets/(4)/               0.83%          0.90%          0.95%      0.95%      0.95%      0.95%
Ratio of net investment income to average net
assets/(4)/                                                1.05%          0.64%/(2)/     0.50%      0.59%      0.72%      1.04%
Portfolio turnover rate/(5)/                                 62%            15%/(6)/       20%        29%        19%        34%
--------------------------------------------------------------------------------------------------------------------------------

/(1)/The Portfolio changed its fiscal year end from February 28 to December 31. /(2)/Effective March 1, 2001, the Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies that requires the amortization of discounts and premiums on debt securities purchased, using a constant yield to maturity method. The adoption of this policy had no material effect on the ratios and per share data for the year ended February 28, 2002. Ratios and per share data for the periods prior to March 1, 2001 have not been restated to reflect this change in policy.
/(3)/Not annualized.
/(4)/These ratios include expenses charged to the corresponding Master
     Portfolio and are annualized for periods of less than one year. /(5)/Represents the Portfolio turnover rate of each Portfolio's corresponding
     Master Portfolio.
/(6)/Portfolio turnover rates excluding in-kind transactions were 15% for the LifePath 2040 Portfolio.



44  BARCLAYS GLOBAL INVESTORS FUNDS

For more detailed information on the LifePath Portfolios, request a copy of the Portfolios, annual and semi-annual reports to shareholders and their Statement of Additional Information (SAI). The annual and semi-annual reports discuss Portfolio investments over the last fiscal year. They also review the market conditions and investment strategies that materially affected Portfolio performance.

The SAI provides detailed information on the Portfolios. BGFA has electronically filed the SAI, dated June 6, 2003, with the Securities and Exchange Commission. It is incorporated by reference into this prospectus.

If you have any questions about the LifePath Portfolios, or wish to obtain the reports and SAI free of charge, please call the Portfolios' toll-free number:

1 877 BGI 1544
(1 877 244 1544)
or e-mail the Portfolios at
BGIFUNDS@seic.com

Or you may write Barclays Global Investors Funds:

c/o SEI Investments
Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

You can also obtain this information through the Internet on the Securities and Exchange Commission's Website:

http://www.sec.gov

Copies of these documents may be obtained, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section. Address your request to:

Public Reference Section
of the SEC
Washington, D.C. 20549-0102

You can also review and copy the documents at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Call the Commission at 1 202 942 8090 for further details.

Investment Company Act File No.:

811-7332

                                                BARCLAYS GLOBAL INVESTORS FUNDS
BGF-PR-LPI0603

PROSPECTUS/JUNE 6, 2003

Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


                                                           LifePath(R)    2040
                                                LifePath(R)       2030
                                   LifePath(R)  2020
                      LifePath(R)  2010
          LifePath(R) Retirement

LifePath(R) Portfolios

Class R Shares

The first mutual funds designed to provide comprehensive asset allocation strategies that adjust over time for the individual investor

                                                BARCLAYS GLOBAL INVESTORS FUNDS

Table of Contents

             LIFEPATH BASICS

                  2  LifePath Overview

                  3  LifePath Investment Objectives

                  4  Principal Investment Strategies Common to All
                     LifePath Portfolios

                  7  Principal Investment Strategies for Each
                     LifePath Portfolio

                  8  Principal Risk Factors

                 13  Investment Returns

                 21  Fees and Expenses

             LIFEPATH DETAILS

                 23  The LifePath Investment Mission

                 24  The LifePath Investment Model

                 26  Principal Investments

                 30  A Further Discussion of Risk

                 31  Management of the Portfolios

                 33  Shareholder Information

                 39  Financial Highlights

LIFEPATH BASICS

LifePath Overview

                                    [GRAPHIC]



Defining Terms

Your asset allocation, or investment mix, is the distribution of your investments among broad classes of assets: stocks, bonds and money market instruments.

The LifePath Portfolios/1/ offer investors comprehensive asset allocation investment strategies tailored to the time when they expect to begin withdrawing assets. Each Portfolio invests in a combination of stocks, bonds and short-term money market instruments in proportions suggested by its own comprehensive asset allocation strategy that gradually becomes more conservative as the year in the Portfolio's name approaches, except for the LifePath Retirement Portfolio (formerly the LifePath Income Portfolio) that is already in its most conservative phase.

/1/Each LifePath Portfolio invests all of its assets in a separate mutual fund, called a Master Portfolio that has a substantially identical investment objective as the Portfolio. For simplicity's sake, all discussion of investment objectives, strategies and risks of a particular LifePath Portfolio refers also to the objectives, strategies and risks of its Master Portfolio, unless otherwise indicated. A detailed description of the relationship of the Portfolios to their Master Portfolios appears on page 38.


2   BARCLAYS GLOBAL INVESTORS FUNDS

LifePath Investment Objectives

Defining Terms

Quantitatively measured risk gauges both the frequency and degree to which an asset class will perform below the long-term expected average.

An investment's time horizon marks the point when investors plan to start making net withdrawals. As a general rule, investors with a longer time horizon have a greater tolerance for risk than investors with a shorter time horizon. Long-term investors are more likely to accept a greater risk of short-term loss for the opportunity of achieving greater long-term gains.

Each Portfolio seeks to maximize assets for retirement or other purposes consistent with the quantitatively measured risk that investors on average may be willing to accept given their investment time horizon. Each Portfolio has its own time horizon which affects the acceptable risk level of the Portfolio and in turn, its asset allocation.

Specifically:

.. LifePath Retirement Portfolio is managed for investors seeking income and moderate long-term growth of capital.

.. LifePath 2010 Portfolio is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2010.

.. LifePath 2020 Portfolio is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2020.

.. LifePath 2030 Portfolio is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2030.

.. LifePath 2040 Portfolio is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040.

Each Portfolio's investment objective may be changed by the Portfolio's Board of Trustees without shareholder approval.


LIFEPATH BASICS 3

Principal Investment Strategies Common to All LifePath Portfolios

                                    [GRAPHIC]



Defining Terms

Indexes are composed of groups of securities chosen to represent an entire stock or bond market, or a major market segment. Indexes may include securities that meet objective criteria, such as foreign, industry sector or company size. Including a security in an index means merely that it has satisfied the selection criteria. It implies no expectation about performance.

The LifePath Portfolios pursue a common strategy of allocating and reallocating investments among stocks, bonds and money market instruments. The Portfolios with longer time horizons invest more of their assets in stocks to provide a greater opportunity for capital appreciation over the long-term. The Portfolios with shorter time horizons invest more heavily in bonds and money market instruments to reduce risk and price volatility. The Portfolios with shorter time horizons also have lower expected returns than the Portfolios with longer time horizons.

The strategies go further, allocating assets among 15 indexes within investment classes. Some of the indexes are well-known broad-based market indexes, such as the S&P 500 Index* of large company stocks. Some of these indexes consist of intermediate- and long-term bonds, including investment grade, corporate debt and government obligations. And some of these indexes include foreign securities. The Portfolios also may invest in money market instruments. This broad diversification is designed to produce the highest expected returns for a given level of risk. Expected returns do not necessarily translate into actual returns.

*S&P does not sponsor, endorse, sell or promote the LifePath Portfolios or their Master Portfolios, nor are they affiliated in any way with BGFA.


4   BARCLAYS GLOBAL INVESTORS FUNDS

Asset Allocation Decisions

In buying securities for each Portfolio, Barclays Global Fund Advisors (BGFA), the Portfolios' Investment Adviser, does not select individual companies. Instead, BGFA uses an investment model that focuses on selecting a mix of indexes by measuring their risk level and expected returns based on a proprietary set of criteria that analyzes extensive financial and economic data (such as market interest rates and inflation data), as well as risk correlation and expected return statistics. The Portfolios then allocate a portion of their assets to money market instruments and to each index appropriate for each individual Portfolio. Where feasible, the Portfolios buy all the securities that comprise the index; otherwise the Portfolios buy a representative sample of the securities. The Portfolios seek to match the index's return as closely as possible. The Portfolios focus on the selection of indexes or asset classes and do not try to avoid individual underperforming securities investments nor do they try to pick individual investments that might outperform the index.

This strategy stems from the belief that asset allocation decisions--for example, choosing between stocks and bonds--matter more to overall investment performance than individual security selection--which particular stock or bond you choose.

Risk Tolerance

Two general rules of investing have shaped the Portfolios' strategies:

.. Higher investment returns usually go hand-in-hand with higher risk. Put another way, the greater an investment's potential return, the greater its potential loss. Historically, for example, stocks have outperformed bonds, but the worst year for stocks on record was much worse than the worst year for bonds.

.. The longer the investors' time horizon, the greater their risk tolerance;
  their investments have more time to recoup losses.

The LifePath Portfolios with longer time horizons take more risks. This assumption of greater risks is linked with these Portfolios' pursuit of greater returns. As each Portfolio approaches its time horizon, and its investors have less time to recover from market declines, the Portfolio systematically reduces the level of risk. This systematic shift toward more conservative


LIFEPATH BASICS 5
investments is designed to help stabilize the value of your LifePath investment as the time nears for you to begin drawing on it.

BGFA's investment model does not limit the analysis to long-term expectations. The Portfolios also take into account short-term market conditions. If conditions in a market have increased risk levels of an investment class or index to a point that its risk levels do not justify its expected returns, the Portfolios will not allocate as much of their assets to it as they otherwise might. Additionally, the Portfolios may reduce their allocation to an investment class or index, even when risks have not increased, because its expected return has fallen. This usually happens because prices have risen to the point that the potential for further gains appears limited.

After a Portfolio Reaches Its Time Horizon

By the time a Portfolio reaches the decade identified by its name, it has reached its least aggressive state in terms of building capital (the LifePath Retirement Portfolio has already entered this state). This does not mean that it invests exclusively in money market instruments. Rather, because BGFA believes that most investors are still willing to take some risks in pursuing returns even while drawing on their investments, the Portfolio continues to allocate a portion of its assets to stocks and bonds, in addition to money market instruments. On average, BGFA expects that about 35% of the Portfolio's assets will be invested in stocks, with the rest in bonds and money market instruments.


6   BARCLAYS GLOBAL INVESTORS FUNDS

Principal Investment Strategies for Each LifePath Portfolio


.. LifePath Retirement Portfolio is designed to maintain the lowest risk levels of all the LifePath Portfolios primarily suitable for investors seeking income and moderate long-term growth of capital. As of December 31, 2002, the LifePath Retirement Portfolio held about 39% of its assets in stocks, 59% of its assets in bonds, and the rest of its assets in money market instruments. As the year 2010 approaches, the Portfolio will increasingly resemble the LifePath Retirement Portfolio.

.. LifePath 2010 Portfolio is designed to produce high total return for investors expecting to begin withdrawing assets around the year 2010. As of December 31, 2002 the LifePath 2010 Portfolio held about 57% of its assets in stocks, 42% of its assets in bonds, and the rest of its assets in money market instruments. As the year 2010 approaches, the Portfolio will increasingly resemble the LifePath Retirement Portfolio.

.. LifePath 2020 Portfolio is designed to produce high total return for investors expecting to begin withdrawing assets around the year 2020. As of December 31, 2002 the LifePath 2020 Portfolio held about 71% of its assets in stocks, 28% of its assets in bonds, and the rest of its assets in money market instruments. As the stated time horizon approaches, the allocation will become less risky and have lower expected returns.

.. LifePath 2030 Portfolio is designed to produce high total return for investors expecting to begin withdrawing assets around the year 2030. As of December 31, 2002 the LifePath 2030 Portfolio held about 82% of its assets in stocks, 17% of its assets in bonds, and the rest of its assets in money market instruments. As the stated time horizon approaches, the allocation will become less risky and have lower expected returns.

.. LifePath 2040 Portfolio is designed to produce high total return for investors expecting to begin withdrawing assets around the year 2040. December 31, 2002, the LifePath 2040 Portfolio held about 93% of its assets in stocks, 6% of its assets in bonds, and the rest of its assets in money market instruments. As the stated time horizon approaches, the allocation will become less risky and have lower expected returns.


LIFEPATH BASICS 7

Principal Risk Factors

                                    [GRAPHIC]



Each Portfolio has a different level of risk and the amount of risk is reflected in its name. The Portfolios with shorter time horizons (LifePath Retirement and LifePath 2010, for instance) will tend to be less risky and have lower expected returns than the Portfolios with longer time horizons (LifePath 2030 and LifePath 2040).

Each of the LifePath Portfolios presents each of the Risk Factors described. Depending on the LifePath Portfolio's time horizon, it presents these Risk Factors to varying degrees. For example, to the extent a Portfolio emphasizes stocks, such as the LifePath 2040 Portfolio, it presents a higher degree of Stock Investment Risk. Conversely, to the extent a Portfolio emphasizes bonds, such as the LifePath Retirement Portfolio, it presents a higher degree of Bond Investment Risk. The value of your investment in a Portfolio is based on the value of the underlying stocks and value of the underlying bonds and other securities in which the Portfolio invests. As with any investments, your investment in the LifePath Portfolios could lose money or the Portfolios' performance could trail that of other alternative investments.

Stock Investment Risk

The LifePath Portfolios are subject to the risks of stock investing. These include both short-term and prolonged price declines. Mid- to small-cap stocks tend to present greater risks than large-cap stocks because they are generally more volatile and can be less liquid. Because the Portfolios do not


8   BARCLAYS GLOBAL INVESTORS FUNDS

Defining Terms

Credit Risk is the risk that the borrower that issued a bond may not repay principal or interest when due.

Interest Rate Risk is the chance that bond prices will decline over short or even long periods due to rising interest rates.

Mortgage-backed securities represent interests in or instruments backed by a pool of loans secured by mortgages, and the resulting cash flow is used to pay principal and interest on the securities.

select individual companies within each index, the Portfolios may hold stocks in companies that present risks that an investment adviser researching individual stocks might seek to avoid.

Bond Investment Risk

The bonds held by the Portfolios are subject to the risks of fixed income investing. Although these risks include short-term and prolonged price declines, such price declines in the bond market have historically been less severe than stock declines. Because the Portfolios do not select individual bonds within each index, the Portfolios may hold bonds that an investment adviser researching individual bond issuers might seek to avoid.

Credit Risk. Bonds also face credit risk. US Treasury bonds have minimal credit risk because they are backed by the US government's full faith and credit. However, not all securities issued by government agencies are backed by the government's full faith and credit. Additionally, corporate bonds are subject to greater credit risk than US government bonds.

Interest Rate Risk. All bonds, including those issued by the government and its agencies, are subject to interest rate risk. Their prices tend to move in the opposite direction from market interest rate movements. When interest rates go up, bond prices tend to fall; when rates fall, prices tend to rise. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities, bonds with interest rate reset provisions, notes or money market instruments. Each Portfolio may also invest in mortgage-backed securities, which are also subject to prepayment risk and extension risk. The ability of an issuer of such a security to repay principal prior to a security's maturity or extend repayment longer than anticipated can cause duration changes and greater price volatility in response to interest rate changes.

Risks of Foreign Investment

The Portfolios invest in foreign investments, which are subject to additional risks, including potentially less liquidity and greater price volatility. These additional risks include those related to adverse political, regulatory, market or economic developments, and foreign markets can and often do perform differently than US markets. Emerging market securities typically present even greater exposure to these same risks and can present additional risks


LIFEPATH BASICS 9

Defining Terms

Depositary Receipts are receipts for shares of foreign stocks held on deposit in US banks or banks of major European countries. The receipts trade on the US or local European stock markets as would normal stocks, entitling their owners to the dividends and capital gains earned by the real shares stored in bank vaults.

(such as those related to social unrest or political upheaval) that can make them extremely volatile. Foreign companies may be subject to significantly higher levels of taxation, thereby reducing their earnings potential, and amounts realized on foreign securities may be subject to high levels of foreign taxation.

Foreign investments may be made directly or through investments in American Depositary Receipts (ADRs) and other similar investments. Direct investment in foreign securities involves exposure to additional risks, including those related to fluctuations in foreign currency exchange rates, withholding and other taxes, trade settlement, custodial, and other operational risks, and the less stringent investor protection and disclosure standards of some foreign markets. ADRs (receipts evidencing ownership of foreign stock deposited in a domestic bank or trust company) reduce some of the risks of foreign investing, because a large, liquid market generally exists and US trading and settlement practices reduce currency, custodial and other operational risks. Similar investments (European and Global Depository Receipts) are receipts for stock deposited in foreign bank and trust companies, trade across foreign and domestic markets, and can involve greater risks than ADRs.

Model Risk

Although the model used to manage the Portfolios' assets has been developed and refined over many years, neither the Portfolios nor BGFA can offer any assurance that the recommended allocation will either maximize returns or minimize risks. Nor can the Portfolios or BGFA offer assurance that a recommended allocation will prove the ideal allocation in all circumstances for every investor with a particular time horizon.

LifePath Portfolio investments are not bank deposits or obligations of BGFA or BGI. They are not guaranteed or endorsed by the Federal Deposit Insurance Corporation or any other government agency.

Differences Among Portfolios

The LifePath Retirement and the LifePath 2010 Portfolios are currently subject to the highest levels of Bond Investment Risk of all of the LifePath Portfolios. The LifePath 2020 Portfolio is currently subject to a significant level of Bond Investment Risk, but less than the LifePath Retirement and LifePath 2010 Portfolios. The LifePath 2030 and the LifePath 2040 Portfolios


10  BARCLAYS GLOBAL INVESTORS FUNDS
currently have the lowest levels of Bond Investment Risk, although they are not free of such risk altogether.

The LifePath 2040, LifePath 2030 and the LifePath 2020 Portfolios, in descending order, are subject to the highest levels of Stock Investment Risk and Foreign Investment Risk. The LifePath 2010 Portfolio also currently has a significant level of Stock Investment Risk and Foreign Investment Risk, but less than the LifePath 2040, LifePath 2030 and the LifePath 2020 Portfolios. The LifePath Retirement Portfolio currently has the lowest level of Stock Investment Risk and Foreign Investment Risk, although it is not free of such risks altogether.

All of the Portfolios are subject to Model Risk and the additional risks are described in the section "A Further Discussion of Risk" and in the Portfolios' Statement of Additional Information (SAI).

Who May Want to Invest in LifePath Portfolios

Which Portfolio to Consider

The first step in creating your portfolio is answering a key question: When will you need the money? Will it be in 10 years, when your kids are ready for college? Or 30 years, when you retire? Your answer to this question will determine the initial percentage of stocks, bonds, and money market instruments that is appropriate to hold in your portfolio. Once you have an answer to this question, LifePath can help you determine your portfolio's asset mix.

The number in the name of the LifePath portfolios is actually a year-a "target year" when you might expect to begin withdrawing your money. Selecting the asset mix most appropriate for your withdrawal date may be as simple as matching your target year with the closest portfolio target year.

For example, let's say that you are investing for retirement purposes, and that you expect to retire at age 60. If you are 40 years old, you have 20 years before retirement. By adding 20 to the current year, you can define your "target year." If you expect to retire in the year 2023, as in this example, the LifePath 2020 Portfolio may be the most appropriate investment solution for you.


LIFEPATH BASICS 11

                                    [CHART]



Note:The above chart is for illustrative purposes only and does not represent the actual allocation percentages of the LifePath Portfolios.

The graph also shows that over time, the investment mix of each LifePath strategy is gradually shifted from a greater concentration of higher-risk investments (namely stocks) to a greater concentration of lower-risk investments (bonds and money market instruments).

In making your investment decision, you should keep in mind:

.. each Portfolio's investment strategy derives from the risk tolerance of average investors with a particular time horizon

.. the Portfolio's time horizon is based on the year in its name, except for the LifePath Retirement Portfolio that is designed for investors in their retirement, or with shorter-term time horizons.

If you are willing to assume greater risk in exchange for the possibility of higher returns, you might direct some or all of your assets to a LifePath Portfolio with a longer time horizon. If you desire a more conservative investment, and are willing to forego some potential returns, you might direct some or all of your assets to a LifePath Portfolio with a shorter time horizon. The final choice is yours.


12  BARCLAYS GLOBAL INVESTORS FUNDS

Investment Returns

                                    [GRAPHIC]



Total Returns

The bar charts and tables in this section provide some indication of the risks of investing in the Portfolios by showing the changes in their performance from year to year. The bar charts show the returns for each Portfolio for each full calendar year since inception. The average annual total return tables (before and after taxes) compare each Portfolio's average annual total return with the return of a corresponding index for one and five years and since inception. The performance information for the periods from March 26, 1996 (the date the LifePath Portfolios commenced operations) through April 30, 2001 (the date the Class R Shares commenced operations) shows the performance of the Class I Shares of the LifePath Portfolios adjusted to reflect the fees and expenses of the Class R shares. The performance information for periods before March 26, 1996 shows the performance of the Institutional Class shares of the predecessor funds adjusted to reflect the fees and expenses of the Class R shares.* Performance from April 30, 2001 through December 31, 2002 reflects the actual performance of Class R shares.

How the Portfolios and the predecessor funds performed in the past is not an indication of how the LifePath Portfolios will perform in the future.

LifePath Retirement Portfolio
Year-By-Year Returns

                                    [CHART]

1995       17.38
1996        6.33
1997       10.71
1998       10.49
1999        4.85
2000        4.73
2001        3.60
2002       -4.98




The highest and lowest quarterly returns for the LifePath Retirement Portfolio for the calendar years above are listed below:

Highest Quarterly   Lowest Quarterly
Return: 2nd Qtr '97 Return: 3rd Qtr '02

       5.54%              -4.77%

*The LifePath Portfolios are successors to the assets of the predecessor funds.
 The predecessor funds were the Stagecoach Trust LifePath Funds, which commenced operations on March 1, 1994, invested in the LifePath Master Potfolios and had the same investment objectives, strategies, policies and risk considerations as the Portfolios.


LIFEPATH BASICS 13

LifePath 2010 Portfolio
Year-By-Year Returns

                                    [CHART]

1995       23.98
1996       10.74
1997       16.60
1998       16.04
1999        9.48
2000        0.71
2001       -0.75
2002       -8.57




The highest and lowest quarterly returns for the LifePath 2010 Portfolio for the calendar years above are listed below:

Highest Quarterly   Lowest Quarterly
Return: 4th Qtr '98 Return: 3rd Qtr '02

      10.12%              -8.38%

LifePath 2020 Portfolio
Year-By-Year Returns

                                    [CHART]

1995       27.50
1996       13.57
1997       21.21
1998       19.97
1999       14.12
2000       -3.74
2001       -6.42
2002      -13.01




The highest and lowest quarterly returns for the LifePath 2020 Portfolio for the calendar years above are listed below:

Highest Quarterly   Lowest Quarterly
Return: 4th Qtr '01 Return: 3rd Qtr '02

      14.61%              -11.58%


14  BARCLAYS GLOBAL INVESTORS FUNDS

LifePath 2030 Portfolio
Year-By-Year Returns

                                    [CHART]

1995       31.15
1996       15.62
1997       24.50
1998       22.72
1999       16.85
2000       -5.65
2001       -9.94
2002      -16.04





The highest and lowest quarterly returns for the LifePath 2030 Portfolio for the calendar years above are listed below:

Highest Quarterly   Lowest Quarterly
Return: 4th Qtr '98 Return: 3rd Qtr '02

      18.02%              -13.91%

LifePath 2040 Portfolio
Year-By-Year Returns

                                    [CHART]

1995       32.54
1996       18.65
1997       26.85
1998       25.58
1999       21.38
2000       -9.71
2001      -13.41
2002      -18.58




The highest and lowest quarterly returns for the LifePath 2040 Portfolio for the calendar years above are listed below:

Highest Quarterly   Lowest Quarterly
Return: 4th Qtr '98 Return: 3rd Qtr '02

      21.72%              -15.79%


LIFEPATH BASICS 15

LIFEPATH RETIREMENT AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2002)
Class R Shares-Commenced Operations on April 30, 2001(1)

                                                                           SINCE
                                                  ONE YEAR FIVE YEARS INCEPTION/(2)(3)/
---------------------------------------------------------------------------------------
LifePath Retirement Portfolio
 Return Before Taxes
 Return After Taxes on Distributions                -4.98%    3.05%         5.25%
 Return After Taxes on Distributions and Sale of    -7.17%    1.05%         3.25%
 Fund Shares                                        -3.47%    1.64%         3.37%
---------------------------------------------------------------------------------------
Russell 3000 Index
 (reflects no deduction for
 fees, expenses or taxes)                          -21.54%   -0.71%         8.60%
---------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index
 (reflects no deduction for
 fees, expenses or taxes)                           10.26%    7.55%         7.46%
---------------------------------------------------------------------------------------
MSCI EAFE Index
 (reflects no deduction for
 fees, expenses or taxes)                          -15.94%   -2.89%         0.37%
---------------------------------------------------------------------------------------
Salomon Brothers 3-Month Treasury Bill Index)
 (reflects no deduction for
 fees, expenses or taxes)                            1.70%    4.30%         4.69%
---------------------------------------------------------------------------------------
Wilshire 5000 Index
 (reflects no deduction for
 fees, expenses or taxes)                          -20.86%   -0.86%         8.53%
---------------------------------------------------------------------------------------

/(1)/Performance shown for the period from March 26, 1996 (the date the Portfolio commenced operations) through April 30, 2001 (the date the Class R shares commenced operations) reflects the performance of the Class I shares adjusted to reflect the fees and expenses of the Class R shares. Performance shown for periods prior to March 26, 1996 reflects the performance of the predecessor fund, adjusted to reflect the fees and expenses of the Class R shares. Performance from April 30, 2001 reflects the actual performance of Class R shares.
/(2)/The "since inception" date refers to the inception date of the predecessor fund. This column combines the performance of the predecessor fund since inception with the performance of the Portfolio since its inception date (i.e., the commencement of its operations on 3/26/96).
/(3)/The Indexes are calculated from February 28, 1994.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


16  BARCLAYS GLOBAL INVESTORS FUNDS

LIFEPATH 2010 AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2002)
Class R Shares-Commenced Operations on April 30, 2001(1)

                                                                           SINCE
                                                  ONE YEAR FIVE YEARS INCEPTION/(2)(3)/
---------------------------------------------------------------------------------------
LifePath 2010 Portfolio
 Return Before Taxes
 Return After Taxes on Distributions                -8.57%    2.67%         6.84%
 Return After Taxes on Distributions and Sale of    -9.93%    0.75%         4.96%
 Fund Shares                                        -5.78%    1.59%         4.96%
---------------------------------------------------------------------------------------
Russell 3000 Index
 (reflects no deduction for
 fees, expenses or taxes)                          -21.54%   -0.71%         8.60%
---------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index
 (reflects no deduction for
 fees, expenses or taxes)                           10.26%    7.55%         7.46%
---------------------------------------------------------------------------------------
MSCI EAFE Index
 (reflects no deduction for
 fees, expenses or taxes)                          -15.94%   -2.89%         0.37%
---------------------------------------------------------------------------------------
Salomon Brothers 3-Month Treasury Bill Index
 (reflects no deduction for
 fees, expenses or taxes)                            1.70%    4.30%         4.69%
---------------------------------------------------------------------------------------
Wilshire 5000 Index
 (reflects no deduction for
 fees, expenses or taxes)                          -20.86%   -0.86%         8.53%
---------------------------------------------------------------------------------------

/(1)/Performance shown for the period from March 26, 1996 (the date the Portfolio commenced operations) through April 30, 2001 (the date the Class R shares commenced operations) reflects the performance of the Class I shares adjusted to reflect the fees and expenses of the Class R shares. Performance shown for periods prior to March 26, 1996 reflects the performance of the predecessor fund, adjusted to reflect the fees and expenses of the Class R shares. Performance from April 30, 2001 reflects the actual performance of Class R shares.
/(2)/The "since inception" date refers to the inception date of the predecessor fund. This column combines the performance of the predecessor fund since inception with the performance of the Portfolio since its inception date (i.e., the commencement of its operations on 3/26/96).
/(3)/The Indexes are calculated from February 28, 1994.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


LIFEPATH BASICS 17

LIFEPATH 2020 AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2002)
Class R Shares-Commenced Operations on April 30, 2001(1)

                                                                        SINCE
                                               ONE YEAR FIVE YEARS INCEPTION/(2)(3)/
------------------------------------------------------------------------------------
LifePath 2020 Portfolio
 Return Before Taxes
 Return After Taxes on Distributions            -13.01%    1.08%         7.05%
 Return After Taxes on Distributions and Sale   -14.20%   -0.50%         5.43%
 of Fund Shares                                  -8.49%    0.55%         5.43%
------------------------------------------------------------------------------------
Russell 3000 Index
 (reflects no deduction for
 fees, expenses or taxes)                       -21.54%   -0.71%         8.60%
------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index
 (reflects no deduction for
 fees, expenses or taxes)                        10.26%    7.55%         7.46%
------------------------------------------------------------------------------------
MSCI EAFE Index
 (reflects no deduction for
 fees, expenses or taxes)                       -15.94%   -2.89%         0.37%
------------------------------------------------------------------------------------
Salomon Brothers 3-Month Treasury Bill Index
 (reflects no deduction for
 fees, expenses or taxes)                         1.70%    4.30%         4.69%
------------------------------------------------------------------------------------
Wilshire 5000 Index
 (reflects no deduction for
 fees, expenses or taxes)                       -20.86%   -0.86%         8.53%
------------------------------------------------------------------------------------

/(1)/Performance shown for the period from March 26, 1996 (the date the Portfolio commenced operations) through April 30, 2001 (the date the Class R shares commenced operations) reflects the performance of the Class I shares adjusted to reflect the fees and expenses of the Class R shares. Performance shown for periods prior to March 26, 1996 reflects the performance of the predecessor fund, adjusted to reflect the fees and expenses of the Class R shares. Performance from April 30, 2001 reflects the actual performance of Class R shares.
/(2)/The "since inception" date refers to the inception date of the predecessor fund. This column combines the performance of the predecessor fund since inception with the performance of the Portfolio since its inception date (i.e., the commencement of its operations on 3/26/96).
/(3)/The Indexes are calculated from February 28, 1994.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


18  BARCLAYS GLOBAL INVESTORS FUNDS

LIFEPATH 2030 AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2002)
Class R Shares-Commenced Operations on April 30, 2001(1)

                                                                           SINCE
                                                  ONE YEAR FIVE YEARS INCEPTION/(2)(3)/
---------------------------------------------------------------------------------------
LifePath 2030 Portfolio
 Return Before Taxes
 Return After Taxes on Distributions               -16.04%    0.21%         7.39%
 Return After Taxes on Distributions and Sale of   -17.45%   -1.42%         5.82%
 Fund Shares                                       -10.15%    0.03%         5.94%
---------------------------------------------------------------------------------------
Russell 3000 Index
 (reflects no deduction for
 fees, expenses or taxes)                          -21.54%   -0.71%         8.60%
---------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index
 (reflects no deduction for
 fees, expenses or taxes)                           10.26%    7.55%         7.46%
---------------------------------------------------------------------------------------
MSCI EAFE Index
 (reflects no deduction for
 fees, expenses or taxes)                          -15.94%   -2.89%         0.37%
---------------------------------------------------------------------------------------
Salomon Brothers 3-Month Treasury Bill Index
 (reflects no deduction for
 fees, expenses or taxes)                            1.70%    4.30%         4.69%
---------------------------------------------------------------------------------------
Wilshire 5000 Index
 (reflects no deduction for
 fees, expenses or taxes)                          -20.86%   -0.86%         8.53%
---------------------------------------------------------------------------------------

/(1)/Performance shown for the period from March 26, 1996 (the date the Portfolio commenced operations) through April 30, 2001 (the date the Class R shares commenced operations) reflects the performance of the Class I shares adjusted to reflect the fees and expenses of the Class R shares. Performance shown for periods prior to March 26, 1996 reflects the performance of the predecessor fund, adjusted to reflect the fees and expenses of the Class R shares. Performance from April 30, 2001 reflects the actual performance of Class R shares.
/(2)/The "since inception" date refers to the inception date of the predecessor fund. This column combines the performance of the predecessor fund since inception with the performance of the Portfolio since its inception date (i.e., the commencement of its operations on 3/26/96).
/(3)/The Indexes are calculated from February 28, 1994.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


LIFEPATH BASICS 19

LIFEPATH 2040 AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2002)
Class R Shares-Commenced Operations on April 30, 2001(1)

                                                                           SINCE
                                                  ONE YEAR FIVE YEARS INCEPTION/(2)(3)/
---------------------------------------------------------------------------------------
LifePath 2040 Portfolio
 Return Before Taxes
 Return After Taxes on Distributions               -18.58%   -0.76%         7.60%
 Return After Taxes on Distributions and Sale of   -19.65%   -2.22%         6.16%
 Fund Shares                                       -11.91%   -0.56%         6.36%
---------------------------------------------------------------------------------------
Russell 3000 Index
 (reflects no deduction for
 fees, expenses or taxes)                          -21.54%   -0.71%         8.60%
---------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index
 (reflects no deduction for
 fees, expenses or taxes)                           10.26%    7.55%         7.46%
---------------------------------------------------------------------------------------
MSCI EAFE Index
 (reflects no deduction for
 fees, expenses or taxes)                          -15.94%   -2.89%         0.37%
---------------------------------------------------------------------------------------
Salomon Brothers 3-Month Treasury Bill Index
 (reflects no deduction for
 fees, expenses or taxes)                            1.70%    4.30%         4.69%
---------------------------------------------------------------------------------------
Wilshire 5000 Index
 (reflects no deduction for
 fees, expenses or taxes)                          -20.86%   -0.86%         8.53%
---------------------------------------------------------------------------------------

/(1)/Performance shown for the period from March 26, 1996 (the date the Portfolio commenced operations) through April 30, 2001 (the date the Class R shares commenced operations) reflects the performance of the Class I shares adjusted to reflect the fees and expenses of the Class R shares. Performance shown for periods prior to March 26, 1996 reflects the performance of the predecessor fund, adjusted to reflect the fees and expenses of the Class R shares. Performance from April 30, 2001 reflects the actual performance of Class R shares.
/(2)/The "since inception" date refers to the inception date of the predecessor fund. This column combines the performance of the predecessor fund since inception with the performance of the Portfolio since its inception date (i.e., the commencement of its operations on 3/26/96).
/(3)/The Indexes are calculated from February 28, 1994.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


20  BARCLAYS GLOBAL INVESTORS FUNDS

Fees and Expenses




Defining Terms

The Portfolios have appointed shareholder servicing agents to service individual Portfolio accounts. In addition to buying and selling shares on behalf of eligible investors, shareholder servicing agents may answer shareholder inquiries, keep records, and provide reports on the status of individual accounts. The Portfolios do not charge extra for these services, but compensate shareholder servicing agents as part of their operating expenses.


The tables below describe the fees and expenses that you may pay if you buy and hold LifePath Portfolio Class R shares. These tables do not reflect charges that may be imposed in connection with an account in which you hold Portfolio shares. A broker-dealer or financial institution maintaining the account in which you hold shares may charge separate account, service or transaction fees on the purchase or sale of Portfolio shares that would be in addition to the fees and expenses shown here.

LIFEPATH PORTFOLIOS SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                           LifePath    LifePath  LifePath  LifePath  LifePath
                          Retirement     2010      2020      2030      2040
------------------------------------------------------------------------------
Maximum sales
charge (load) imposed
on purchases (as a
percentage of offering
price)                      1.00%       1.00%     1.00%     1.00%     1.00%
------------------------------------------------------------------------------
Maximum deferred
sales charge (load) (as
a percentage of the
lower of net asset
value at purchase or
redemption)                  None        None      None      None      None
------------------------------------------------------------------------------

You may be eligible for reductions and waivers of sales charges. Sales charges may be reduced or waived under certain circumstances and for certain groups. Information about reductions and waivers of sales charges is included in the SAI, which is incorporated by reference in this prospectus and is available free of charge from your shareholder servicing agent or by calling 1 877 BGI 1544 (1 877 244 1544).

LIFEPATH PORTFOLIOS SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                          LifePath    LifePath   LifePath  LifePath  LifePath
                         Retirement     2010       2020      2030      2040
------------------------------------------------------------------------------
Management Fees            0.35%       0.35%      0.35%     0.35%     0.35%
------------------------------------------------------------------------------
Distribution (12b-1)
Fees*                      0.25%       0.25%      0.25%     0.25%     0.25%
------------------------------------------------------------------------------
Other Expenses             0.50%       0.50%      0.50%     0.50%     0.50%
------------------------------------------------------------------------------
Total Annual Portfolio
Operating Expenses**       1.10%       1.10%      1.10%     1.10%     1.10%
------------------------------------------------------------------------------

*Distribution fees have been adjusted as necessary from amounts incurred during the Portfolios' most recent fiscal year to reflect current fees.
**Information on total annual fund operating expenses in the above table and the following example reflects the expenses of both the Portfolios and the Master Portfolios in which they invest.


LIFEPATH BASICS 21

Example

The example below is intended to help you compare the Portfolios' costs with those of other mutual funds. The example illustrates the costs you would have incurred on an initial $10,000 investment in the LifePath Portfolios over the time periods shown. It assumes your investment earns an annual return of 5% over the periods and that the Portfolios' operating expenses remained the same.

The Portfolios do not charge a fee upon redemption. This means that your expenses for each period would be the same whether or not you sell your shares at the end of a period. Your actual costs may be higher or lower than this hypothetical example.


                    1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------------------
LifePath Retirement  $211   $446    $700    $1,427
---------------------------------------------------
LifePath 2010        $211   $446    $700    $1,427
---------------------------------------------------
LifePath 2020        $211   $446    $700    $1,427
---------------------------------------------------
LifePath 2030        $211   $446    $700    $1,427
---------------------------------------------------
LifePath 2040        $211   $446    $700    $1,427
---------------------------------------------------



22  BARCLAYS GLOBAL INVESTORS FUNDS

LIFEPATH DETAILS

The LifePath Investment Mission


With their comprehensive and methodical allocation strategies, the LifePath Portfolios can serve as the core of an investor's portfolio.

The Portfolios seek to maximize assets for retirement or other purposes consistent with the quantitatively measured risk that investors, on average, may be willing to accept given their investment time horizons. The Portfolios (other than the LifePath Retirement Portfolio) attempt to manage the investment risk in each strategy for investors whose time horizons correspond to the decade in the Portfolio's name. For example, LifePath 2010 is designed for investors who plan to begin withdrawing a substantial portion of their investment in the decade beginning in the year 2010. Similarly, LifePath 2040 is designed for investors who plan to begin withdrawing a substantial portion of their investment in the decade beginning in the year 2040. The LifePath Retirement Portfolio is designed for investors who are currently withdrawing or who plan to begin withdrawing, a substantial portion of their investment in the near future.


LIFEPATH DETAILS 23

The LifePath Investment Model


Defining Terms

Barclays Global Fund Advisors (BGFA), a subsidiary of Barclays Global Investors, N.A. (BGI), serves as the Master Portfolios' Investment Adviser. BGFA makes the day-to-day decisions on buying and selling securities for the Portfolios and BGI conducts the research leading to those decisions. As of December 31, 2002, BGI, including its affiliates, manages over $746 billion in assets and is the world's largest asset manager for institutions such as major endowments and corporate and government pension plans. BGI pioneered research in asset allocation, indexed investing and investment modeling.



Each LifePath Portfolio seeks to achieve its objective through an investment strategy that relies on one of BGFA's proprietary investment models. The model developed in the early 1990s and continuously refined, combines:

.. comprehensive data on the returns of the world's equity and bond markets

.. the statistical risk of losses in each of these markets

.. information on how these risks correlate: whether, for example, the cyclical ups and downs in one market, such as bonds, tend to moderate or amplify the cyclical ups and downs in another, such as stocks of large US companies

The model sets the Portfolios' strategic allocation targets. From an extensive database, it calculates the expected return over time for a range of asset allocations. Then the model selects the allocation, or investment mix, with the highest expected return for a statistically determined risk of loss.

A Portfolio's allocation may shift significantly in response to changing market conditions--since the Portfolios' investment approach allows the Portfolios to adjust the strategic allocation according to short-term investment considerations.


24  BARCLAYS GLOBAL INVESTORS FUNDS

How It Works: Spending Your "Risk Budget" Wisely

One way to understand how the LifePath Portfolios adjust their asset allocation is to regard the statistically determined risk in each Portfolio as its "risk budget." Each Portfolio's analysis of investor needs begins with a statistical determination of how much its investors, on average, can afford to lose. This tolerance for loss can be viewed as the Portfolio's risk budget.

Different investment allocations can have the same risk of loss but with different expected returns. BGFA seeks the Portfolio allocations that offer the highest expected return while keeping within a Portfolio's statistically determined risk of loss. In other words, the Portfolios seek the highest expected return in exchange for the various levels of risk most investors that share the Portfolios' time horizons are willing to take.

Remember, expected returns are not guaranteed returns. They are average projections based on comprehensive research and accepted principles of market behavior. Likewise, statistically determined risk covers the most likely scenarios, but it does not cover all possible losses.


LIFEPATH DETAILS 25

Principal Investments


The LifePath Portfolios invest in the following widely recognized asset classes:

.. money market instruments

.. bonds

.. stocks, including:

.. stocks of the largest US companies

.. stocks of all other publicly traded US corporations

.. stocks of issuers located outside the US

Within stocks and bonds are sub-categories of securities:

.. US stocks can be separated according to the value of their outstanding stock
  (or capitalization), into large-cap, mid-cap and small-cap groupings.

.. Each of the stock capitalization categories can be separated according to their price-to-book ratios: the ratio of the value of a company's traded stock to the book value of its plant, equipment and other tangible assets. The companies with the higher price-to-book ratios are considered growth stocks, and the companies with the lower price-to-book ratios are value stocks.

.. US government bonds, bonds issued by corporations, mortgage-backed securities and foreign bonds form four separate sub-categories of bond investments. The first two sub-categories are further subdivided by maturity: long-term and intermediate-term.


26  BARCLAYS GLOBAL INVESTORS FUNDS

Defining Terms

Investment-grade bonds rank in the four highest categories, according to the statistical criteria established by rating services such as Moody's Investors Services and Standard & Poor's Corp. to determine a bond's credit-worthiness and a bond issuer's financial strength.

Maturity measures the number of years from the time a borrower issues a bond to the date when the borrower must fully repay the loan, interest included.

Model-Driven Decisions

The Portfolios' assets are allocated across investment classes and indexes according to a sophisticated mathematical model that was developed in the early 1990s and is continually refined. BGFA's investment professionals conduct ongoing research to enhance the model and to ensure it is keeping pace with the world's constantly changing financial markets. Using this model, BGFA relies on a consistent and objective structure for making investment decisions. Unlike traditional investment funds that employ individual portfolio managers who make decisions on a more subjective basis, BGFA applies a scientific approach to investing through the use of the model.

Indexes

Conventional asset allocation strategies target only the three broadest asset classes--money market investments, bonds and stocks. Comprehensive asset allocation strategies distribute investments methodically among the full range of asset classes. The charts below list the indexes adopted or constructed to track the performance of each of the asset classes in which the LifePath Portfolios may invest.

INVESTMENT-GRADE BOND MARKET INDEXES
SUB-CATEGORY                MATURITY RANGE     INDEX PROVIDER
------------------------------------------------------------------------
Long-term government        10 years or more   Lehman Brothers/(1)/
------------------------------------------------------------------------
Intermediate-term           More than 1 year/
government                  less than 10 years Lehman Brothers
------------------------------------------------------------------------
Long-term corporate         10 years or more   Lehman Brothers
------------------------------------------------------------------------
Intermediate-term corporate More than 1 year/  Lehman Brothers less than 10 years
------------------------------------------------------------------------
Mortgage-backed/(2)/        More than 1 year   Lehman Brothers
------------------------------------------------------------------------
Non-US world government     One year or more   Salomon Smith Barney/(1)/
------------------------------------------------------------------------

/(1)/Lehman Brothers, Inc. and Salomon Smith Barney do not sponsor, endorse, sell or promote the LifePath Portfolios or their Master Portfolios, nor are they affiliated in any way with BGI or BGFA.
/(2)/All fixed-coupon mortgage pass-throughs issued or guaranteed by the Federal National Mortgage Association, the Government National Mortgage Association and the Federal Home Loan Mortgage Corporation.



LIFEPATH DETAILS 27

STOCK MARKET INDEXES
CAPITALIZATION GROWTH/VALUE STOCK MARKET        INDEX PROVIDER
---------------------------------------------------------------------
Large          Value        United States       S&P/BARRA/(1)/
---------------------------------------------------------------------
Large          Growth       United States       S&P/BARRA
---------------------------------------------------------------------
Large          Both         Major international Morgan Stanley
                            markets, excluding  Capital
                            Japan               International/(1)/
---------------------------------------------------------------------
Large          Both         Japan               Morgan Stanley
                                                Capital International
---------------------------------------------------------------------
Medium         Value        United States       Frank Russell/(1)/
---------------------------------------------------------------------
Medium         Growth       United States       Frank Russell
---------------------------------------------------------------------
Small          Growth       United States       Frank Russell
---------------------------------------------------------------------
Small          Value        United States       Frank Russell
---------------------------------------------------------------------

/(1)/S&P, BARRA, Morgan Stanley Capital International and Frank Russell do not sponsor, endorse, sell or promote the LifePath Portfolios or their Master Portfolios, nor are they affiliated in any way with BGI or BGFA.

The LifePath Portfolios may not invest in the constituent securities or asset categories of every available index. In fact, until a LifePath Portfolio's Master Portfolio has reached a net asset level of $100 million to $150 million, it is unlikely to invest in all the asset classes. More importantly, every asset category may not be appropriate for every Portfolio. Some may be too volatile for the LifePath Portfolios with relatively short time horizons. Others may not offer enough expected return for the LifePath Portfolios with relatively distant time horizons.

Optimizing the Portfolios' Investments

In the case of some asset categories, most notably US large-capitalization growth and value stocks, the LifePath Portfolios can own every stock listed in the index. Many of the other indexes consist of thousands of securities. As a practical matter, the Portfolios do not hold them all. Instead, the Portfolios employ a technique known as optimization. The Portfolios select a group of securities whose diversity, fundamental characteristics and typical risks and returns will closely match the index as a whole. Including a particular security in one of the LifePath Portfolios in no way implies an opinion as to its attractiveness as an investment on its own.


28  BARCLAYS GLOBAL INVESTORS FUNDS

Defining Terms

Index futures contracts are standardized agreements between two parties that commit one party to sell and the other to buy a stipulated quantity of a market index at a set price on or before a given date in the future. The seller never actually delivers "shares" of the index or shares of all the stocks in the index. Instead, the buyer and the seller settle the difference between the contract price and the market price in cash on the agreed-upon date--the buyer paying the difference if the actual price is lower than the contract price and the seller paying the difference if the actual price is higher.

Exchange Traded Funds commonly known as ETFs, are investment companies that trade on an exchange like shares of common stock. Most ETFs are based on an index and attempt to reproduce the return of the index by buying some or all of the securities included in the index. In the future, some ETFs may be based on strategies that do not involve reproducing the return of an index.

Repurchase agreements obligate a person selling US government or other high-quality securities to buy them back within a specified period of time (usually one week or less) at an agreed-upon price.


For reasons related to optimization, the Portfolios also may invest in securities not included in any of the indexes. They may, for instance, invest in American and Global Depositary Receipts to gain exposure to foreign stock markets. They may also invest in index futures contracts or exchange traded funds. These tactics can permit the Portfolios to avoid some of the costs associated with direct investing. Investing in index future contracts also allows the Portfolios to more closely match the returns of a fully invested portfolio while keeping enough liquidity to meet the Portfolios' anticipated cash needs.

The Portfolios' Money Market Investments

The Portfolios' money market investments consist of high-quality short-term debt obligations selected for their credit quality and ability to maintain value. They all must have remaining maturities of 397 days (about 13 months) or less. The Portfolios will hold money market instruments that have an average-weighted maturity of 90 days or less. They include:

.. US government debt securities

.. foreign and domestic bank obligations

.. corporate borrowings

.. repurchase agreements

.. money market funds



LIFEPATH DETAILS 29

A Further Discussion of Risk


Besides the general risks described above under Principal Risk Factors, the LifePath Portfolios are subject to additional specific risks.

Derivatives

A derivative is a financial contract whose value, or return, depends on, or is derived from, the value of an underlying asset such as a security or index. Index futures contracts are considered derivatives because they derive their value from the prices of the indexes. The floating rate or variable rate bonds and mortgage-backed securities that the Portfolios may purchase are also considered derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in market interest rates or to sudden fluctuations in market prices.

For a further discussion of LifePath Portfolio risks, please refer to the Portfolios' SAI. The SAI is incorporated by reference in this prospectus and is available free of charge from your shareholder servicing agent or by calling 1 877 BGI 1544 (1 877 244 1544).



30  BARCLAYS GLOBAL INVESTORS FUNDS

Management of the Portfolios


Investment Adviser

The LifePath Portfolios are feeder funds that invest all of their assets in similarly named Master Portfolios with substantially identical investment objectives, strategies and policies. BGFA provides investment guidance and policy direction for each of the Master Portfolios. For its services to the Master Portfolios, BGFA is entitled to receive an annual fee of 0.35% of each Master Portfolio's average daily net assets.

Unlike many traditional actively managed funds, there is no single portfolio manager who makes investment decisions for the LifePath Portfolios. Instead, a team of investment professionals evaluates recommendations made by BGFA's proprietary mathematical model. This process reflects BGFA's commitment to an objective and consistent investment management structure.

BGFA is located at 45 Fremont Street, San Francisco, California 94105. It is a wholly owned subsidiary of BGI, which in turn is an indirect subsidiary of Barclays Bank PLC. BGI, including its affiliates, is the world's largest manager of institutional investment assets. As of December 31, 2002, BGI and its affiliates, including BGFA, provided investment advisory services for over $746 billion in assets. BGI, BGFA, Barclays Bank and their affiliates deal, trade and invest for their own accounts in the types of securities in which the LifePath Portfolios' corresponding Master Portfolios may also invest.

Administrative Services

The Portfolios' administrator, BGI provides services related to:

.. management of the Portfolios' non-investment operations

.. preparation of reports for the Portfolios' Board of Trustees

.. preparation of reports required by the Securities and Exchange Commission and state securities commissions

.. preparation of proxy statements and shareholder reports


LIFEPATH DETAILS 31

BGI is entitled to receive an annual fee of 0.50% of each Portfolio's average daily net assets. In return for this fee, BGI has agreed to absorb all expenses of each Portfolio and Master Portfolio other than the investment advisory fee, extraordinary expenses, brokerage and other expenses connected to the execution of portfolio transactions, distribution fees, if any, payable as a result of a Distribution Plan and certain expenses which are borne by the Portfolios.

Distribution Plan

We have adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 for the Class R shares of the LifePath Portfolios. This plan is used to pay for distribution-related services, including ongoing compensation to selling agents. The fees are paid out of the Portfolio's ongoing assets. Over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The fees paid under the plan are at an annual rate of 0.25% of the average daily net assets of the Class R shares of the Portfolios.


32  BARCLAYS GLOBAL INVESTORS FUNDS

Shareholder Information

                                    [GRAPHIC]



Defining Terms

Investors Bank & Trust (IBT) is the Portfolios' custodian, transfer agent and dividend disbursing agent.

Who is Eligible to Invest

To be eligible to purchase Portfolio shares, you must:

.. invest through an employer-sponsored or individual retirement savings plan

.. invest the proceeds rolled over from such plan into an Individual Retirement
  Account

.. maintain an account with Investors Bank & Trust or one of the Portfolios' shareholder servicing agents authorized to sell and service Portfolio shares

The Portfolios offer another class of shares (Class I Shares) with different features and expense levels, which you may be eligible to buy.

How to Buy Shares

.. Plan participant. Invest through payroll deductions or make a direct contribution by rolling over an amount from another 401(k) plan or from a rollover IRA. (Make arrangements through your employer.)

.. Tax-deferred investor. Invest through a shareholder servicing agent as provided in your benefit plan documents.* Your shareholder servicing agent is responsible for transmitting your purchase order and may impose an earlier deadline.

.. Qualified buyer. Invest through an account set up with your shareholder servicing agent. Your shareholder servicing agent is responsible for transmitting your purchase order and may impose an earlier deadline.

You may be asked to provide information to verify your identity when opening an account.

*Your shareholder servicing agent is responsible for supplying plan documents itemizing account maintenance fees and describing the amount and nature of the investments allowed by law.


LIFEPATH DETAILS 33

You must submit your purchase order by the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4pm Eastern Time) on any day the Portfolio is open (a "Business Day") to purchase shares at that day's net asset value. Orders received after the close of regular trading on the NYSE will be executed on the next Business Day. The Portfolios reserve the right to suspend the availability of Portfolio shares and have the right to reject any purchase order. The Portfolios are generally open Monday through Friday and are closed on weekends and NYSE holidays.

How to Sell Shares*

.. Plan participant. Contact your Plan Sponsor or shareholder servicing agent.

.. Tax-deferred investor. Contact your Plan Sponsor or shareholder servicing agent.

.. Qualified buyer. Contact your shareholder servicing agent.

You may sell Portfolio shares at any time without paying a sales charge. You must submit your purchase order to sell shares by the close of regular trading on the NYSE (normally 4pm Eastern Time) on any Business Day to sell shares at that day's net asset value. Orders received after the close of regular trading on the NYSE will be executed on the next Business Day.

The Portfolios generally remit the proceeds from a sale the next Business Day after receiving a properly executed order and no longer than seven business days after the sale. It is important that you call the Portfolios before executing a large transaction. In consideration of the interests of all shareholders, each Portfolio reserves the right to reject any purchase orders or delay delivery of your redemption proceeds--up to seven days--if the amount will disrupt a Portfolio's operation or performance. Please contact 1 888 204 3956 for further clarification.

Upon redemption the identity of the holder of the account to which the proceeds are being sent may need to be verified.

*Under certain circumstances, the Portfolios reserve the right to send your sale proceeds in the form of securities from their Master Portfolio.



34  BARCLAYS GLOBAL INVESTORS FUNDS

Defining Terms

The amortized cost method marks down any premium, or marks up any discount, on short-term debt that the Portfolios buy at a constant rate until maturity. It does not reflect daily fluctuations in market value.


How to Exchange Shares

The Portfolios allow investors to exchange shares free of charge between other BGI Funds. Before buying shares through an exchange, you should obtain a copy of that Portfolio's prospectus and read it carefully. Prospectuses may be obtained by calling 1 877 BGI 1544 (1 877 244 1544).

The Portfolios may limit the number of times you may exchange shares if they believe doing so is in the best interest of other Portfolio shareholders. They may also modify or terminate this exchange privilege by giving 60 days' written notice.

Calculating the Portfolios' Share Price

IBT calculates each Portfolio's share price (also known as a Portfolio's net asset value) in accordance with the standard formula for valuing mutual fund shares at the close of regular trading (normally 4pm Eastern Time) every day the NYSE is open. The formula calls for deducting all of a Portfolio's liabilities from the total value of its assets--the market value of the securities it holds, plus cash reserves--and dividing the result by the number of shares outstanding. IBT values most of the securities in the Portfolios at their current market prices. If a significant event has occurred, or if such prices are not readily available, IBT uses estimates of the securities' fair value in accordance with guidelines approved by the Master Portfolios' Board of Trustees. Debt securities maturing in 60 days or less are valued according to the amortized cost method.


LIFEPATH DETAILS 35

The price at which a purchase or redemption is made is based on the next calculation of net asset value after the order is received in proper form. An exchange of a Portfolio's shares for shares of another BGI Portfolio will be treated as a sale of the Portfolio's shares and any gain on the transaction may be subject to federal income tax.

Dividends and Distributions

The LifePath Portfolios pay out dividends of any net investment income to investors every quarter. The Portfolios distribute their realized capital gains, if any, to shareholders at least annually. Dividends and distributions payable to you will be automatically reinvested in additional shares of your Portfolio, unless you request payment in cash.

Taxes

The following discussion regarding federal income taxes is based upon laws that were in effect as of the date of this prospectus and summarizes only some of the important federal income tax considerations affecting the Portfolios and their US shareholders. This discussion is not intended as a substitute for careful tax planning. Please see the SAI for additional federal income tax information.

As with all mutual funds, you may be required to pay taxes on the Portfolios' net investment income and realized capital gains through distribution of such income and gains by the Portfolios to their shareholders. You will owe the taxes whether you choose to receive distributions in cash or have them automatically reinvested in Portfolio Shares.

The amount of taxes you owe on your share of Portfolio income and gains will vary from year to year, based on the amount of dividends of net investment income and capital gain distributions the Portfolios pay out and your tax rate. Normally, dividends and distributions are taxable to you when paid. However, when dividends and distributions are declared in the last three months of a year and paid in January of the next year, they are taxable as if paid on December 31 of the prior year.


36  BARCLAYS GLOBAL INVESTORS FUNDS

Dividends and capital gain distributions usually create the following tax liability:

TRANSACTION                          TAX STATUS
Income dividends                     Ordinary income
-----------------------------------------------------------
Short-term capital gain distribution Ordinary income
-----------------------------------------------------------
Long-term capital gain distribution  Long-term capital gain
-----------------------------------------------------------

A portion of dividends paid to corporate shareholders of the LifePath Portfolios may qualify for the dividends-received deduction available to corporations.

In addition, if you sell or exchange your Portfolio shares you may have a taxable capital gain or loss, depending on what you paid for your shares and what you receive for them (or are treated as receiving in the case of exchanges). Such gain or losses generally will be long-term capital gain or loss if you have held Portfolios shares for more than one year at the time of disposition.

TRANSACTION                                  TAX STATUS
You sell shares owned for more than one year Long-term capital gain or loss
----------------------------------------------------------------------------
You sell shares owned for one year or less   Short-term capital gain or loss
----------------------------------------------------------------------------

If you buy a Portfolio's shares shortly before it makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Portfolio that holds appreciated securities, you will, in effect, receive part of your purchase back in a taxable distribution if and when the Portfolio sells the securities and realizes gain on the sale. All of the Portfolios have built up, or have the potential to build up, high levels of unrealized appreciation in their investments.

Following the end of each year, the Portfolios will send you a notice that tells you how much you've received in dividends and distributions during the year and their federal tax status. You could also be subject to foreign, state and local taxes on such dividends and distributions.

The Portfolios are required to withhold 30% as "backup withholding" on any payments to you by them (including amounts deemed paid in the case of


LIFEPATH DETAILS 37
exchanges) if you haven't given us a correct Taxpayer Identification Number
(TIN) and certified that the TIN is correct and withholding doesn't apply, the Internal Revenue Service (IRS) notifies the Portfolios that your TIN given to us is incorrect or the IRS informs us that you are otherwise subject to backup withholding. You may also be subject to IRS penalties if you give us an incorrect TIN. Any amounts withheld can be applied against your federal income tax liability.

Tax considerations for tax-exempt investors or investors holding fund shares through a tax-deferred account, such as a 401(k) plan or individual retirement account, will be different. Because each investor's tax circumstances are unique and because tax laws are subject to change, we recommend that you consult your tax advisor about your investment.

Master/Feeder Mutual Fund Structure

The Portfolios do not have their own investment adviser. Instead, each Portfolio invests all of its assets in a separate mutual fund, called a Master Portfolio that has substantially identical investment objectives, strategies and policies as the individual Portfolios. BGFA serves as investment adviser to each Master Portfolio. The Master Portfolios may accept investments from other feeder funds. Certain actions involving other feeder funds, such as a substantial withdrawal, could affect the Master Portfolio and, therefore, the Portfolios.

Feeder Fund Expenses. The feeders bear the Master Portfolio's expenses in proportion to the amount of assets each invests in the Master Portfolio. Each feeder can set its own transaction minimums, fund-specific expenses and conditions.

Feeder Fund Rights. Under the master/feeder structure, each Portfolio's Board of Trustees retains the right to withdraw the Portfolio's assets from the Master Portfolio if it believes doing so is in the shareholders' best interests. If the Trustees withdraw the Portfolio's assets, they would then consider whether the Portfolio should hire its own investment adviser, invest in another master portfolio or take other action.


38  BARCLAYS GLOBAL INVESTORS FUNDS

Financial Highlights


The tables below provide a picture of the Class R shares of the LifePath 2010 and LifePath 2020 Portfolios' financial performance since inception and a picture of the Class I shares of the LifePath Retirement, LifePath 2030 and LifePath 2040 Portfolios' financial performance for the five most recent fiscal years.

The per share information reflects financial results for a single Portfolio share. The total returns in the tables represent the rates of return that an investor would have earned or lost on an investment in each of the Portfolios, assuming reinvestment of all dividends and distributions. The information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolios' financial statements, is included in the Portfolios' annual report. You may obtain copies of the annual reports at no cost by calling toll-free 1 877 BGI 1544 (1 877 244 1544), toll-free, Monday through Friday, 8:30am to 5pm Eastern time.

                                                    LIFEPATH RETIREMENT PORTFOLIO (Class I)


                                   Ten-Month
                                   Period Ended    Year Ended    Year Ended Year Ended Year Ended Year Ended
                                   12/31/2002/(1)/ 2/28/2002     2/28/2001  2/29/2000  2/28/1999  2/28/1998
-------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                    $10.59        $10.77        $11.18     $11.53     $11.56     $10.97
-------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net Investment Income                    0.21          0.34/(2)/     0.44       0.43       0.42       0.46
Net Realized and Unrealized Gain
(Loss) Investments                     (0.40)        (0.10)/(2)/     0.23       0.12       0.34       0.85
-------------------------------------------------------------------------------------------------------------
Total from Investment Operations       (0.19)          0.24          0.67       0.55       0.76       1.31
-------------------------------------------------------------------------------------------------------------
Less Distributions From:
Net Investment Income                  (0.28)        (0.35)        (0.44)     (0.43)     (0.42)     (0.46)
Net Realized Gain                      (0.09)        (0.07)        (0.64)     (0.47)     (0.37)     (0.26)
-------------------------------------------------------------------------------------------------------------
Total Distributions                    (0.37)        (0.42)        (1.08)     (0.90)     (0.79)     (0.72)
-------------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                          $10.03        $10.59        $10.77     $11.18     $11.53     $11.56
-------------------------------------------------------------------------------------------------------------
Total Return                          (1.78)%/(3)/    2.25%         6.16%      4.82%      6.70%     12.32%
-------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
Net Assets,
End of Period (000s)                  $40,509       $36,936       $32,763    $28,772    $51,281    $48,731
Ratio of Expenses to Average Net
Assets/(4)/                             0.85%         0.89%         0.95%      0.95%      0.95%      0.95%
Ratio of Net Investment Income to
Average Net Assets/(4)/                 2.47%         3.19%/(2)/    4.00%      3.63%      3.55%      4.06%
Portfolio Turnover Rate/(5)/              56%          116%/(6)/      58%        55%        66%        39%
-------------------------------------------------------------------------------------------------------------

                                      LIFEPATH 2010 PORTFOLIO
                                                  (Class R)


                                   Period from March 7, 2002/(7)/
                                   to December 31, 2002
-----------------------------------------------------------------
Net Asset Value,
Beginning of Period                            $11.98
-----------------------------------------------------------------
Income from Investment Operations:
Net Investment Income                            0.13
Net Realized and Unrealized Gain
(Loss) Investments                             (1.30)
-----------------------------------------------------------------
Total from Investment Operations               (1.17)
-----------------------------------------------------------------
Less Distributions From:
Net Investment Income                          (0.12)
Net Realized Gain                              (0.02)
-----------------------------------------------------------------
Total Distributions                            (0.14)
-----------------------------------------------------------------
Net Asset Value,
End of Period                                  $10.67
-----------------------------------------------------------------
Total Return                                  (9.72)%/(3)/
-----------------------------------------------------------------
Ratios/Supplemental Data:
Net Assets,
End of Period (000s)                              $28
Ratio of Expenses to Average Net
Assets/(4)/                                     1.58%
Ratio of Net Investment Income to
Average Net Assets/(4)/                         1.84%
Portfolio Turnover Rate/(5)/                     72 %
-----------------------------------------------------------------

/(1)/The Portfolio changed its fiscal year end from February 28 to December 31. /(2)/Effective March 1, 2001, the Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies that requires the amortization of discounts and premiums on debt securities purchased, using a constant yield to maturity method. The adoption of this policy had no material effect on the ratios and per share data for the year ended February 28, 2002. Ratios and per share data for the periods prior to March 1, 2001 have not been restated to reflect this change in policy.
/(3)/Not annualized.
/(4)/These ratios include expenses charged to the corresponding Master
    Portfolio and are annualized for periods of less than one year. /(5)/Represents the Portfolio turnover rate of each Portfolio's corresponding
    Master Portfolio.
/(6)/Portfolio turnover rates excluding in-kind transactions were 52% for the
    LifePath Retirement Portfolio and 48% for the LifePath 2010 Portfolio. /(7)/Commencement of operations. March 7, 2002 is the date investors began investing in the Portfolio. To establish the new share class, the Portfolio's distributor privately seeded the Class R shares on April 30, 2001. The class had no activity from that date until investment began on March 7, 2002.


LIFEPATH DETAILS 39

                                LIFEPATH 2020 PORTFOLIO                          LIFEPATH 2030 PORTFOLIO (Class I)
                                       (Class R)

                                                            Ten-Month
                             Period from March 7, 2002/(7)/ Period Ended     Year Ended     Year Ended Year Ended Year Ended
                             to December 31, 2002           12/31/2002/(1)/  2/28/2002      2/28/2001  2/29/2000  2/28/1999
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                      $13.45                  $13.69         $15.77        $17.84     $18.57      $17.39
-----------------------------------------------------------------------------------------------------------------------------
Income from Investment
Operations:
Net Investment Income                      0.11                    0.13           0.18/(2)/     0.23       0.26        0.24
Net Realized and Unrealized
Gain (Loss) Investments                  (1.99)                  (1.97)         (1.48)/(2)/   (1.22)       2.22        2.06
-----------------------------------------------------------------------------------------------------------------------------
Total from Investment
Operations                               (1.88)                  (1.84)         (1.30)        (0.99)       2.48        2.30
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions from:
Net Investment Income                    (0.13)                  (0.13)         (0.19)        (0.23)     (0.26)      (0.24)
Net Realized Gain                            --                  (0.16)         (0.59)        (0.85)     (2.95)      (0.88)
-----------------------------------------------------------------------------------------------------------------------------
Total Distributions                      (0.13)                  (0.29)         (0.78)        (1.08)     (3.21)      (1.12)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                            $11.44                  $11.56         $13.69        $15.77     $17.84      $18.57
-----------------------------------------------------------------------------------------------------------------------------
Total Return                           (14.05)%/(3)/           (13.46)%/(3)/   (8.25)%       (5.99)%     13.04%      13.55%
-----------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
Net Assets, End of Period
(000s)                                     $202                $103,485       $108,538       $79,665    $84,016    $116,729
Ratio of Expenses to Average
Net Assets/(4)/                           1.59%                   0.84%          0.89%         0.95%      0.95%       0.95%
Ratio of Net Investment
Income to Average Net
Assets/(4)/                               1.42%                   1.28%          1.25%/(2)/    1.32%      1.32%       1.35%
Portfolio Turnover Rate/(5)/                67%                     68%            53%/(6)/      27%        26%         19%
-----------------------------------------------------------------------------------------------------------------------------




                             Year Ended
                             2/28/1998
---------------------------------------
Net Asset Value,
Beginning of Period            $14.17
---------------------------------------
Income from Investment
Operations:
Net Investment Income            0.26
Net Realized and Unrealized
Gain (Loss) Investments          3.65
---------------------------------------
Total from Investment
Operations                       3.91
---------------------------------------
Less Distributions from:
Net Investment Income          (0.26)
Net Realized Gain              (0.43)
---------------------------------------
Total Distributions            (0.69)
---------------------------------------
Net Asset Value,
End of Period                  $17.39
---------------------------------------
Total Return                   28.22%
---------------------------------------
Ratios/Supplemental Data:
Net Assets, End of Period
(000s)                        $95,309
Ratio of Expenses to Average
Net Assets/(4)/                 0.95%
Ratio of Net Investment
Income to Average Net
Assets/(4)/                     1.72%
Portfolio Turnover Rate/(5)/      27%
---------------------------------------

/(1)/The Portfolio changed its fiscal year end from February 28 to December 31. /(2)/Effective March 1, 2001, the Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies that requires the amortization of discounts and premiums on debt securities purchased, using a constant yield to maturity method. The adoption of this policy had no material effect on the ratios and per share data for the year ended February 28, 2002. Ratios and per share data for the periods prior to March 1, 2001 have not been restated to reflect this change in policy.
/(3)/Not annualized.
/(4)/These ratios include expenses charged to the corresponding Master
    Portfolio and are annualized for periods of less than one year. /(5)/Represents the Portfolio turnover rate of each Portfolio's corresponding
    Master Portfolio.
/(6)/Portfolio turnover rates excluding in-kind transactions were 35% for the
    LifePath 2020 Portfolio and 25% for the LifePath 2030 Portfolio. /(7)/Commencement of operations. March 7, 2002 is the date investors began investing in the Portfolio. To establish the new share class, the Portfolio's distributor privately seeded the Class R shares on April 30, 2001. The class had no activity from that date until investment began on March 7, 2002.


40  BARCLAYS GLOBAL INVESTORS FUNDS

                                                                               LIFEPATH 2040 PORTFOLIO (Class I)

                                                          Ten-Month
                                                          Period Ended     Year Ended     Year Ended Year Ended Year Ended
                                                          12/31/2002/(1)/  2/28/2002      2/28/2001  2/29/2000  2/28/1999
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                           $14.73         $16.74         $20.64     $20.25     $18.77
---------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net Investment Income                                            0.12           0.10/(2)/      0.11       0.13       0.14
Net Realized and Unrealized Gain (Loss) Investments            (2.48)         (1.93)/(2)/    (2.20)       3.18       2.67
---------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                               (2.36)         (1.83)         (2.09)       3.31       2.81
---------------------------------------------------------------------------------------------------------------------------
Less Distributions from:
Net Investment Income                                          (0.10)         (0.10)         (0.10)     (0.13)     (0.14)
Net Realized Gain                                                  --         (0.08)         (1.71)     (2.79)     (1.19)
---------------------------------------------------------------------------------------------------------------------------
Total Distributions                                            (0.10)         (0.18)         (1.81)     (2.92)     (1.33)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                 $12.27         $14.73         $16.74     $20.64     $20.25
---------------------------------------------------------------------------------------------------------------------------
Total Return                                                 (16.03)%/(3)/  (10.89)%       (10.81)%     16.01%     15.35%
---------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
Net Assets, End of Period (000s)                              $74,352        $84,961        $97,863   $122,683   $163,883
Ratio of Expenses to Average Net Assets/(4)/                    0.83%          0.90%          0.95%      0.95%      0.95%
Ratio of Net Investment Income to Average Net Assets/(4)/       1.05%          0.64%/(2)/     0.50%      0.59%      0.72%
Portfolio Turnover Rate/(5)/                                      62%            15%/(6)/       20%        29%        19%
---------------------------------------------------------------------------------------------------------------------------



                                                          Year Ended
                                                          2/28/1998
--------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $15.21
--------------------------------------------------------------------
Income from Investment Operations:
Net Investment Income                                          0.18
Net Realized and Unrealized Gain (Loss) Investments            4.41
--------------------------------------------------------------------
Total from Investment Operations                               4.59
--------------------------------------------------------------------
Less Distributions from:
Net Investment Income                                        (0.19)
Net Realized Gain                                            (0.84)
--------------------------------------------------------------------
Total Distributions                                          (1.03)
--------------------------------------------------------------------
Net Asset Value, End of Period                               $18.77
--------------------------------------------------------------------
Total Return                                                 30.95%
--------------------------------------------------------------------
Ratios/Supplemental Data:
Net Assets, End of Period (000s)                           $126,601
Ratio of Expenses to Average Net Assets/(4)/                  0.95%
Ratio of Net Investment Income to Average Net Assets/(4)/     1.04%
Portfolio Turnover Rate/(5)/                                    34%
--------------------------------------------------------------------

/(1)/The Portfolio changed its fiscal year end from February 28 to December 31. /(2)/Effective March 1, 2001, the Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies that requires the amortization of discounts and premiums on debt securities purchased, using a constant yield to maturity method. The adoption of this policy had no material effect on the ratios and per share data for the year ended February 28, 2002. Ratios and per share data for the periods prior to March 1, 2001 have not been restated to reflect this change in policy.
/(3)/Not annualized.
/(4)/These ratios include expenses charged to the corresponding Master
    Portfolio and are annualized for periods of less than one year. /(5)/Represents the Portfolio turnover rate of each Portfolio's corresponding
    Master Portfolio.
/(6)/Portfolio turnover rates excluding in-kind transactions were 15% for the LifePath 2040 Portfolio.




LIFEPATH DETAILS 41

For more detailed information on the LifePath Portfolios, request a copy of the Portfolios, annual and semi-annual reports to shareholders and their Statement of Additional Information (SAI). The annual and semi-annual reports discuss Portfolio investments over the last fiscal year. They also review the market conditions and investment strategies that materially affected Portfolio performance.

The SAI provides detailed information on the Class R shares of the Portfolios. BGFA has electronically filed the SAI, dated June 6, 2003, with the Securities and Exchange Commission. It is incorporated by reference into this prospectus.

If you have any questions about the LifePath Portfolios, or wish to obtain the reports and SAI free of charge, please call the Portfolios' toll-free number:

1 877 BGI 1544
(1 877 244 1544)
or e-mail the Portfolios at
BGIFUNDS@seic.com

Or you may write Barclays Global Investors Funds:

c/o SEI Investments
Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

You can also obtain this information through the Internet on the Securities and Exchange Commission's Website:

http://www.sec.gov

Copies of these documents may be obtained, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section. Address your request to:

Public Reference Section
of the SEC
Washington, D.C. 20549-0102

You can also review and copy the documents at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Call the Commission at 1 202 942 8090 for further details.

Investment Company Act File No.:

811-7332

                                                BARCLAYS GLOBAL INVESTORS FUNDS

                         BARCLAYS GLOBAL INVESTORS FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                          LIFEPATH RETIREMENT PORTFOLIO
                             LIFEPATH 2010 PORTFOLIO
                             LIFEPATH 2020 PORTFOLIO
                             LIFEPATH 2030 PORTFOLIO
                             LIFEPATH 2040 PORTFOLIO

                           CLASS I AND CLASS R SHARES

                                  June 6, 2003

     Barclays Global Investors Funds (the "Trust") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about the Trust's LifePath Retirement (formerly LifePath Income), LifePath 2010, LifePath 2020, LifePath 2030, and LifePath 2040 Portfolios (the "LifePath Portfolios" or the "Portfolios"). The LifePath Portfolios were formerly named the LifePath Funds.

     Each LifePath Portfolio invests all of its assets in a separate portfolio (each a "Master Portfolio" and collectively, the "Master Portfolios") of Master Investment Portfolio ("MIP") having the same investment objective as the Portfolio. Therefore, the investment experience of each Portfolio will correspond directly with the relevant Master Portfolio's investment experience. MIP is an open-end, series investment company. Barclays Global Fund Advisors ("BGFA") serves as investment adviser to the corresponding Master Portfolio of each LifePath Portfolio. References to the investments, investment policies and risks of the Portfolios unless otherwise indicated, should be understood as references to the investments, investment policies and risks of the corresponding Master Portfolios.

     This SAI is not a prospectus and should be read in conjunction with the Portfolios' current Prospectuses, also dated June 6, 2003. All terms used in this SAI that are defined in the Prospectuses have the meanings assigned in the Prospectuses. The audited financial statements for the Portfolios, which include the schedule of investments and independent auditors' report for the fiscal period ended December 31, 2003, are hereby incorporated by reference to the Portfolios' Annual Report. Copies of the Prospectuses and copies of the Annual Reports may be obtained without charge by writing Barclays Global Investors Funds, c/o SEI Investments Distribution Co. One Freedom Valley Drive, Oaks, Pennsylvania 19456 or by calling 1 877 BGI 1544 (1 877 244 1544) or e-mail the Portfolios at BGIFUNDS@seic.com

                                TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
History of the Trust.....................................................    1
Description of the Portfolios and Their Investments and Risks............    1
Portfolio Securities.....................................................    4
Risk Considerations......................................................   17
Management...............................................................   19
Control Persons and Principal Holders of Securities......................   23
Investment Adviser and Other Service Providers...........................   25
Performance Information..................................................   31
Determination of Net Asset Value.........................................   34
Purchase, Redemption and Pricing of Shares...............................   35
Portfolio Transactions...................................................   36
Dividends, Distributions and Taxes.......................................   38
Capital Stock............................................................   45
Additional Information on the Portfolios.................................   47
Financial Statements.....................................................   47
Appendix.................................................................  A-1

                              HISTORY OF THE TRUST

     The Trust is an open-end, management investment company, organized on December 4, 2001 as a business trust under the laws of the State of Delaware. On August 21, 2001, the Board of Directors of Barclays Global Investors Funds, Inc. (the "Company") approved a proposal to redomicile the Company from a Maryland corporation to a Delaware business trust (the "Redomiciling"). The Redomiciling was approved by shareholders of the Company on November 16, 2001. The Trust was established with multiple series, including the Portfolios, corresponding to and having identical designations as the Company's series. The Redomiciling was effected on January 11, 2002, at which time the Trust assumed the operations of the Company and adopted the Company's registration statement. Shortly thereafter, the Company was dissolved.

     The Trust consists of multiple series, including the Portfolios. The Trust's principal office is located at 45 Fremont Street, San Francisco, CA 94105. Each Portfolio invests all of its assets in the corresponding Master Portfolio of MIP (as shown below), which has the same investment objective as the related Portfolio. BGFA has granted the Trust a non-exclusive license to use the name "LifePath." If the license agreement is terminated, the Trust, at BGFA's request, will cease using the "LifePath" name.

               LIFEPATH PORTFOLIO                       CORRESPONDING MASTER PORTFOLIO
               -----------------------------            ------------------------------------
               LifePath Retirement Portfolio            LifePath Retirement Master Portfolio
               LifePath 2010 Portfolio                  LifePath 2010 Master Portfolio
               LifePath 2020 Portfolio                  LifePath 2020 Master Portfolio
               LifePath 2030 Portfolio                  LifePath 2030 Master Portfolio
               LifePath 2040 Portfolio                  LifePath 2040 Master Portfolio

     On or about April 30, 2001, the Class R shares the LifePath Portfolios commenced operations and the existing unnamed class of shares was named the "Class I" shares. On July 1, 2001, the Company's LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Funds were renamed the LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Portfolios. On February 12, 2003 the Trust's LifePath Income Portfolio was renamed the LifePath Retirement Portfolio.

     DESCRIPTION OF THE PORTFOLIOS AND THEIR INVESTMENTS AND RISKS

     The LifePath Master Portfolios in which the Portfolios invest consist of five asset allocation funds, each of which is a diversified fund offered by MIP. Organizations and other entities such as the Portfolios that hold shares of beneficial interest of a Master Portfolio may be referred to herein as "feeder funds." To avoid the need to refer to both the Portfolios and the Master Portfolios in every instance, the following sections generally refer to the Portfolios only.

     Investment Objectives and Policies. Each Portfolio has adopted a non-fundamental investment objective and investment policies that may be fundamental or non-fundamental. Fundamental policies cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the outstanding voting securities of such Portfolio. Non-fundamental policies may be changed without shareholder approval by vote of a majority of the Trustees of the Trust at any time.

     Each Portfolio has adopted a non-fundamental investment objective that is set forth in its Prospectus. The investment objective and policies of a Portfolio determine the types of portfolio securities in which it invests, the degree of risk to which it is subject and, ultimately, its performance. As with all mutual funds, there can be no assurance that the investment objective of each Portfolio will be achieved.

     The Portfolios seek to provide long-term investors in a feeder fund with an asset allocation strategy designed to maximize assets consistent with the quantitatively measured risk such investors, on average, may be willing to accept given their investment time horizons. The Portfolios invest in a wide range of U.S. and foreign equity and debt securities and money market instruments. Each Portfolio, except the LifePath Retirement Portfolio, is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year stated in the title of the Portfolio in which they invest (e.g., investors in the LifePath 2010 Portfolio plan to retire, or begin to withdraw substantial portions of their investment, in the year 2010). The LifePath Retirement Portfolio is managed for investors seeking income and moderate long-term growth of capital.

     The LifePath Portfolios contain both "strategic" and "tactical" components, with the strategic component weighted more heavily than the tactical component. The strategic component of the Portfolios evaluates the risk that investors, on average, may be willing to accept given their investment time horizons. The strategic component thus determines the changing investment risk level of each LifePath Portfolio as time passes. The tactical component addresses short-term market conditions. The tactical component thus adjusts the amount of investment risk taken by each LifePath Portfolio without regard to time horizon, but rather in consideration of the relative risk-adjusted short-term attractiveness of various asset classes. The LifePath Portfolios may invest in a wide range of U.S. and foreign investments and market sectors and may shift their allocations among investments and sectors from time to time. To manage the LifePath Portfolios, BGFA employs a proprietary investment model (the "Model") that analyzes extensive financial and economic data, including risk correlation and expected return statistics. The Model selects indices representing segments of the global equity and debt markets and the Portfolios invest to create market exposure by purchasing representative samples of the indices in an attempt to replicate their performance.

     The Model has broad latitude to allocate the Portfolios' investments among a wide range of asset classes, including, among others, equity securities, debt securities and money market instruments. The LifePath Portfolios are not managed as balanced portfolios and are not required to maintain a portion of their investments in each of the permitted investment categories at all times. Until a LifePath Portfolio attains an asset level of approximately $100 to $150 million, the Model will allocate assets across fewer of the investment categories identified below than it otherwise would. As a LifePath Portfolio approaches this minimum asset level, the Model will add investment categories from among those identified below, thereby approaching the desired investment mix over time. The portfolio of investments of each LifePath Portfolio is compared from time to time to the Model's recommended allocation. Recommended reallocations are implemented subject to BGFA's assessment of current economic conditions and investment opportunities. BGFA may change from time to time the criteria and methods it uses to implement the recommendations of the Model. Recommended reallocations are implemented in accordance with trading policies designed to take advantage of market opportunities and reduce transaction costs. The asset allocation mix selected by the Model is a primary determinant in the respective LifePath Portfolio's investment performance. BGFA manages other portfolios that also invest in accordance with the Model. The performance of each of those other portfolios is likely to vary from the performance of LifePath Portfolios. Such variation in performance is primarily due to different equilibrium asset-mix assumptions used for the various portfolios, timing differences in the implementation of the Model's recommendations and differences in expenses and liquidity requirements. The overall management of each LifePath Portfolio is based on the recommendation of the Model, and no person is primarily responsible for recommending the mix of asset classes in each Portfolio or the mix of securities within the asset classes. Decisions relating to the Model are made by BGFA's investment committee.

     Fundamental Investment Restrictions. The Portfolios are subject to the following investment restrictions, all of which are fundamental policies.

Each LifePath Portfolio may not:

     (1) Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Portfolio's investments in that industry would equal or exceed 25% of the current value of the Portfolio's total assets, provided that this restriction does not limit a Portfolio's: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (iii) investments in repurchase agreements collateralized by U.S. Government securities.

     (2) Purchase the securities of any single issuer if, as a result, with respect to 75% of a Portfolio's total assets, more than 5% of the value of its total assets would be invested in the securities of such issuer or the Portfolio's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Portfolio's cash or cash items, investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies.

     (3) Borrow money or issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder.

     (4) Make loans to other parties, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans.

     (5) Underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Portfolio's investment program may be deemed to be an underwriting; and provided further, that the purchase by the Portfolio of securities issued by an open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as the Portfolio shall not constitute an underwriting for purposes of this paragraph.

     (6) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

     (7) Purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

     With respect to paragraph 3, the 1940 Act currently allows a Portfolio to borrow up to one-third of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. With respect to paragraph 4, the 1940 Act and regulatory interpretations currently limit the percentage of a Portfolio's securities that may be loaned to one-third of the value of its total assets.

     Non-Fundamental Investment Restrictions. The Portfolios are subject to the following investment restrictions, all of which are non-fundamental policies.

As a matter of non-fundamental policy:

     (1) The Portfolios may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act. Under the 1940 Act, a Portfolio's investment in such securities currently is limited, subject to certain exceptions, to (i) 3% of the total voting stock of any one investment company, (ii) 5% of such Portfolio's total assets with respect to any one investment company, and (iii) 10% of such Portfolio's total assets in the aggregate. Other investment companies in which the Portfolios invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by a Portfolio.

     (2) Each Portfolio may not invest more than 15% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (i) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (ii) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (iii) repurchase agreements not terminable within seven days.

     (3) Each Portfolio may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of a Portfolio's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Portfolios will not enter into any portfolio security lending arrangement having a duration of longer than one year.

     (4) Each Portfolio may not purchase securities on margin, but each Portfolio may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

     Notwithstanding any other investment policy or limitation (whether or not fundamental), each Portfolio may invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as the Portfolio. A decision to so invest all of its assets may, depending on the circumstances applicable at the time, require approval of shareholders.

                              PORTFOLIO SECURITIES

     To the extent set forth in this SAI, each Portfolio through its investment in the corresponding Master Portfolio may invest in the securities described below. To avoid the need to refer to both the Portfolios and the Master Portfolios in every instance, the following sections generally refer to the Portfolios only.

     Bank Obligations. Each LifePath Portfolio may invest in bank obligations, including certificates of deposit, time deposits and other short-term obligations of domestic banks, obligations of foreign branches of domestic banks and obligations of domestic and foreign branches of foreign banks. Domestic commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the Federal Deposit Insurance Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks whose certificates of deposit ("CDs") may be purchased by each Portfolio are insured by the FDIC (although such insurance may not be of material benefit to the Portfolio, depending on the principal amount of the CDs of each bank held by the Portfolio) and are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal or state laws and regulations, domestic branches of domestic banks whose CDs may be purchased by each Portfolio generally are required, among other things, to maintain specified levels of reserves, are limited in the amounts that they can loan to a single borrower and are subject to other regulations designed to promote financial soundness. However, not all of such laws and regulations apply to the foreign branches of domestic banks.

     Obligations of foreign branches of domestic banks, foreign subsidiaries of domestic banks and domestic and foreign branches of foreign banks, such as CDs and time deposits ("TDs"), may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation and/or governmental regulation. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. These foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial record keeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank.

     Obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation or by federal or state regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state.

     In addition, federal branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may be required to:
(i) pledge to the appropriate regulatory authority, by depositing assets with a designated bank within the relevant state, a certain percentage of their assets as fixed from time to time by such regulatory authority; and (ii) maintain assets within the relevant state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of federal and State Branches generally must be insured by the FDIC if such branches take deposits of less than $100,000.

     In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks, by foreign subsidiaries of domestic banks, by foreign branches of foreign banks or by domestic branches of foreign banks, BGFA carefully evaluates such investments on a case-by-case basis.

     Each Portfolio may purchase CDs issued by banks, savings and loan associations and similar thrift institutions with less than $1 billion in assets, provided that such institutions are members of the FDIC, and further provided such Portfolio purchases any such CD in a principal amount of not more than $100,000, which amount would be fully insured by the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC. Interest payments on such a CD are not insured by the FDIC. No Portfolio will own more than one such CD per such issuer.

     Bonds. Certain of the debt instruments purchased by the Portfolios may be bonds. A bond is an interest-bearing security issued by a company or governmental unit. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) periodically or on a specified maturity date. An issuer may have the right to redeem or "call" a bond before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. Most bonds bear interest income at a "coupon" rate that is fixed for the life of the bond. The value of a fixed rate bond usually rises when market interest rates fall, and falls when market interest rates rise. Accordingly, a fixed rate bond's yield (income as a percent of the bond's current value) may differ from its coupon rate as its value rises or falls. Other types of bonds bear income at an interest rate that is adjusted periodically. Because of their adjustable interest rates, the value of "floating-rate" or "variable-rate" bonds fluctuates much less in response to market interest rate movements than the value of fixed rate bonds. Also, the Portfolios may treat some of these bonds as having a shorter maturity for purposes of calculating the weighted average maturity of their investment portfolios. Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation's earnings and assets and, in the event of liquidation, are paid before subordinated debt. Bonds may be unsecured (backed only by the issuer's general creditworthiness) or secured (also backed by specified collateral).

     Convertible Securities. Each LifePath Portfolio may purchase fixed-income convertible securities, such as bonds or preferred stock, which may be converted at a stated price within a specified period of time into a specified number of shares of common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure, but usually are subordinated to non-convertible debt securities. While providing a fixed-income stream (generally higher in yield than the income from a common stock but lower than that afforded by a non-convertible debt security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. In general, the market value of a convertible security is the higher of its "investment value" (i.e., its value as a fixed-income security) or its "conversion value" (i.e., the value of the underlying shares of common stock if the security is converted). As a fixed-income security, the market value of a convertible security generally increases when interest rates decline and generally decreases when interest rates rise. However, the price of a convertible security also is influenced by the market value of the security's underlying common stock. Thus, the price of a convertible security generally increases as the market value of the underlying stock increases, and generally decreases as the market value of the underlying stock declines. Investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

     Fixed-Income Obligations. Investors should be aware that even though interest-bearing obligations are investments that promise a stable stream of income, the prices of such securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. Long-term obligations are affected to a greater extent by interest rates than shorter-term obligations. The values of fixed-income obligations also may be affected by changes in the credit rating or financial condition of the issuing entities. Once the rating of a portfolio security has been changed to a rating below investment grade, the particular LifePath Portfolio considers all circumstances deemed relevant in determining whether to continue to hold the security.

     Certain obligations that may be purchased by the LifePath Portfolio, such as those rated "Baa" by Moody's and "BBB" by S&P, Fitch and Duff, may be subject to such risk with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated fixed-income securities. Securities that are rated "Baa" by Moody's are considered medium-grade obligations; they are neither highly protected nor poorly secured, and are considered by Moody's to have speculative characteristics. Obligations rated "BBB" by S&P are regarded as having adequate capacity to pay interest and repay principal, and, while such debt securities ordinarily exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for securities in this category than in higher rated categories. Obligations rated "BBB" by Fitch are considered investment grade and of satisfactory credit quality; however, adverse changes in economic conditions and circumstances are more likely to have an adverse impact on these obligations and, therefore, impair timely payment. Obligations rated "BBB" by Duff have below average protection factors but nonetheless are considered sufficient for prudent investment.

     If a security held by a LifePath Portfolio is downgraded to a rating below investment grade, such Portfolio may continue to hold the obligation until such time as BGFA determines it to be advantageous for the LifePath Portfolio to sell the obligation. If such a policy would cause a LifePath Portfolio to have 5% or more of its net assets invested in obligations that have been downgraded below investment grade, the Portfolio promptly would seek to dispose of such obligations in an orderly manner.

     Floating- and Variable-Rate Obligations. Each LifePath Portfolio may purchase floating- and variable-rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of thirteen months, but which permit the holder to demand payment of principal at any time or at specified intervals not exceeding thirteen months. Variable-rate demand notes include master demand notes that are obligations that permit a Portfolio to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Portfolio, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepare in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically at specified intervals.

     Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Portfolio's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and each Portfolio may invest in obligations that are not so rated only if the investment adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Portfolio may invest. The investment adviser, on behalf of each Portfolio, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Portfolio's portfolio. No Portfolio invests more than 10% of the value of its total net assets in floating- or variable-rate demand obligations whose demand feature is not exercisable within seven days. Such obligations may be treated as liquid, provided that an active secondary market exists.

     Forward Commitments, When-Issued Purchases and Delayed-Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. Although a Portfolio will generally purchase securities with the intention of acquiring them, a Portfolio may dispose of securities purchased on a when issued, delayed-delivery or a forward commitment basis before settlement when deemed appropriate by the investment adviser.

     Futures Contracts and Options Transactions. LifePath Portfolios may use futures contracts as a hedge against the effects of interest rate changes or changes in the market value of the stocks comprising the index in which such Portfolio invests. In managing their cash flows, these Portfolios also may use futures contracts as a substitute for holding the designated securities underlying the futures contract. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price at a designated date, time and place. An index futures contract is a standardized agreement between two parties that commits one party to buy and the other party to sell a stipulated quantity of a market index at a set price on or before a given date in the future. The seller never actually delivers "shares" of the index or shares of all the stocks in the index. Instead, the buyer and the seller settle the difference between the contract price and the market price in cash on the agreed-upon date - the buyer paying the difference if the actual price is lower than the contract price and the seller paying the difference if the actual price is higher. Options on futures contracts are similar to options on securities or currencies except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Futures contracts and options are standardized and traded on exchanges, where the exchange serves as the ultimate counterparty for all contracts. At the time it enters into a futures transaction, a Portfolio is required to make a performance deposit (initial margin) of cash or liquid securities in a segregated account in the name of the futures broker. Subsequent payments of "variation margin" are then made on a daily basis, depending on the value of the futures position that is continually "marked to market."

     A LifePath Portfolio may engage only in futures contract transactions involving (i) the sale of a futures contract (i.e., short positions) to hedge the value of securities held by such Portfolio; (ii) the purchase of a futures contract when such Portfolio holds a short position having the same delivery month (i.e., a long position offsetting a short position); or (iii) the purchase of a futures contract to permit the Portfolio to, in effect, participate in the market for the designated securities underlying the futures contract without actually owning such designated securities. When a Portfolio purchases a futures contract, it will create a segregated account consisting of cash or other liquid assets in an amount equal to the total market value of such futures contract, less the amount of initial margin for the contract.

     If a LifePath Portfolio enters into a short position in a futures contract as a hedge against anticipated adverse market movements and the market then rises, the increase in the value of the hedged securities will be offset, in whole or in part, by a loss on the futures contract. If instead a Portfolio purchases a futures contract as a substitute for investing in the designated underlying securities, a Portfolio experiences gains or losses that correspond generally to gains or losses in the underlying securities. The latter type of futures contract transactions permits a Portfolio to experience the results of being fully invested in a particular asset class, while maintaining the liquidity needed to manage cash flows into or out of the Portfolio (e.g., from purchases and redemptions of Portfolio shares). Under normal market conditions, futures contract positions may be closed out on a daily basis. The LifePath Portfolios expect to apply a portion of their cash or cash equivalents maintained for liquidity needs to such activities.

     Transactions by a LifePath Portfolio in futures contracts involve certain risks. One risk in employing futures contracts as a hedge against cash market price volatility is the possibility that futures prices will correlate imperfectly with the behavior of the prices of the securities in the Portfolio's investment portfolio. Similarly, in employing futures contracts as a substitute for purchasing the designated underlying securities, there is a risk that the performance of the futures contract may correlate imperfectly with the performance of the direct investments for which the futures contract is a substitute. In addition, commodity exchanges generally limit the amount of fluctuation permitted in futures contract prices during a single trading day, and the existence of such limits may prevent the prompt liquidation of futures positions in certain cases. Limits on price fluctuations are designed to stabilize prices for the benefit of market participants; however, there could be cases where the Portfolio could incur a larger loss due to the delay in trading than it would have if no limit rules had been in effect.

     In order to comply with undertakings made by the LifePath Portfolio pursuant to Commodity Futures Trading Commission ("CFTC") Regulation 4.5, the Portfolios will use futures and option contracts solely for bona fide hedging purposes within the meaning and intent of CFTC Reg. 1.3(z); provided, however, that in addition, with respect to positions in commodity futures or commodity option contracts that do not come within the meaning and intent of CFTC Reg. 1.3(z), the aggregate initial margin and premiums required to establish such positions will not exceed five percent of the liquidation value of the Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any such contract it has entered into; and provided further, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount as defined in CFTC Reg. 190.01(x) may be excluded in computing such five percent.

     Stock Index Futures and Options on Stock Index Futures. Each LifePath Portfolio may invest in stock index futures and options on stock index futures as a substitute for a comparable market position in the underlying securities. No physical delivery of the underlying stocks in the index is made. With respect to stock indices that are permitted investments, each Portfolio intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity. There can be no assurance that a liquid market will exist at the time when a Portfolio seeks to close out a futures contract or a futures option position. Lack of a liquid market may prevent liquidation of an unfavorable position.

     Options on stock indices are similar to options on stock except that (a) the expiration cycles of stock index options are monthly, while those of stock options are currently quarterly, and (b) the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount depends upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars multiplied by a specified multiplier. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset a position in stock index options prior to expiration by entering into a closing transaction on an exchange or the writer may let the option expire unexercised.

     Interest-Rate Futures Contracts and Options on Interest-Rate Futures Contracts. Each LifePath Portfolio may invest in interest-rate futures contracts and options on interest-rate futures contracts as a substitute for a comparable market position in the underlying securities. The Portfolios may also sell options on interest-rate futures contracts as part of closing purchase transactions to terminate their options positions. No assurance can be given that such closing transactions can be effected or the degree

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of correlation between price movements in the options on interest rate futures and price movements in the Portfolios' portfolio securities that are the subject of the transaction.

     Interest-Rate and Index Swaps. Each LifePath Portfolio may enter into interest-rate and index swaps in pursuit of their investment objectives. Interest-rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments on fixed-rate payments). Index swaps involve the exchange by a Portfolio with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include dividends or income. In each case, the exchange commitments can involve payments to be made in the same currency or in different currencies. A Portfolio will usually enter into swaps on a net basis. In so doing, the two payment streams are netted out, with a Portfolio receiving or paying, as the case may be, only the net amount of the two payments. If a Portfolio enters into a swap, it will maintain a segregated account on a gross basis, unless the contract provides for a segregated account on a net basis. If there is a default by the other party to such a transaction, a Portfolio will have contractual remedies pursuant to the agreements related to the transaction. The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. There is no limit, except as provided below, on the amount of swap transactions that may be entered into by a Portfolio. These transactions generally do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to swaps generally is limited to the net amount of payments that a Portfolio is contractually obligated to make. There is also a risk of a default by the other party to a swap, in which case a Portfolio may not receive net amount of payments that a Portfolio contractually is entitled to receive.

     Future Developments. Each LifePath Portfolio may take advantage of opportunities in the areas of options and futures contracts and options on futures contracts and any other derivative investments that are not presently contemplated for use by the Portfolios or which are not currently available but which may be developed, to the extent such opportunities are both consistent with a LifePath Portfolio's investment objective and legally permissible for each Portfolio. Before entering into such transactions or making any such investment, a LifePath Portfolio would provide appropriate disclosure in its prospectus or this SAI.

     Illiquid Securities. Each LifePath Portfolio may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with its investment objective. Such securities may include securities that are not readily marketable, such as privately issued securities and other securities that are subject to legal or contractual restrictions on resale, floating- and variable-rate demand obligations as to which the Portfolio cannot exercise a demand feature on not more than seven days notice and as to which there is no secondary market and repurchase agreements providing for settlement more than seven days after notice.

     Initial Public Offerings. Although not a principal investment strategy of the Portfolios, the Portfolios may purchase shares issued in initial public offerings ("IPOs"). Although companies can be any age or size at the time of their IPOs, they are often smaller and have a limited operating history, which creates a greater potential for the value of their securities to be impaired following the IPO. In addition, market psychology prevailing at the time of an IPO can have a substantial and unpredictable effect on the price of an IPO security, causing the price of a company's securities to be particular volatile at the time of its IPO and for a period thereafter.

     Investment Companies and Exchange-Traded Funds. Each LifePath Portfolio may invest in securities issued by other open-end and closed-end, management investment companies that principally invest in

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securities of the type in which the Portfolio invests. As a general matter, under the 1940 Act, a Portfolio's investment in such securities currently is limited to, subject to certain exceptions, (i) 3% of the outstanding voting stock of any one investment company, (ii) 5% of the Portfolio's net assets with respect to any one investment company and (iii) 10% of the Portfolio's net assets in the aggregate. The Portfolios have obtained permission from the SEC (via exemptive order) to invest any cash balances that have not been otherwise invested in portfolio securities, and money received as collateral through securities lending activities in certain affiliated money market funds, including those of the Trust, MIP, iShares Trust and iShares, Inc., which comply with Rule 2a-7 under the 1940 Act. Investments in the securities of other investment companies generally will involve duplication of advisory fees and certain other expenses. The Portfolios may invest in shares of ETFs that are advised by BGFA. BGFA will receive investment advisory fees at both the Master Portfolio level and the ETF level for investments in shares of ETFs advised by BGFA.

     The Portfolios may purchase shares of exchange-traded funds ("ETFs"). Typically, a Portfolio would purchase ETF shares for the same reason it would purchase (and as an alternative to purchasing) futures contracts: to obtain relatively low-cost exposure to the stock market while maintaining flexibility to meet the liquidity needs of the Portfolio. ETF shares enjoy several advantages over futures. Depending on the market, the holding period, and other factors, ETF shares can be less costly than futures. In addition, ETF shares can be purchased for smaller sums and offer exposure to market sectors and styles for which there is no suitable or liquid futures contract. Most ETFs are investment companies. Therefore, a Portfolio's purchases of ETF shares generally are subject to the 3/5/10% limitations described above.

     An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate within a wide range, and a Portfolio could lose money investing in an ETF if the prices of the stocks owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of the ETF's shares may trade at a discount to their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

     Mortgage-Backed Securities. Each LifePath Portfolio may invest in mortgage-backed securities ("MBSs"), which are securities representing interests in a pool of loans secured by mortgages. The resulting cash flow from these mortgages is used to pay principal and interest on the securities. MBSs are assembled for sale to investors by various government sponsored enterprises such as the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC") or are guaranteed by such governmental agencies as the Government National Mortgage Association ("GNMA"). Regardless of the type of guarantee, all MBSs are subject to interest rate risk (i.e., exposure to loss due to changes in interest rates). GNMA MBSs include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") that are guaranteed as to the full and timely payment of principal and interest by GNMA and such guarantee is backed by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development and, as such, Ginnie Maes are backed by the full faith and credit of the federal government.

     In contrast, MBSs issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates ("Fannie Maes") that are solely the obligations of FNMA and are neither backed by nor entitled to the

                                       11

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full faith and credit of the federal government. FNMA is a government-sponsored enterprise that is also a private corporation whose stock trades on the NYSE. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA. MBSs issued by FHLMC include FHLMC Mortgage Participation Certificates ("Freddie Macs" or "PCs"). FHLMC is a government-sponsored enterprise whose MBSs are solely obligations of FHLMC. Therefore, Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. FHLMC guarantees timely payment of interest, but only ultimate payment of principal due under the obligations it issues. FHLMC may, under certain circumstances, remit the guaranteed payment of principal at any time after default on an underlying mortgage, but in no event later than one year after the guarantee becomes payable.

     Ratings. The ratings of Moody's, S&P, Fitch and Duff represent their opinions as to the quality of the obligations that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of such obligations. Therefore, although these ratings may be an initial criterion for selection of portfolio investments, BGFA also evaluates such obligations and the ability of their issuers to pay interest and principal. Each Portfolio relies on BGFA's judgment, analysis and experience in evaluating the creditworthiness of an issuer. In this evaluation, BGFA takes into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, the quality of the issuer's management and regulatory matters. It also is possible that a rating agency might not timely change the rating on a particular issue to reflect subsequent events.

     Repurchase Agreements. Each Portfolio may engage in a repurchase agreement with respect to any security in which it is authorized to invest, although the underlying security may mature in more than thirteen months. The Portfolio may enter into repurchase agreements wherein the seller of a security to the Portfolio agrees to repurchase that security from the Portfolio at a mutually agreed-upon time and price that involves the acquisition by the Portfolio of an underlying debt instrument, subject to the seller's obligation to repurchase, and the Portfolio's obligation to resell, the instrument at a fixed price usually not more than one week after its purchase. The Portfolio's custodian has custody of, and holds in a segregated account, securities acquired as collateral by the Portfolio under a repurchase agreement. Repurchase agreements are considered by the staff of the SEC to be loans by the Portfolio. A Portfolio may enter into repurchase agreements only with respect to securities of the type in which it may invest, including government securities and mortgage-related securities, regardless of their remaining maturities, and requires that additional securities be deposited with the custodian if the value of the securities purchased should decrease below resale price.

     BGFA monitors on an ongoing basis the value of the collateral to assure that it always equals or exceeds the repurchase price. Certain costs may be incurred by the Portfolio in connection with the sale of the underlying securities if the seller does not repurchase them in accordance with the repurchase agreement. In addition, if bankruptcy proceedings are commenced with respect to the seller of the securities, disposition of the securities by the Portfolio may be delayed or limited. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delay and costs to the Portfolio in connection with insolvency proceedings), it is the policy of each Portfolio to limit repurchase agreements to selected creditworthy securities dealers or domestic banks or other recognized financial institutions. Each Portfolio considers on an ongoing basis the creditworthiness of the institutions with which it enters into repurchase agreements.

     Securities of Non-U.S. Issuers. The LifePath Portfolios may invest in certain securities of non-U.S. issuers as discussed below.

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     Foreign Currency Transactions. Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by the intervention of U.S. or foreign governments or central banks, or by the failure to intervene, or by currency controls or political developments in the United States or abroad. The LifePath Portfolios intend to engage in foreign currency transactions to maintain the same foreign currency exposure as the relevant foreign securities index through which the Portfolios seek foreign equity market exposure, but not as part of a defensive strategy to protect against fluctuations in exchange rates. If a LifePath Portfolio enters into a foreign currency transaction or forward contract, such Portfolio deposits, if required by applicable regulations, with MIP's custodian cash or high-grade debt securities in a segregated account of the LifePath Portfolio in an amount at least equal to the value of the LifePath Portfolio's total assets committed to the consummation of the forward contract. If the value of the securities placed in the segregated account declines, additional cash or securities is placed in the account so that the value of the account equals the amount of the LifePath Portfolio's commitment with respect to the contract.

     At or before the maturity of a forward contract, a LifePath Portfolio either may sell a portfolio security and make delivery of the currency, or may retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which such Portfolio obtains, on the same maturity date, the same amount of the currency that it is obligated to deliver. If the LifePath Portfolio retains the portfolio security and engages in an offsetting transaction, such Portfolio, at the time of execution of the offsetting transaction, incurs a gain or a loss to the extent that movement has occurred in forward contract prices. Should forward prices decline during the period between the LifePath Portfolio's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Portfolio realizes a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio suffers a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

     The cost to a LifePath Portfolio of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange usually are conducted on a principal basis, no fees or commissions are involved. BGFA considers on an ongoing basis the creditworthiness of the institutions with which a LifePath Portfolio enters into foreign currency transactions. The use of forward currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. If a devaluation generally is anticipated, the LifePath Portfolio may not be able to contract to sell the currency at a price above the devaluation level it anticipates.

     The purchase of options on currency futures allows a LifePath Portfolio, for the price of the premium it must pay for the option, to decide whether or not to buy (in the case of a call option) or to sell (in the case of a put option) a futures contract at a specified price at any time during the period before the option expires.

     Foreign currency transactions may occur on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market or on a forward basis. A forward currency exchange contract involves an obligation to purchase or sell a specific currency at a set price on a future date which must be more than two days from the date of the contract. The forward foreign currency market offers less protection against default than is available when trading currencies on an exchange, since a forward currency

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contract is not guaranteed by an exchange or clearinghouse. Therefore, a default on a forward currency contract would deprive a LifePath Portfolio of unrealized profits or force such Portfolio to cover its commitments for purchase or resale, if any, at the current market price.

     Each LifePath Portfolio may combine forward currency exchange contracts with investments in securities denominated in other currencies. Each LifePath Portfolio also may maintain short positions in forward currency exchange transactions, which would involve the Portfolio agreeing to exchange an amount of a currency it did not currently own for another currency at a future date in anticipation of a decline in the value of the currency sold relative to the currency such Portfolio contracted to receive in the exchange.

     Unlike trading on domestic futures exchanges, trading on foreign futures exchanges is not regulated by the CFTC and generally is subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. BGFA, however, considers on an ongoing basis the creditworthiness of such counterparties. In addition, any profits that a LifePath Portfolio might realize in trading could be eliminated by adverse changes in the exchange rate; adverse exchange rate changes also could cause a Portfolio to incur losses. Transactions on foreign exchanges may include both futures contracts which are traded on domestic exchanges and those which are not. Such transactions may also be subject to withholding and other taxes imposed by foreign governments.

     Foreign Equity Securities and Depositary Receipts -- Each LifePath Portfolio's assets may be invested in equity securities of foreign issuers and American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") of such issuers. ADRs, EDRs and GDRs may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. GDRs are receipts issued by either a U.S. or non-U.S. banking institution, that evidence ownership of underlying foreign securities. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe typically by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in the United States securities markets and EDRs and CDRs in bearer form are designed for use in Europe. Each LifePath Portfolio may invest in ADRs, EDRs, CDRs and GDRs through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

     Obligations of Foreign Governments, Supranational Entities and Banks. Each LifePath Portfolio may invest in U.S. dollar-denominated short-term obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by BGFA to be of comparable quality to the other obligations in which such Portfolio may invest. The Portfolios may also invest in debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. The percentage of each Portfolio's assets invested in obligations of foreign governments and supranational entities will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

     Each Portfolio may invest a portion of its total assets in high-quality, short-term (one year or less) debt obligations of foreign branches of U.S. banks or U.S. branches of foreign banks that are denominated in and pay interest in U.S. dollars.

     Short-Term Instruments and Temporary Investments. Each LifePath Portfolio may invest in the following high-quality money market instruments on an ongoing basis to provide liquidity or for temporary purposes when there is an unexpected level of shareholder purchases or redemptions: (i) short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises); (ii) negotiable certificates of deposit ("CDs"), bankers' acceptances, fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and that are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1+" or "A-1" by S&P, or, if unrated, of comparable quality as determined by BGFA; (iv) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than one year that are rated at least "Aa" by Moody's or "AA" by S & P; (v) repurchase agreements; and (vi) short-term, U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, at the time of investment have more than $10 billion, or the equivalent in other currencies, in total assets and in the opinion of BGFA are of comparable quality to obligations of U.S. banks that may be purchased by the Portfolio.

     Commercial Paper and Short-Term Corporate Debt Instruments. Each Portfolio may invest in commercial paper (including variable amount master demand notes), which consists of short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. The investment adviser to each Portfolio monitors on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand. Each Portfolio also may invest in non-convertible corporate debt securities (e.g., bonds and debentures) with not more than one year remaining to maturity at the date of settlement. A Portfolio will invest only in such corporate bonds and debentures that are rated at the time of purchase at least "Aa" by Moody's or "AA" by S&P. Subsequent to its purchase by the Portfolio, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Portfolio. The investment adviser to each Portfolio will consider such an event in determining whether the Portfolio should continue to hold the obligation. To the extent the Portfolio continues to hold such obligations, it may be subject to additional risk of default. Additional information regarding Ratings can be found under "Floating and Variable Rate Obligations - Ratings".

     U.S. Government Obligations. The LifePath Portfolios may invest in various types of U.S. Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury obligations and GNMA certificates) or
(ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case, the

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investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

     Warrants. Each LifePath Portfolio may invest generally up to 5% of its net assets at the time of purchase in warrants, except that this limitation does not apply to warrants acquired in units or attached to securities. A warrant is an instrument issued by a corporation that gives the holder the right to subscribe to a specified amount of the corporation's capital stock at a set price for a specified period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities.

     The Portfolios may also participate in the following investment practices:

     Borrowing Money. As a fundamental policy, each Portfolio is permitted to borrow to the extent permitted under the 1940 Act. However, each Portfolio currently intends to borrow money only for temporary or emergency (not leveraging) purposes, and may borrow up to one-third of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. As long as such borrowings exceed 5% of a Portfolio's total assets, the Portfolio will not make any new investments.

     Loans of Portfolio Securities. Pursuant to guidelines approved by the Trust's Board of Trustees, the Portfolios may lend portfolio securities to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank organized under the laws of the United States, organized under the laws of a state, or a foreign bank that has filed an agreement with the Federal Reserve Board to comply with the same rules and regulations applicable to U.S. banks in securities credit transactions, and such collateral being maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned plus any accrued interest or dividends; (2) the Portfolio may at any time call the loan and obtain the return of the securities loaned upon sufficient prior notification; (3) the Portfolio will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed the limits established by the 1940 Act. In determining whether or not to lend a security to a particular broker, dealer or financial institution, BGFA considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer, or financial institution.

    The Portfolios will earn income for lending its securities because cash collateral pursuant to these loans will be invested subject to the investment objectives, principal investment strategies and policies of the Portfolios. In connection with lending securities, a Portfolio may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In either case, a Portfolio could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Portfolio if a material event affecting the investment is to occur. The Portfolios may pay a portion of the interest or fees earned from securities lending to a borrower or securities lending agent.

     Barclays Global Investors, N.A. ("BGI"), acts as Securities Lending Agent for the Portfolios, subject to the overall supervision of BGFA. Pursuant to an exemptive order granted by the SEC, BGI is entitled to receive a portion of the revenues generated by securities lending activities as compensation for its services in this regard. The Portfolios have also obtained permission from the SEC (via exemptive order) to lend portfolio securities to certain affiliated borrowers, subject to a number of conditions.

                               RISK CONSIDERATIONS

     General. Since the investment characteristics and, therefore, investment risks directly associated with each LifePath Portfolio correspond to those of the Master Portfolio in which each Portfolio invests, the following is a discussion of the risks associated with the investments of the Master Portfolios. Once again, unless otherwise specified, references to the investment policies and risks of a Portfolio also should be understood as references to the investment policies and risks of the corresponding Master Portfolio. The net asset value per share of each LifePath Portfolio is neither insured nor guaranteed, is not fixed and should be expected to fluctuate.

     Equity Securities. The stock investments of the LifePath Portfolios are subject to equity market risk. Equity market risk is the possibility that common stock prices will fluctuate or decline over short or even extended periods. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when prices generally decline.

     Debt Securities. The debt instruments in which the LifePath Portfolios invest are subject to credit and interest rate risk. Credit risk is the risk that issuers of the debt instruments in which the Portfolios invest may default on the payment of principal and/or interest. Interest rate risk is the risk that increases in market interest rates may adversely affect the value of the debt instruments in which the Portfolios invest. The value of the debt instruments generally changes inversely to market interest rates. Debt securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities. Changes in the financial strength of an issuer or changes in the ratings of any particular security may also affect the value of these investments. Although some of the Portfolios' portfolio securities are guaranteed by the U.S. Government, its agencies or instrumentalities, such securities are subject to interest rate risk and the market value of these securities, upon which the Portfolios' daily net asset value is based, will fluctuate. No assurance can be given that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so.

     Foreign Securities. The LifePath Portfolios may invest in debt obligations and equity securities of foreign issuers and may invest in ADRs and EDRs of such issuers. Investing in the securities of issuers in any foreign country, including through ADRs and EDRs, involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political, social and monetary or diplomatic developments that could affect U.S. investments in foreign countries. Additionally, amounts realized on foreign securities may be subject to foreign taxes, including withholding taxes. Foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements and transaction costs of foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar. A Portfolio's performance may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments.

     Mortgage-Backed Securities. Investments in mortgage-backed securities are subject to additional risks besides interest rate risk and credit risk that are common to all types of bonds. Mortgage-backed securities are subject to prepayment risk and extension risk, either of which can reduce the rate of return on a portfolio. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment's average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. If the underlying mortgages are paid off sooner than expected, the Portfolio may have to reinvest the money in mortgage-backed or other securities that have lower yields. Conversely, extension risk is the risk that borrowers extend the repayment of their mortgages longer than expected, which also may affect the investment's average life and yield.

     Other Investment Considerations. Because the Portfolios may shift investment allocations significantly from time to time, their performance may differ from funds that invest in one asset class or from funds with a stable mix of assets. Further, shifts among asset classes may result in relatively high turnover and transaction (i.e., brokerage commission) costs. Portfolio turnover may also result in adverse tax consequences to a Portfolio's shareholders. During those periods in which a high percentage of a Portfolio's assets are invested in long-term bonds, the Portfolio's exposure to interest-rate risk will be greater because the longer maturity of such securities means they are generally more sensitive to changes in market interest rates than short-term securities.

     Each LifePath Portfolio also may lend its portfolio securities and enter into futures transactions, each of which involves risk. The futures contracts and options on futures contracts that each Portfolio may purchase may be considered derivatives. Derivatives are financial instruments whose values are derived, at least in part, from the prices of other securities or specified assets, indices or rates.

     Asset allocation and modeling strategies are employed by BGFA for other investment companies and accounts advised or sub-advised by BGFA. If these strategies indicate particular securities should be purchased or sold, at the same time, by a LifePath Portfolio and one or more of these investment companies or accounts, available investments or opportunities for sales will be allocated equitably to each by BGFA. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by a LifePath Portfolio or the price paid or received by such Portfolio.

                                   MANAGEMENT

     The Board of Trustees is responsible for the overall management and operations of the Portfolios. Each Trustee serves until he or she resigns, retires, or his or her successor is elected and qualified. Each Officer serves until his or her successor is chosen and qualified. The Trustees and Principal Officers of the Trust, together with information as to their principal business occupations during the last five years and current directorships, are shown below. The address of each, unless otherwise indicated, is 45 Fremont Street, San Francisco, CA 94105.

INTERESTED TRUSTEES & OFFICERS

                                                                                       NUMBER OF
                                                                                       PORTFOLIOS        OTHER PUBLIC COMPANY AND
                             POSITION(S),          PRINCIPAL OCCUPATION                OVERSEEN IN FUND  INVESTMENT COMPANY
NAME, ADDRESS AND AGE        LENGTH OF SERVICE     DURING PAST FIVE YEARS              COMPLEX*          DIRECTORSHIPS
---------------------------- --------------------- ----------------------------------- ----------------  -------------------------
Lee T. Kranefuss,** 41       Trustee since         Chief Executive Officer of the             25         None
                             November 16, 2001,    Individual Investors Business of
                             President and Chief   Barclays Global Investors, N.A.
                             Executive Officer

Michael A. Latham, 38        Secretary,            Director of Mutual Fund Delivery of        N/A        None
                             Treasurer and Chief   the Individual Investors Business
                             Financial Officer     of Barclays Global Investors, N.A.
                                                   (since 2000); Head of Operations,
                                                   BGI Europe (1997-2000); Manager of
                                                   Portfolio Accounting Group
                                                   (1994-1997).

INDEPENDENT TRUSTEES

                                                                                       NUMBER OF
                                                                                       PORTFOLIOS        OTHER PUBLIC COMPANY AND
                             POSITION(S), LENGTH   PRINCIPAL OCCUPATION                OVERSEEN IN FUND  INVESTMENT COMPANY
NAME, ADDRESS AND AGE        OF SERVICE            DURING PAST FIVE YEARS              COMPLEX*          DIRECTORSHIPS
---------------------------- --------------------- ----------------------------------- ----------------  --------------------------
Mary G. F. Bitterman, 58     Trustee since         President and Chief Executive             25          Director, Bank of Hawaii
                             November 16, 2001     Office of The James Irvine
                                                   Foundation (non-profit foundation);
                                                   President and Chief Executive
                                                   Officer of KQED, Inc. (public
                                                   television and radio) from
                                                   1993-2002.

Jack S. Euphrat, 80          Trustee since         Private Investor                          25          None
                             October 20, 1993

W. Rodney Hughes, 76         Trustee since         Private Investor                          25          None
                             October 20, 1993

----------
* The Trust, MIP, iShares Trust and iShares, Inc. are all members of the same "Fund Complex" and "Family of Investment Companies" as defined in Form N-1A under the 1940 Act. Each Trustee also serves as a Trustee for MIP.

** Lee T. Kranefuss is deemed to be an "interested person" of the Trust because he serves as Chief Executive Officer of the Individual Investor Business of BGI, the administrator of the Portfolios and the parent company of BGFA, the investment adviser of the Master Portfolios.

                                                                                       NUMBER OF
                                                                                       PORTFOLIOS        OTHER PUBLIC COMPANY AND
                             POSITION(S), LENGTH   PRINCIPAL OCCUPATION                OVERSEEN IN FUND  INVESTMENT COMPANY
NAME, ADDRESS AND AGE        OF SERVICE            DURING PAST FIVE YEARS              COMPLEX*          DIRECTORSHIPS
---------------------------- --------------------- ----------------------------------- ----------------  --------------------------
Richard K. Lyons, 42         Trustee since         Professor, University of                 101          Director of Matthews Asian
                             November 16, 2001     California, Berkeley: Haas School                     Funds (oversees 6
                                                   of Business; Member, Council of                       portfolios).
                                                   Foreign Relations

Leo Soong, 56                Trustee since         President of Trinity Products LLC         25          None
                             February 9, 2000      (beverages); Managing Director of
                                                   CG Roxane LLC (water company);
                                                   Co-Founder of Crystal Geyser Water
                                                   Co. (President through 1999).

----------
* The Trust, MIP, iShares Trust and iShares, Inc. are all members of the same "Fund Complex" and "Family of Investment Companies" as defined in Form N-1A under the 1940 Act. Each Trustee also serves as a Trustee for MIP. In addition, Richard K. Lyons serves as a Trustee for iShares Trust and as a Director for iShares, Inc.

     Committees. There are two standing committees of the Board of Trustees - the Nominating Committee and the Audit Committee. The members of the Nominating Committee and the Audit Committee include each Trustee that is not an "interested person" of the Trust (as such term is defined in the 1940 Act) ("Independent Trustee"). The Nominating Committee is responsible for recommending to the Board persons to be nominated for election as Trustees by the interestholders or for appointment as Trustees by the sitting Trustees, when permissible. Pursuant to the rules under the 1940 Act, only Independent Trustees may select and nominate other Independent Trustees for MIP. Jack S. Euphrat serves as Chairman of the Nominating Committee. The Nominating Committee will not consider nominees recommended by shareholders. During the fiscal year ended December 31, 2002, the Nominating Committee did not hold any meetings.

     The Audit Committee operates pursuant to a separate charter and is responsible for, among other things, overseeing the Portfolios' accounting and financial reporting practices, reviewing the results of the annual audits of the Portfolios' financial statements and interacting with the Portfolios' independent auditors on behalf of the full Board. W. Rodney Hughes serves as Chairman of the Audit Committee. During the fiscal year ended December 31, 2002, the Audit Committee held three meetings.

     Beneficial Equity Ownership Information. As of the date of this SAI, Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Trust. The table below shows for each Trustee, the amount of interests in the Portfolios beneficially owned by the Trustee, and the aggregate value of all investments in equity securities within the same Family of Investment Companies, stated as one of the following ranges: 0 = $0; A = $1-$10,000; B = $10,001-$50,000; C = $50,001-$100,000; and D = over $100,000.

                  BENEFICIAL EQUITY OWNERSHIP IN PORTFOLIOS AND
            FAMILY OF INVESTMENT COMPANIES (as of December 31, 2002)

                             DOLLAR RANGE OF SECURITIES IN:
                             --------------------------------------------------------------------------------------------------
                                                                                                              AGGREGATE
                                                                                                              DOLLAR RANGE OF
                                                                                                              SECURITIES IN THE
                             LIFEPATH                                                                         FAMILY OF
                             RETIREMENT    LIFEPATH 2010    LIFEPATH 2020   LIFEPATH 2030   LIFEPATH 2040     INVESTMENT
INTERESTED TRUSTEES          PORTFOLIO     PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOL           COMPANIES
------------------------     ----------    -------------    -------------   -------------   -------------     -----------------
Lee T. Kranefuss                 0              0                 0              0                0                  0

INDEPENDENT TRUSTEES

Mary G. F. Bitterman             0              0                 0              0                0                  0
Jack S. Euphrat                  0              0                 0              0                0                  0
W. Rodney Hughes                 0              0                 0              0                0                  0
Richard K. Lyons                 0              0                 0              0                0                  B
Leo Soong                        0              0                 0              0                0                  0

     Ownership of Securities of Certain Entities. As of December 31, 2002, the Independent Trustees did not own securities of the investment adviser, the distributor, or any entity controlling, controlled by, or under common control with the investment adviser or the distributor.

     Compensation. Trustees of the Trust are compensated annually by all the registrants in the Fund Complex for their services as indicated in the table below, and also are reimbursed for all out-of-pocket expenses relating to attendance at board meetings. The Trustees are compensated by the Trust and MIP for their services as Trustees to the Trust and MIP. Richard K. Lyons also receives compensation for his services as Trustee of iShares Trust and Director of iShares, Inc. Currently, the Trustees do not receive any retirement benefits or deferred compensation from the Fund Complex. As of the date of this SAI, the Trustees and Principal Officers of the Trust as a group beneficially owned less than 1% of the outstanding beneficial interest of the Trust.

                               COMPENSATION TABLE
                   FOR THE FISCAL YEAR ENDED DECEMBER 31, 2002

                           AGGREGATE COMPENSATION   TOTAL COMPENSATION FROM
NAME AND POSITION          FROM THE TRUST           FUND COMPLEX
--------------------       ----------------------   -----------------------
Mary G. F. Bitterman             $ 12,500                 $   25,000
Trustee

Jack S. Euphrat                  $ 12,500                 $   25,000
Trustee

W. Rodney Hughes                 $ 12,500                 $   25,000
Trustee

Lee Kranefuss                    $      0                 $        0
Trustee

Richard K.
Lyons                            $ 12,500                 $   90,000
Trustee

Leo Soong                        $ 12,500                 $   25,000
Trustee

     Master/Feeder Structure. Each Portfolio seeks to achieve its investment objective by investing all of its assets into the corresponding Master Portfolio of MIP. The Portfolios and other entities investing in a Master Portfolio are each liable for all obligations of such Master Portfolio. However, the risk of a Portfolio incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and MIP itself is unable to meet its obligations. Accordingly, the Trust's Board of Trustees believes that neither a Portfolio nor its shareholders will be adversely affected by investing Portfolio assets in a Master Portfolio. However, if a mutual fund or other investor withdraws its investment from such Master Portfolio, the economic efficiencies (e.g., spreading fixed expenses among a larger asset base) that the Trust's Board believes may be available through investment in the Master Portfolio may not be fully achieved. In addition, given the relative novelty of the master/feeder structure, accounting or operational difficulties, although unlikely, could arise.

     A Portfolio may withdraw its investment in a Master Portfolio only if the Board of Trustees determines that such action is in the best interests of such Portfolio and its shareholders. Upon any such withdrawal, the Trust's Board would consider alternative investments, including investing all of the Portfolio's assets in another investment company with the same investment objective as the Portfolio or hiring an investment adviser to manage the Portfolio's assets in accordance with the investment policies described below with respect to the Master Portfolio.

     Whenever a Portfolio, as an interestholder of the corresponding Master Portfolio, is requested to vote on any matter submitted to interestholders of the Master Portfolio, the Portfolio will hold a meeting of its shareholders to consider such matters. The Portfolio will cast its votes in proportion to the votes received from its shareholders. Shares for which the Portfolio receives no voting instructions will be voted in the same proportion as the votes received from the other Portfolio shareholders.

     Certain policies of a Master Portfolio that are non-fundamental may be changed by vote of a majority of MIP's Trustees without interestholder approval. If a Master Portfolio's investment objective or fundamental or non-fundamental policies are changed, the Portfolio may elect to change its objective or policies to correspond to those of the Master Portfolio. A Portfolio also may elect to redeem its interests in the corresponding Master Portfolio and either seek a new investment company with a matching objective in which to invest or retain its own investment adviser to manage the Portfolio's portfolio in accordance with its objective. In the latter case, a Portfolio's inability to find a substitute investment company in which to invest or equivalent management services could adversely affect shareholders' investments in the Portfolio. The Portfolios will provide shareholders with 30 days written notice prior to the implementation of any change in the investment objective of the Portfolio or the Master Portfolio, to the extent possible.

     Code of Ethics. The Trust, MIP and BGFA each have adopted a code of ethics which contains policies on personal securities transactions by "access persons." These policies substantially comply in all material respects with Rule 17j-1 under the 1940 Act. Each code of ethics, among other things, permits access persons to invest in certain securities, subject to various restrictions and requirements. More specifically, each code of ethics either prohibits its access persons from purchasing or selling securities that may be purchased or held by a Portfolio or permits such access persons to purchase or sell such securities, subject to certain restrictions. For purposes of a code of ethics, an access person means (i) a director, trustee or officer of a Portfolio or investment adviser; (ii) any employee of a Portfolio or investment adviser (or any company in a control relationship to a Portfolio or investment adviser) who, in connection makes, participates in, or obtains information about the purchase or sale of securities by a Portfolio, or whose functions relate to the making of any recommendations with respect to the purchases or sales; and (iii) any natural person in a control relationship to a Portfolio or investment adviser who obtains information concerning recommendations made to a Portfolio regarding the purchase or sale of securities. Portfolio managers and other persons who assist in the investment process are subject to additional restrictions. The above restrictions do not apply to purchases or sales of certain types of securities, including mutual fund shares, money market instruments and certain U.S. Government securities. To facilitate enforcement, the codes of ethics generally require that an access person, other than "disinterested" directors or trustees, submit reports to a designated compliance person regarding transactions involving securities which are eligible for purchase by a Portfolio. The codes of ethics for the Trust, MIP and BGFA are on public file with, and are available from, the SEC.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     As of April 1, 2003, the shareholders identified below were known by the Trust to own 5% or more of the LifePath Portfolio's outstanding Class I and Class R shares in the following capacity:

                                              NAME AND ADDRESS                   PERCENTAGE       NATURE OF
CLASS I SHARES                                 OF SHAREHOLDER                   OF PORTFOLIO      OWNERSHIP
-----------------------------      -----------------------------------------    ------------      ---------
LifePath Retirement Portfolio      Siemens Corp. Savings Plan                       44%            Record
                                   Bankers Trust Company TR
                                   P.O. Box 1992 MS D5
                                   Boston, MA  02105

                                   Charles Schwab & Co. Inc.                        23%            Record
                                   Special Custody Account for the Exclusive
                                   Benefit of our Customers
                                   Attn:  Mutual Funds
                                   101 Montgomery St.
                                   San Francisco, CA  94104

                                   Whitelaw & Co.                                   13%            Record
                                   c/o National City
                                   P.O. Box 94984
                                   Cleveland, OH  44101

LifePath 2010 Portfolio            Charles Schwab & Co. Inc.                        35%            Record
                                   Special Custody Account for the Exclusive
                                   Benefit of our Customers
                                   Attn:  Mutual Funds
                                   101 Montgomery St.
                                   San Francisco, CA  94104

                                   Siemens Corp. Savings Plan                       27%            Record
                                   Bankers Trust Company TR
                                   P.O. Box 1992 MS D5
                                   Boston, MA  02105

                                   Northern Trust Company Custodian                  8%            Record
                                   FBO Texas Instruments Corporate Custody
                                   P.O. Box 92956
                                   Chicago, IL  60675

                                   Whitelaw & Co.                                    7%            Record
                                   c/o National City
                                   P.O. Box 94984
                                   Cleveland, OH  44101

                                              NAME AND ADDRESS                   PERCENTAGE       NATURE OF
CLASS I SHARES                                 OF SHAREHOLDER                   OF PORTFOLIO      OWNERSHIP
-----------------------------      -----------------------------------------    ------------      ---------
LifePath 2020 Portfolio            Siemens Corp. Savings Plan                       44%            Record
                                   Bankers Trust Company TR
                                   P.O. Box 1992 MS D5
                                   Boston, MA  02105

                                   Charles Schwab & Co. Inc.                        37%            Record
                                   Special Custody Account for the Exclusive
                                   Benefit of our Customers
                                   Attn:  Mutual Funds
                                   101 Montgomery St.
                                   San Francisco, CA  94104

LifePath 2030 Portfolio            Siemens Corp. Savings Plan                       38%            Record
                                   Bankers Trust Company TR
                                   P.O. Box 1992 MS D5
                                   Boston, MA  02105

                                   Charles Schwab & Co. Inc.                        33%            Record
                                   Special Custody Account for the Exclusive
                                   Benefit of our Customers
                                   Attn:  Mutual Funds
                                   101 Montgomery St.
                                   San Francisco, CA  94104

LifePath 2040 Portfolio            Siemens Corp. Savings Plan                       44%            Record
                                   Bankers Trust Company TR
                                   P.O. Box 1992 MS D5
                                   Boston, MA  02105

                                   Charles Schwab & Co. Inc.                        21%            Record
                                   Special Custody Account for the Exclusive
                                   Benefit of our Customers
                                   Attn:  Mutual Funds
                                   101 Montgomery St.
                                   San Francisco, CA  94104

                                   State Street Bank and Trust Co. TTEE              8%            Record
                                   FBO Pacificorp K Plus Employee
                                   Savings & Stock Ownership Plan
                                   300 S. Grand Avenue, 40th Floor
                                   Los Angeles, CA  90071

                                           NAME AND ADDRESS                      PERCENTAGE       NATURE OF
CLASS R SHARES                              OF SHAREHOLDER                      OF PORTFOLIO      OWNERSHIP
-----------------------------      -----------------------------------------    ------------      ---------
LifePath Retirement Portfolio      Union Bank TR Nominee                            100%           Record
                                   FBO Select Benefit Omnibus Account
                                   P.O. Box 85484
                                   San Diego, CA 92186

                                           NAME AND ADDRESS                      PERCENTAGE       NATURE OF
CLASS R SHARES                              OF SHAREHOLDER                      OF PORTFOLIO      OWNERSHIP
-----------------------------      -----------------------------------------    ------------      ---------
LifePath 2010 Portfolio            Union Bank TR Nominee                            98%            Record
                                   FBO Select Benefit Omnibus Account
                                   P.O. Box 85484
                                   San Diego, CA 92186

LifePath 2020 Portfolio            Union Bank TR Nominee                            64%            Record
                                   FBO Select Benefit Omnibus Account
                                   P.O. Box 85484
                                   San Diego, CA 92186

                                   SWS Securities Inc.                              34%            Record
                                   FBO Edward Bailey IRA
                                   P.O. Box 509002
                                   Dallas, TX  75250

LifePath 2030 Portfolio            Union Bank TR Nominee                            99%            Record
                                   FBO Select Benefit Omnibus Account
                                   P.O. Box 85484
                                   San Diego, CA 92186

LifePath 2040 Portfolio            Union Bank TR Nominee                            100%           Record
                                   FBO Select Benefit Omnibus Account
                                   P.O. Box 85484
                                   San Diego, CA 92186

     For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a Portfolio, or is identified as the holder of record of more than 25% of a Portfolio and has voting and/or investment powers, it may be presumed to control such Portfolio.

                 INVESTMENT ADVISER AND OTHER SERVICE PROVIDERS

     Investment Adviser. BGFA provides investment advisory services to each Master Portfolio pursuant to an investment advisory contract (the "Advisory Contract") with MIP. Pursuant to the Advisory Contract, BGFA furnishes to MIP's Board of Trustees periodic reports on the investment strategy and performance of each Master Portfolio. BGFA has agreed to provide to the Master Portfolios, among other things, money market security and fixed-income research, analysis and statistical and economic data and information concerning interest rate and security market trends, portfolio composition, credit conditions and average maturities of each Master Portfolio's investment portfolio.

     BGFA is entitled to receive monthly fees at the annual rate of 0.35% of each Master Portfolio's average daily net assets as compensation for its advisory services to such Master Portfolio.

     As to each Master Portfolio, the Advisory Contract is subject to annual approval by (i) MIP's Board of Trustees or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding interests of such Master Portfolio, provided that in either event the continuance also is approved by a majority of MIP's Independent Trustees, by vote cast in person at a meeting called for the purpose of voting on such approval. As to each Master Portfolio, the Advisory Contract is terminable without penalty, on 60 days written notice by MIP's Board of Trustees or by vote of the holders of a majority of such Master Portfolio's interests, or, on not less than 60 days written notice, by BGFA. The Advisory Contract terminates automatically, as to the relevant Master Portfolio, in the event of its assignment (as defined in the 1940 Act).

     For the periods shown below, the corresponding Master Portfolio of each LifePath Portfolio paid BGFA the following advisory fees, without waivers:

                                            FISCAL YEAR        FISCAL YEAR         FISCAL YEAR    TEN-MONTH PERIOD
      MASTER PORTFOLIO                    ENDED 2/29/2000    ENDED 2/28/2001     ENDED 2/28/2002  ENDED 12/31/2002
------------------------------------      ---------------    ---------------     ---------------  ----------------
LifePath Retirement Master Portfolio      $       592,139    $       528,430     $       287,560  $        125,456
LifePath 2010 Master Portfolio            $     1,282,599    $     1,352,005     $       806,441  $        364,517
LifePath 2020 Master Portfolio            $     2,101,737    $     2,573,465     $     1,958,450  $        886,213
LifePath 2030 Master Portfolio            $     1,501,573    $     1,594,090     $       814,320  $        326,689
LifePath 2040 Master Portfolio            $     2,790,585    $     2,896,354     $     1,003,440  $        249,155

     Administrator. The Trust has engaged BGI to provide certain administration services to the Portfolios. Pursuant to an Administration Agreement with the Trust, BGI provides as administration services, among other things: (i) general supervision of the operation of the Portfolios, including coordination of the services performed by the investment adviser, transfer and dividend disbursing agent, custodian, shareholder servicing agent, independent auditors and legal counsel; (ii) general supervision of regulatory compliance matters, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions, and preparation of proxy statements and shareholder reports for the Portfolios; and (iii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Trust's officers and Board of Trustees. BGI also furnishes office space and certain facilities required for conducting the business of the Trust together with all other administrative services that are not being furnished by the Portfolios' investment adviser. BGI also pays the compensation of the Portfolios' Trustees, officers and employees who are affiliated with the Trust.

     In addition, except for advisory fees, distribution fees payable as a result of a distribution plan adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, extraordinary expenses, brokerage and other expenses connected to the execution of portfolio transactions and certain expenses that are borne by the LifePath Portfolios, BGI has agreed to bear all costs of the Portfolios' and the Trust's operations including, but not limited to, transfer and dividend disbursing agency fees, shareholder servicing fees and expenses of preparing and printing prospectuses, SAIs and other Portfolio materials. For providing such services, BGI is entitled to an annual fee of 0.50% of each Portfolio's average daily net assets. BGI has contracted with Investors Bank & Trust Company ("IBT") to provide certain sub-administration services for the Portfolios.

     Prior to April 1, 2003, BGI and Stephens Inc. ("Stephens") served as co-administrators of the Portfolios. For the periods shown below, the Portfolios paid co-administration fees jointly to BGI and Stephens as follows:

                                      FISCAL YEAR        FISCAL YEAR         FISCAL YEAR         TEN-MONTH PERIOD
      MASTER PORTFOLIO              ENDED 2/29/2000    ENDED 2/28/2001     ENDED 2/28/2002       ENDED 12/31/2002
-----------------------------       ---------------    ---------------     ---------------       ----------------
LifePath Retirement Portfolio       $       156,853    $       125,925     $       162,853       $        160,646
LifePath 2010 Portfolio             $       429,967    $       372,652     $       495,002       $        469,151
LifePath 2020 Portfolio             $       624,390    $       752,525     $     1,526,565       $      1,189,518
LifePath 2030 Portfolio             $       385,776    $       360,257     $       498,320       $        429,459
LifePath 2040 Portfolio             $       541,602    $       492,942     $       418,184       $        322,896

     Shareholder Servicing Arrangements. The Portfolios have adopted a Shareholder Servicing Plan pursuant to which they have entered into Shareholder Servicing Agreements with BGI and may enter into similar agreements with other entities (collectively, "Shareholder Servicing Agents") for the provision of certain services to Portfolio shareholders. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries, providing reports and other information, and providing services related to the maintenance of shareholder accounts. For these services, each Shareholder Servicing Agent is entitled to receive a monthly fee at the annual rate of up to 0.25% of the average daily value of each LifePath Portfolio represented by shares owned during the period for which payment is being made by investors with whom the Shareholder Servicing Agent maintains a servicing relationship, or an amount that equals the maximum amount payable to the Shareholder Servicing Agent under applicable laws, regulations or rules, including the Conduct Rules of the National Association of Securities Dealers, Inc., whichever is less. BGI has agreed to pay these shareholder servicing fees out of the fees it receives for administration services.

     A Shareholder Servicing Agent also may impose certain conditions on its customers, subject to the terms of this SAI, in addition to or different from those imposed by the Trust, such as requiring a minimum initial investment or payment of a separate fee for additional services. Each Shareholder Servicing Agent is required to agree to disclose any fees it may directly charge its customers who are Portfolio shareholders and to notify them in writing at least 30 days before it imposes any transaction fees.

     Distribution Arrangements. SEI Investments Distribution Co. ("SEI") is the distributor for the Portfolios' shares. SEI is a registered broker/dealer located at One Freedom Valley Drive, Oaks, Pennsylvania 19456. Since 1968, SEI has been a leading provider of outsourced investment business solutions for fund administration and distribution, asset management, and investment systems and processing. SEI employs 1,700 people and operates 21 offices in 10 countries.

     SEI, as the principal underwriter of the Portfolios within the meaning of the 1940 Act, has entered into a Distribution Agreement with the Trust pursuant to which SEI has the responsibility for distributing Portfolio shares. The Distribution Agreement provides that SEI shall act as agent for the Portfolios for the sale of Portfolio shares, and may enter into sales support agreements with selling agents that wish to make available Portfolio shares to their respective customers ("Selling Agents").

     Class R Sales Charge - The Portfolios may sell Class R shares without a sales charge to: (i) employer-sponsored retirement plans, for the repurchase of shares in connection with repayment of plan loans made to plan participants;
(ii) clients of administrators of tax-qualified employer-sponsored retirement plans which have entered into agreements with the Trust; (iii) a trust department of any financial institution purchasing shares of a Portfolio in its capacity as trustee of any trust (other than a tax-qualified retirement plan trust), through an arrangement approved by the Trust, if the value of the shares of the Portfolio and other Funds of the Trust purchased or held by all such trusts exceeds $1 million in the aggregate; and (iv) "wrap accounts" maintained for clients of broker-dealers, financial institutions or financial intermediaries who have entered into agreements with the Trust with respect to such accounts, which in all cases shall be subject to a wrap fee economically comparable to a sales charge. Portfolio shares offered pursuant to this waiver may not be advertised as "no load," or otherwise offered for sale at net asset value without a wrap fee.

     Class R Distribution Plan -- The Trust has adopted on behalf of the Class R shares of the Portfolios, a Distribution Plan that authorizes, under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Rule"), payment for distribution-related expenses and compensation for distribution-related services, including ongoing compensation to selling agents, in connection with Class R shares (the "Plan"). Each Portfolio may participate in joint distribution activities with other BGIF funds. The cost of these activities is generally allocated among the funds with the funds with higher asset levels paying a higher proportion of these costs.

     The Plan was adopted by the Trust's Board of Trustees, including a majority of the Independent Trustees of the Portfolios and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan. Under the Plan and pursuant to the related Distribution Agreement with SEI, the Portfolios may pay the Distributor, as compensation for distribution-related services, monthly fees at the annual rate of up to 0.25% of the average daily net assets of the Class R shares of the Portfolios offering such shares.

     The actual fee payable to the Distributor is determined, within such limit, from time to time by mutual agreement between the Trust and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the National Association of Securities Dealers, Inc. ("NASD") under the NASD Conduct Rules. The Distributor may enter into selling agreements with one or more selling agents (which may include BGI and its affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Portfolio shares attributable to their customers. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution- related services provided by it or to reimburse it for other distribution- related expenses. The Portfolios currently do not have a distribution plan in place for the Class I shares. Class I shareholders do not pay any fees for distribution services.

     The Plan will continue in effect from year to year if such continuance is approved by a majority vote of the Board of Trustees, including the a majority of the Independent Trustees. Any Distribution Agreement related to the Plan also must be approved by such vote of the Board of Trustees, including a majority of the Independent Trustees. The Distribution Agreement will terminate automatically if assigned and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the Trust or by vote of a majority of the Independent Trustees on not more than 60 days' written notice. The Plan may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of the Portfolios involved, and no material amendments to the Plan may be made except by a majority of both the Board of Trustees and the Independent Trustees

     The Plan requires that the Treasurer of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. The Rule also requires that the selection and nomination of Trustees who are not "interested persons" of the Trust be made by such disinterested Trustees.

     BGI, an interested person (as that term is defined in Section 2(a)(19) of the 1940 Act) of the Trust, acts as a selling agent for the Portfolios' shares pursuant to selling agreements with SEI authorized under the Plan. As a selling agent, BGI has an indirect financial interest in the operation of the Plan. The Board of Trustees has concluded that the Plan is reasonably likely to benefit the Portfolios and their shareholders because the Plan authorizes the relationships with selling agents, including BGI, that have previously developed distribution channels and relationships with the customers that the Portfolios are designed to serve. These relationships and distribution channels are believed by the Board to provide potential for increased Portfolio assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management.

     In addition to payments received from the Portfolios, selling or servicing agents may receive significant additional payments directly from BGI, BGFA, SEI or their affiliates in connection with the sale of Portfolio shares.

     MIP Distribution Plan. MIP's Board of Trustees has adopted, on behalf of each Master Portfolio, a "defensive" distribution plan under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "MIP Plan"). The MIP Plan was adopted by a majority of MIP's Board of Trustees (including a majority of those Trustees who are not "interested persons" of MIP as defined in the 1940 Act ) on October 10, 1995. The MIP Plan provides that if any portion of a Master Portfolio's advisory fees (up to 0.25% of the average daily net assets of each Master Portfolio on an annual basis) were deemed to constitute an indirect payment for activities that are primarily intended to result in the sale of interests in a Master Portfolio such payment would be authorized pursuant to the MIP Plan. The Master Portfolio's do not currently pay any amounts pursuant to the MIP Plan.

     Custodian. IBT, concurrent with its appointment as sub-administrator for the Portfolios on October 21, 1996, also has been retained as custodian of each Portfolio's investments, and performs such services at 200 Clarendon Street, Boston, Massachusetts 02116. The custodian, among other things, maintains a custody account or accounts in the name of the Portfolios, receives and delivers all assets for the Portfolios upon purchase and upon sale or maturity; collects and receives all income and other payments and distributions on account of the assets of the Portfolios and pays all expenses of the Portfolios. IBT shall not be entitled to compensation for providing custody services to the Portfolios pursuant to the Custody Agreement so long as it receives fees from BGI for providing sub-administration services to the Portfolios.

     Transfer and Dividend Disbursing Agent. IBT has been retained to act as the transfer and dividend disbursing agent for the Portfolios. For its services as transfer and dividend disbursing agent to the Portfolios, IBT is entitled to receive an annual maintenance fee of $10,000 per feeder/class, in addition to $10 per account in each Portfolio. IBT is entitled to be reimbursed for out-of-pocket expenses or advances incurred by it in performing its obligations under the agreement. BGI as has agreed to pay these fees and expenses out of the fees it receives for administration services to the Portfolios. In addition, the agreement contemplates that IBT will be reimbursed for other expenses incurred by it at the request or with the written consent of the Portfolios, including, without limitation, any equipment or supplies that the Trust specifically orders or requires IBT to order.

     Independent Auditors. PricewaterhouseCoopers LLP ("PwC"), 333 Market Street, San Francisco, California 94105, serves as independent auditors for the Trust. KPMG LLP resigned as independent auditors of the Trust on May 31, 2001 due to independence constraints under new SEC rules. The Trust's financial statements for the fiscal year ended February 28, 2002 and the fiscal period ended December 31, 2002 were audited by PwC. The financial statements for all other periods were audited by KPMG LLP.

     Legal Counsel. Morrison & Foerster LLP, 2000 Pennsylvania Avenue, N.W., Washington, D.C. 20006, serves as counsel to the Trust.

     Expenses. Except for extraordinary expenses, brokerage and other expenses connected with the execution of portfolio transactions and certain other expenses that are borne by the Portfolios, BGI has agreed to bear all costs of the Portfolios' and the Trust's operations.

     Brokerage Commissions. For the periods shown below, the corresponding Master Portfolio of each Portfolio paid the dollar amounts of brokerage commissions indicated below.

                                          FISCAL YEAR    FISCAL YEAR   FISCAL YEAR     TEN-MONTH
                                             ENDED          ENDED        ENDED        PERIOD ENDED
MASTER PORTFOLIO                           2/29/2000      2/28/2001     2/28/2002      12/31/2002
---------------------------------------   -----------    -----------   -----------    ------------
LifePath Retirement Master Portfolio      $     6,565    $    23,674   $    16,486    $     14,254
LifePath 2010 Master Portfolio            $    29,150    $    98,253   $    50,567    $     61,324
LifePath 2020 Master Portfolio            $    71,716    $   173,389   $   147,905    $    138,785
LifePath 2030 Master Portfolio            $    50,148    $    64,828   $    47,141    $     48,071
LifePath 2040 Master Portfolio            $   115,074    $   109,657   $    33,244    $     38,702

     Brokerage Commissions Paid to Affiliates. For the periods shown below, the corresponding Master Portfolios paid brokerage commissions to Barclays Global Investors Services, a subsidiary of BGI, in the dollar amounts shown below.

                                          FISCAL YEAR ENDED   TEN-MONTH PERIOD
MASTER PORTFOLIO                              2/28/2002       ENDED 12/31/2002
---------------------------------------   -----------------   ----------------
LifePath Retirement Master Portfolio           $  3,021              $ 0
LifePath 2010 Master Portfolio                 $      9              $ 0
LifePath 2020 Master Portfolio                 $ 33,241              $ 0
LifePath 2030 Master Portfolio                 $      0              $ 0
LifePath 2040 Master Portfolio                 $ 10,266              $ 0

     Securities of Regular Broker/Dealers. As of December 31, 2002, the corresponding Master Portfolio of each Portfolio owned securities of its "regular brokers or dealers" (as defined in the 1940 Act) or their parents, as follows:

MASTER PORTFOLIO           REGULAR BROKER/DEALER                AMOUNT
-------------------        -----------------------------      -----------
LifePath Retirement        JP Morgan Chase & Co               $    65,688
                           Lehman Brothers Holdings Inc       $    19,451
                           Merrill Lynch & Co. Inc            $    42,580
                           Morgan Stanley                     $    57,485
                           Goldman Sachs Group Inc.           $    50,871
                           Schwab (Charles) Corp.             $    23,338
                           Credit Suisse Group                $    40,508

LifePath 2010              JP Morgan Chase & Co.              $   274,968
                           Lehman Brothers Holdings Inc.      $    84,358
                           Merrill Lynch & Co. Inc            $   187,511
                           Morgan Stanley                     $   253,811
                           Goldman Sachs Group Inc.           $   186,662
                           Bank of America Corp               $   618,686
                           Schwab (Charles) Corp              $    83,089
                           Credit Suisse Group                $    62,291

LifePath 2020              JP Morgan Chase & Co               $   733,632
                           Goldman Sachs Group Inc            $   469,209
                           Lehman Brothers Holdings Inc       $   182,358
                           Merrill Lynch & Co Inc             $   470,049
                           Bear Stearns Companies Inc         $    86,605
                           Morgan Stanley                     $   648,500

                           Bank of America Corp               $ 1,594,266
                           Credit Suisse Group                $   162,421

LifePath 2030              JP Morgan Chase & Co               $   330,984
                           Goldman Sachs Group Inc            $   209,748
                           Lehman Brothers Holdings Inc       $    83,612
                           Merrill Lynch & Co Inc             $   210,433
                           Morgan Stanley                     $   289,739
                           Bear Stearns Companies Inc         $    38,075
                           Bank of America Corp               $   719,215
                           Credit Suisse Group                $    43,111

LifePath 2040              Bear Stearns Companies Inc.        $    26,195
                           JP Morgan Chase & Co.              $   265,440
                           Goldman Sachs Group Inc.           $   192,995
                           Merrill Lynch & Co. Inc.           $   189,712
                           Morgan Stanley                     $   254,370
                           Lehman Brothers Holdings Inc       $    74,233
                           Bank of America Corp.              $   633,644
                           Credit Suisse Group                $    76,741

                             PERFORMANCE INFORMATION

     LifePath Portfolios. The Portfolios may advertise certain total return information. Quotations of total return reflect only the performance of a hypothetical investment in a Portfolio during the particular time period shown. Total return varies based on changes in the market conditions and the level of a Portfolio's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

     In connection with communicating its performance to current or prospective shareholders, these figures may also be compared to the performance of other mutual funds tracked by mutual fund ratings services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

     Performance information for a Portfolio may be useful in reviewing the performance of such Portfolio or class of shares and for providing a basis for comparison with investment alternatives. The performance of a Portfolio, however, may not be comparable to the performance from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate performance.

     Performance information may be advertised for non-standardized periods, including year-to-date and other periods less than a year for the Portfolios. Annual and Semi-Annual Reports for the Portfolios may contain additional performance information, and are available free of charge upon request.

     Average Annual Total Return and Cumulative Total Return. For purposes of advertising, the performance of the Portfolios may be calculated on the basis of average annual total return and/or cumulative total return of shares. Average annual total return of shares is calculated pursuant to a standardized formula that assumes that an investment in shares of a Portfolio was purchased with an initial payment of $1,000 and that the investment was redeemed at the end of a stated period of time, after giving effect to the reinvestment of dividends and distributions during the period. The return of shares is expressed as a percentage rate that, if applied on a compounded annual basis, would result in the redeemable value of the investment in shares at the end of the period. Advertisements of the performance of shares of a Portfolio include the Portfolio's average annual total return of shares for one, five and ten year periods, or for shorter time periods depending upon the length of time during which such Portfolio has operated. Cumulative total return of shares is computed on a per share basis and assumes the reinvestment of dividends and distributions. Cumulative total return of shares generally is expressed as a percentage rate that is calculated by combining the income and principal charges for a specified period and dividing by the NAV per share at the beginning of the period.

     Advertisements may include the percentage rate of total return of shares or may include the value of a hypothetical investment in shares at the end of the period that assumes the application of the percentage rate of total return. Performance figures are based on historical results and are not intended to indicate future performance. Investors should remember that performance is a function of the type and quality of portfolio securities held by the Master Portfolio in which the Portfolio invests and is affected by operating expenses. Performance information, such as that described above, may not provide a basis for comparison with other investments or other investment companies using a different method of calculating performance.

     As and to the extent required by the SEC, a Portfolio's average annual rate of return ("T") will be computed by using the value at the end of a specified period ("ERV") of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)[POWER OF n] = ERV. In addition, as indicated in the Prospectus, the Portfolios, at times, also may calculate total return based on net asset value per share (rather than the public offering price) in which case the figures would not reflect the effect of any sales charge that would have been paid by an investor, or based on the assumption that a sales charge other than the maximum sales charge (reflecting a Volume Discount) was assessed provided that total return data derived pursuant to the calculation described above also are presented.

     The LifePath Class I shares are successors to the assets of the Institutional Class shares of the Stagecoach Trust LifePath Funds (the "Predecessor Funds"), which commenced operations on March 1, 1994. The Class R shares of the Portfolios commenced operations on April 30, 2001. The performance information shown below for periods prior to March 26, 1996, the Company's LifePath Portfolios' commencement of operations, reflects the performance of the Predecessor Funds.

     For the periods shown below, the average annual total returns on the Class I shares of the LifePath Portfolios were as follows:

                                     COMMENCEMENT
                                    (MARCH 1, 1994)
                                        THROUGH          5 YEAR PERIOD    ONE YEAR PERIOD
PORTFOLIO                              12/31/2002       ENDED 12/31/2002  ENDED 12/31/2002
--------------------------------    ---------------     ----------------  ----------------
LifePath Retirement Portfolio            5.91%                4.11%             -2.70%
LifePath 2010 Portfolio                  7.11%                3.09%             -8.32%
LifePath 2020 Portfolio                  7.33%                1.51%            -12.59%
LifePath 2030 Portfolio                  7.60%                0.53%            -15.73%
LifePath 2040 Portfolio                  7.68%               -0.64%            -18.73%

     For the period from March 1, 1994 (commencement of operations) to December 31, 2002, the cumulative total returns on the Class I shares of the LifePath Portfolios were as follows:

                     PORTFOLIO                          3/1/1994-12/31/2002
                     --------------------------         -------------------
                     LifePath Income Portfolio                 66.05%
                     LifePath 2010 Portfolio                   83.56%
                     LifePath 2020 Portfolio                   86.83%
                     LifePath 2030 Portfolio                   91.05%
                     LifePath 2040 Portfolio                   92.34%

     Average Annual Total Return (After Taxes on Distributions). As and to the extent required by the SEC, a Portfolio's average annual total returns (after taxes on distributions) ("T") is computed by using the redeemable value at the end of a specified period, after deducting taxes on Portfolio distributions but without redemption of Portfolio shares ("ATV[POWER OF D]") of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)[POWER OF n]=ATV[BASE OF D].

     Average Annual Total Return (After Taxes on Distributions and Redemption). As and to the extent required by a SEC, a Portfolio's average annual total returns (after taxes on distributions and redemption) ("T") is computed by using the redeemable value at the end of a specified period, after deducting taxes on Portfolio distributions and redemption of Portfolio shares ("ATV[BASE OF DR]"), of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)[POWER OF n]=ATV[BASE OF DR].

     All of the above average annual total return information, along with the before-tax average annual total returns for an appropriate broad-based index, for the calendar year ended December 31, 2002 is presented in the Portfolios' Prospectus.

     From time to time, the Trust may use, in advertisements and other types of literature, information and statements: (1) describing the investment adviser, and its affiliates and predecessors, as one of the first investment managers to advise investment accounts using asset allocation and index strategies; (2) describing the Portfolios as one of the first mutual funds to offer a flexible investment strategy designed to change over specific time horizons; (3) describing the performance for the LifePath Portfolios; (4) describing the level of assets under management by the investment adviser; and (5) describing the investment adviser and its affiliates as managing over $746 billion in assets as of December 31, 2002 for Fortune 500 companies, governments and other institutions around the world.

     From time to time and only to the extent the comparison is appropriate for a Portfolio, the Trust may quote the performance of a Portfolio in advertising and other types of literature and may compare the performance of a Portfolio to the performance of various indices and investments for which reliable performance data is available. The performance of a Portfolio may be compared in advertising and other literature to averages, performance rankings and other information prepared by recognized mutual fund statistical services.

     For purposes of advertising, performance of the LifePath Portfolios may be calculated on the basis of average annual total return. Average annual total return of shares is calculated pursuant to a standardized formula that assumes that an investment in shares of a Portfolio was purchased with an initial payment and that the investment was redeemed at the end of a stated period of time, after giving effect to the reinvestment of dividends and distributions during the period. The return of shares is expressed as a percentage rate that, if applied on a compounded annual basis, would result in the redeemable value of the investment in shares at the end of the period. Advertisements of the performance of shares of a LifePath Portfolio include the Portfolio's average annual total return of shares for one, five and ten year periods, or for shorter time periods depending upon the length of time during which such Portfolio has operated.

     Performance figures are based on historical results and does not indicate future performance. Investors should remember that performance is a function of the type and quality of portfolio securities held by the Master Portfolio in which the Portfolio invests and is affected by operating expenses. Performance information, such as that described above, may not provide a basis for comparison with other investments or other investment companies using a different method of calculating performance.

     Additional information about the performance of each Portfolio will be contained in the Annual Report for the LifePath Portfolios. The Annual Report may be obtained by contacting the Trust at 1 877 BGI 1544 (1 877 244 1544) or email the Fund at BGIFUNDS@seic.com.

                        DETERMINATION OF NET ASSET VALUE

     Net asset value per share for a Portfolio is determined on each day the Portfolio is open for trading. Each Portfolio's investment in the corresponding Master Portfolio of MIP is valued based on its ownership interest in the Master Portfolio's net assets.

     Master Portfolio securities for which market quotations are available are valued at latest prices. Securities of a Master Portfolio for which the primary market is a national securities exchange are valued at last sale prices. Securities of a Master Portfolio for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System ("NASDAQ") are valued at the NASDAQ Official Closing Price on the valuation day. In the absence of any sale of such securities on the valuation date and in the case of other securities, including U.S. Government securities but excluding money market instruments maturing in 60 days or less, the valuations are based on latest quoted bid prices. Money market instruments maturing in 60 days or less are valued at amortized cost with cost being the value of the security on the preceding day (61st day). Futures contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. Options listed on a national exchange are valued at the last sale price on the exchange on which they are traded at the close of the NYSE, or, in the absence of any sale on the valuation date, at latest quoted bid prices. Options not listed on a national exchange are valued at latest quoted bid prices.

     Debt securities maturing in 60 days or less are valued at amortized cost. In all cases, bid prices will be furnished by an independent pricing service approved by MIP's Board of Trustees. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities held under a repurchase agreement will be valued at a price equal to the amount of the cash investment at the time of valuation on the valuation date. The market value of the underlying securities shall be determined in accordance with the applicable procedures, as described above, for the purpose of determining the adequacy of collateral. The independent pricing service may use available market quotations and employ electronic data processing techniques and/or a matrix system to determine valuations. The pricing service's procedures are reviewed by MIP's officers under the general supervision of MIP's Board of Trustees.

     Portfolio securities that are traded primarily on foreign securities exchanges generally are valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed such value, then the fair value of those securities is determined by consideration of other factors by or under the direction of MIP's Board of Trustees or its delegates.

     Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by MIP's Board of Trustees, are valued at fair value as determined in good faith by or under the direction of MIP's Board of Trustees or its delegates. MIP's Board of Trustees reviews the method of valuation on a current basis. In making a good-faith valuation of restricted securities, the following are generally considered: restricted securities that are, or are convertible into, securities of the same class of securities for which a public market exists usually are valued at market value less the same percentage discount at which such securities were purchased. This discount may be revised periodically if the investment adviser believes that the discount no longer reflects the value of the restricted securities. Restricted securities not of the same class as securities for which a public market exists usually are valued initially at cost. Any subsequent adjustment from cost is based upon considerations deemed relevant by or under the direction of MIP's Board of Trustees or its delegates.

     Any assets or liabilities initially expressed in terms of foreign currency are translated into dollars using information provided by pricing entities, such as Morgan Stanley Capital International or Gelderman Data Service, or at a quoted market exchange rate as may be determined to be appropriate by the investment adviser. Forward currency contracts are valued at the current cost of offsetting the contract. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of net asset value does not take place contemporaneously with the determination of prices of the foreign securities held by the Master Portfolios. In addition, foreign securities held by a Master Portfolio may be traded actively in securities markets that are open for trading on days when the Master Portfolio does not determine its net asset value. Accordingly, there may be occasions when a Master Portfolio does not calculate its net asset value but when the value of such Master Portfolio's portfolio securities is affected by such trading activity.

     All other securities and other assets of the Portfolios for which current market quotations are not readily available are valued at fair value as determined in good faith by MIP's Board of Trustees and in accordance with procedures adopted by the Trustees. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the value of the net assets of each Master Portfolio.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

     Terms of Purchase. The Portfolios are generally open Monday through Friday and are closed on weekends and NYSE holidays. The holidays on which the NYSE is closed currently are: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Trust reserves the right to reject any

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

purchase order and to change the amount of the minimum investment and subsequent purchases in the Portfolios.

     In-Kind Purchases. Payment for shares of a LifePath Portfolio may, at the discretion of the investment adviser, be made in the form of securities that are permissible investments for the Portfolio and must meet the investment objective, policies and limitations of the Portfolio as described in the Prospectus and this SAI. In connection with an in-kind securities payment, a Portfolio may require, among other things, that the securities (i) be valued on the day of purchase in accordance with the pricing methods used by the Portfolio; (ii) are accompanied by satisfactory assurance that the Portfolio will have good and marketable title to such securities received by it; (iii) are not subject to any restrictions upon resale by the Portfolio; (iv) be in proper form for transfer to the Portfolio; (v) are accompanied by adequate information concerning the basis and other tax matters relating to the securities. All dividends, interest, subscription or other rights pertaining to such securities shall become the property of the Portfolio engaged in the in-kind purchase transaction and must be delivered to such Portfolio by the investor upon receipt from the issuer. Securities acquired through an in-kind purchase will be acquired for investment and not for immediate resale. Shares purchased in exchange for securities generally cannot be redeemed until the transfer has settled. Each Portfolio immediately will transfer to its corresponding Master Portfolio any and all securities received by it in connection with an in-kind purchase transaction, in exchange for interests in such Master Portfolio.

     Suspension of Redemptions. Under the 1940 Act, a Portfolio may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings, or during which trading is restricted, or during which as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit.

     The Trust may suspend redemption rights or postpone redemption payments for such periods as are permitted under the 1940 Act. The Trust also may redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Trust's responsibilities under the 1940 Act.

     In addition, the Trust may redeem shares involuntarily to reimburse a Portfolio for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder that is applicable to shares of a Portfolio as provided from time to time in the Prospectus.

                             PORTFOLIO TRANSACTIONS

     Since each Portfolio invests all of its assets in a corresponding Master Portfolio of MIP, set forth below is a description of the Master Portfolios' policies governing portfolio securities transactions.

     Purchases and sales of equity securities on a securities exchange usually are effected through brokers who charge a negotiated commission for their services. Commission rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in light of generally prevailing rates. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, SEI or Barclays Global Investors Services. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the

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

dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

     Purchases of debt securities generally are principal transactions. Debt securities normally are purchased or sold from or to dealers serving as market makers for the securities at a net price. Debt securities may also be purchased in underwritten offerings or directly from an issuer. Generally debt obligations are traded on a net basis and do not involve brokerage commissions. The cost of executing transactions in debt securities consists primarily of dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with MIP are prohibited from dealing with MIP as a principal in the purchase and sale of portfolio securities unless an exemptive order allowing such transactions is obtained from the Commission or an exemption is otherwise available. The Master Portfolios may purchase securities from underwriting syndicates of which SEI or BGFA is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by MIP's Board of Trustees.

     MIP has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by MIP's Board of Trustees, BGFA, as investment adviser, is responsible for the Master Portfolio's investment decisions and the placing of portfolio transactions. In placing orders, it is MIP's policy to obtain the best overall terms taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved. BGFA generally seeks reasonably competitive spreads or commissions. BGFA may from time to time execute trades on behalf of and for the account of the Master Portfolio with brokers or dealers that are affiliated with BGFA.

     In assessing the best overall terms available for any transaction, BGFA considers factors deemed relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. As a result, a Master Portfolio may pay a broker/dealer that furnishes brokerage services a higher commission than that which might be charged by another broker/dealer for effecting the same transaction, provided that such commission is determined to be reasonable in relation to the value of the brokerage services provided by such broker/dealer. Certain of the broker/dealers with whom the Master Portfolios may transact business may offer commission rebates to the Master Portfolios. BGFA considers such rebates in assessing the best overall terms available for any transaction. MIP's Board of Trustees will periodically review the commissions paid by the Master Portfolios to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Master Portfolios.

     Under Section 28(e) of the Securities Exchange Act of 1934, an investment adviser shall not be "deemed to have acted unlawfully or to have breached its fiduciary duty" solely because under certain circumstances it has caused the account to pay a higher commission than the lowest available. To obtain the benefit of Section 28(e), an investment adviser must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided . . . viewed in terms of either that particular transaction or its overall responsibilities with respect to the accounts as to which it exercises investment discretion and that the services provided by a broker provide an investment adviser with lawful and appropriate assistance in the performance of its investment decision-making responsibilities." Accordingly, the price to a Master Portfolio in any transaction may be less favorable than that available from another broker/dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered.

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

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

     The following information supplements and should be read in conjunction with the section in each Prospectus entitled "Taxes." The Prospectuses generally describe the federal income tax treatment of distributions by the Portfolios. This section of the SAI provides additional information concerning federal income taxes. It is based on the Internal Revenue Code (the "Code"), applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address any state, local or foreign tax matters.

     A shareholder's tax treatment may vary depending upon his or her particular situation. This discussion applies only shareholders holding Portfolio shares as capital assets within the meaning the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as insurance companies, tax-exempt organizations, shareholders holding Portfolio shares through a tax-advantaged accounts (such as 401(k) Plan Accounts or Individual Retirement Accounts), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither a citizen nor resident of the United States, shareholders holding Portfolio shares as part of a hedge, straddle or conversion transaction, and shareholders who are not subject to the federal alternative minimum tax.

     The Trust has not requested and will not request an advance ruling from the Internal Revenue Service (the "IRS") as to the federal income tax matters described below. The IRS could adopt positions contrary to that discussed below and such positions could be sustained. In addition, the foregoing discussion and the discussions in the Prospectuses applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Portfolios. Prospective shareholders are urged to consult with their own tax advisors and financial planners as to the particular federal tax consequences to them of an investment in a Portfolio, as well as the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

     Qualification as a Regulated Investment Company. The Trust intends to continue to qualify each Portfolio as a "regulated investment company" under Subchapter M of the Code, as long as such qualification is in the best interests of a Portfolio's shareholders. Each Portfolio will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to each Portfolio, rather than to the Trust as a whole. Furthermore, each Portfolio will separately determine its income, gains and expenses for federal income tax purposes.

     In order to qualify as a regulated investment company under the Code, each Portfolio must, among other things, derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts). Each Portfolio must also diversify its holdings so that, at the end of each quarter of the taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash, government securities and securities of other regulated investment companies, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed the greater of 5% of the Portfolio's total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Portfolio's total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), or in two or more issuers the Portfolio controls and which are engaged in the same or similar trades or businesses. The qualifying income and diversification requirements applicable to a

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

Portfolio may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

     In addition, each Portfolio generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and net short-term capital gain, as well as 90% of its net tax-exempt income earned in each taxable year. A Portfolio generally will not be subject to federal income tax on the investment company taxable income and net capital gain it distributes to its shareholders. For this purpose, a Portfolio generally must make the distributions in the same year that it realizes the income and gain. However, in certain circumstances, a Portfolio may make the distributions in the following taxable year. Furthermore, if a Portfolio declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, the Portfolio and its shareholders will be treated as if the Portfolio paid the distribution by December 31 of the first taxable year. Each Portfolio intends to distribute its net income and gain in a timely manner to maintain its status as a regulated investment company and eliminate Portfolio-level federal income taxation of such income and gain. However, no assurance can be given that a Portfolio will not be subject to federal income taxation.

     Excise Tax. A 4% nondeductible excise tax will be imposed on each Portfolio's net income and gains (other than to the extent of its tax-exempt interest income, if any) to the extent it fails to distribute during each calendar year at least 98% of its ordinary income (excluding capital gains and losses), at least 98% of its net capital gains (adjusted for ordinary losses) for the 12 month period ending on October 31, and all of its ordinary income and capital gains from previous years that were not distributed during such years. Each Portfolio intends to actually or be deemed to distribute substantially all of its net income and gains, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that a Portfolio will not be subject to the excise tax.

     Capital Loss Carry-Forwards. A Portfolio is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Portfolio's capital loss carry-forward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to Portfolio-level federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Portfolios do not expect to distribute such capital gains. The Portfolios cannot carry back or carry forward any net operating losses.

     Equalization Accounting. Each Portfolio may use the so-called "equalization method" of accounting to allocate a portion of its "earnings and profits," which generally equals a Portfolio's undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Portfolio to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method will not affect a Portfolio's total returns, it may reduce the amount that a Portfolio would otherwise distribute to continuing shareholders by reducing the effect of purchases and redemptions of Portfolio shares on Portfolio distributions to shareholders. However, the IRS may not have expressly sanctioned the equalization accounting method used by the Portfolios, and thus the use of this method may be subject to IRS scrutiny.

     Investment through Master Portfolios. Each Portfolio seeks to continue to qualify as a regulated investment company by investing its assets in a corresponding Master Portfolio. Each Master Portfolio will be treated as a non-publicly traded partnership (or, in the event that a Portfolio is the sole investor in the corresponding Master Portfolio, as disregarded from the Portfolio) for federal income tax purposes rather than as a regulated investment company or a corporation under the Code. Under the rules applicable to a non-publicly traded partnership (or disregarded entity), a proportionate share of any

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

interest, dividends, gains and losses of a Master Portfolio will be deemed to have been realized (i.e., "passed-through") to its investors, including the corresponding Portfolio, regardless of whether any amounts are actually distributed by the Master Portfolio. Each investor in a Master Portfolio will be taxed on such share, as determined in accordance with the governing instruments of the particular Master Portfolio, the Code and Treasury Regulations, in determining such investor's federal income tax liability. Therefore, to the extent that a Master Portfolio were to accrue but not distribute any income or gains, the corresponding Portfolio would be deemed to have realized its proportionate share of such income or gains without receipt of any corresponding distribution. However, each of the Master Portfolios will seek to minimize recognition by its investors (such as a corresponding Portfolio) of income and gains without a corresponding distribution. Furthermore, each Master Portfolio's assets, income and distributions will be managed in such a way that an investor in a Master Portfolio will be able to continue to qualify as a regulated investment company by investing its assets through the Master Portfolio.

     Taxation of Portfolio Investments. In general, if a Portfolio realizes gains or losses on the sale of portfolio securities, such gains or losses will be capital gains or losses, and long-term capital gains or losses if the Portfolio has held the disposed securities for more than one year at the time of disposition.

     If a Portfolio purchases a debt obligation with original issue discount, generally at a price less than its principal amount ("OID"), such as a zero-coupon bond, the Portfolio may be required to annually include in its taxable income a portion of the OID as ordinary income, even though the Portfolio will not receive cash payments for such discount until maturity or disposition of the obligation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes. Gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by a Portfolio at a market discount, generally at a price less than its principal amount, generally will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Portfolio held the debt obligation. A Portfolio generally will be required to distribute dividends to shareholders representing the OID on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Portfolio. Cash to pay such dividends may be obtained from sales proceeds of securities held by a Portfolio.

     If an option granted by a Portfolio lapses or is terminated through a closing transaction, such as a repurchase by the Portfolio of the option from its holder, the Portfolio will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Portfolio in the closing transaction. Some capital losses may be deferred if they result from a position that is part of a "straddle," discussed below. If securities are sold by a Portfolio pursuant to the exercise of a call option granted by it, the Portfolio will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Portfolio pursuant to the exercise of a put option written by it, the Portfolio will subtract the premium received from its cost basis in the securities purchased.

     Some regulated futures contracts, certain foreign currency contracts, and non-equity, listed options used by a Portfolio will be deemed "Section 1256 contracts." A Portfolio will be required to "mark to market" any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the "mark-to-market" rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss. Transactions that qualify as designated hedges are excepted from the mark-to-market rule and the "60%/40%" rule.

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

     Foreign exchange gains and losses realized by a Portfolio in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount and timing of recognition of the Portfolio's income. Under future Treasury Regulations, any such transactions that are not directly related to a Portfolio's investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Portfolio to satisfy the 90% income test described above. If the net foreign exchange loss for a year exceeds a Portfolio's investment company taxable income (computed without regard to such loss), the resulting ordinary loss for such year will not be deductible by the Portfolio or its shareholders in future years.

     Offsetting positions held by a Portfolio involving certain financial forward, futures or options contracts may be considered, for federal income tax purposes, to constitute "straddles." The tax treatment of "straddles" is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Portfolio is treated as entering into "straddles" by engaging in certain financial forward, futures or option contracts, such straddles could be characterized as "mixed straddles" if the futures, forward, or option contracts comprising a part of such straddles are governed by Section 1256 of the Code, described above. A Portfolio may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to a Portfolio may differ. Generally, to the extent the straddle rules apply to positions established by a Portfolio, losses realized by the Portfolio may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income. Because the application of the straddle rules may affect the character of gains and losses, defer losses, and/or accelerate the recognition of gains or losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income of long-term capital gain, may be increased or decreased substantially as compared to if a Portfolio had not engaged in such transactions.

     If a Portfolio enters into a "constructive sale" of any appreciated position in stock, a partnership interest, or certain debt instruments, the Portfolio will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale occurs when a Portfolio enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; or (iii) a futures or forward contract, or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon a Portfolio's holding period in the property. Losses from a constructive sale of property will be recognized when the property is subsequently disposed of. The character of such losses will depend upon a Portfolio's holding period in the property and the application of various loss deferral provisions in the Code.

     The amount of long-term capital gain a Portfolio may recognize from derivative transactions is limited with respect to certain pass-through entities. The amount of long-term capital gain is limited to the amount of such gain a Portfolio would have had if the Portfolio directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

     "Passive foreign investment corporations" ("PFICs") are generally defined as foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or that hold at least 50% of their assets in investments producing such passive income. If a Portfolio acquires any equity interest (which generally includes not only stock but also an option to acquire stock such as is inherent in a convertible bond under proposed Treasury Regulations) in a PFIC, the Portfolio could be subject to federal income tax and IRS interest charges on "excess distributions" received from the PFIC or on gain from the sale of stock in the PFIC, even if all income or gain actually received by the Portfolio is timely distributed to its shareholders. Excess distributions will be characterized as ordinary income even though, absent the application of PFIC rules, some excess distributions would have been classified as capital gain.

     A Portfolio will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require a Portfolio to recognize taxable income or gain without the concurrent receipt of cash. Investments in PFICs could also result in the treatment of associated capital gains as ordinary income. The Portfolios may limit and/or manage their holdings in PFICs to minimize their tax liability or maximize their returns from these investments. Because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, however, a Portfolio may incur the tax and interest charges described above in some instances.

     Rules governing the federal income tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while each Portfolio intends to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Portfolio as a regulated investment company might be jeopardized. The Portfolios intend to monitor developments in this area. Certain requirements that must be met under the Code in order for each Portfolio to qualify as a regulated investment company may limit the extent to which a Portfolio will be able to engage in swap agreements.

     In addition to the investments described above, prospective shareholders should be aware that other investments made by the Portfolios may involve sophisticated tax rules that may result in income or gain recognition by the Portfolios without corresponding current cash receipts. Although the Portfolios seek to avoid significant noncash income, such noncash income could be recognized by the Portfolios, in which case the Portfolios may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Portfolios could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.

     Taxation of Distributions. For federal income tax purposes, a Portfolio's earnings and profits, described above, are determined at the end of the Portfolio's taxable year and are allocated pro rata over the entire year. All distributions paid out of a Portfolio's earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Portfolio, generally are deemed to be taxable distributions and must be reported on each shareholder's federal income tax return. Distributions in excess of a Portfolio's earnings and profits will first be treated as a return of capital up to the amount of a shareholder's tax basis in his or her Portfolio shares and then capital gain. A Portfolio may make distributions in excess of earnings and profits to a limited extent, from time to time.

     Distributions designated by a Portfolio as a capital gain distribution will be taxed to shareholders as long-term capital gain (to the extent such distributions do not exceed the Portfolio's actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Portfolio shares. Each Portfolio will designate capital gains distributions, if any, in a written notice mailed by the Portfolio to its shareholders not later than 60 days after the close of the Portfolio's taxable year.

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

     Some states will not tax distributions made to individual shareholders that are attributable to interest a Portfolio earned on direct obligations of the U.S. Government if the Portfolio meets the state's minimum investment or reporting requirements, if any. Investments in Government National Mortgage Association or Federal National Mortgage Association securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

     Sales and Exchanges of Portfolio Shares. If a shareholder sells, pursuant to a cash or in-kind redemption, or exchanges his or her Portfolio shares, subject to the discussion below, he or she generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and his or her tax basis in the shares. This gain or loss will be long-term capital gain or loss if he or she has held such Portfolio shares for more than one year at the time of the sale or exchange.

     If a shareholder sells or exchanges Portfolio shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, he or she subsequently pays a reduced sales charge on a new purchase of shares of the Portfolio or a different regulated investment company, the sales charge previously incurred in acquiring the Portfolio's shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder realizes a loss on a disposition of Portfolio shares, the loss will be disallowed to the extent that he or she purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be included in the tax basis of the purchased shares.

     If a shareholder receives a capital gain distribution with respect to any Portfolio share and such Portfolio share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Portfolio share will be treated as a long-term capital loss to the extent of the capital gain distribution. This loss disallowance rule does not apply to losses realized under a periodic redemption plan.

     Foreign Taxes. Amounts realized by a Portfolio on foreign securities may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Portfolio's total assets at the close of its taxable year consists of securities of non-U.S. corporations, the Portfolio will be eligible to file an annual election with the IRS pursuant to which the Portfolio may pass-through to its shareholders on a pro rata basis foreign income and similar taxes paid by the Portfolio, which may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. However, none of the Portfolios expect to qualify for this election.

     Federal Income Tax Rates. As of the printing of this SAI, the maximum individual federal income tax rate applicable to ordinary income is 38.6% (marginal tax rates may be higher for some individuals to reduce or eliminate the benefit of exemptions and deductions); the maximum individual marginal federal income tax rate applicable to net capital gain generally is 20%; and the maximum corporate federal income tax rate applicable to ordinary income and net capital gain is 35% (marginal tax rates may be higher for some corporations to reduce or eliminate the benefit of lower marginal income tax rates). A special, lower maximum rate of 18% on net capital gain is available to individuals to the extent the gain is derived from investments held for more than five years. (An even lower rate applies to individuals in some lower federal income tax brackets.) However, the 18% rate only applies to assets acquired after December 31, 2000, unless an election is made to treat certain assets held on January 1, 2001, as having been sold and then reacquired on the same date. If the election is made, the asset will be deemed to be sold at its fair market value and any gain, but not loss, will be recognized. The 18% rate will apply to capital gain distributions by a Portfolio to the extent that the gain is derived from the disposition of a portfolio investment acquired by the Portfolio after December 31, 2000 and was held for more than five years at the time of disposition. Under the Economic Growth and Tax Relief Recovery Act, individual federal income tax rates are set to decrease over the next several years. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

     Backup Withholding. A Portfolio may be required to withhold, subject to certain exemptions, at a rate of 30% ("backup withholding") on all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Portfolio shareholder, unless the shareholder generally certifies that the "taxpayer identification number" ("TIN"), generally the shareholder's social security or employer identification number, provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies a Portfolio that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. This tax is not an additional federal income tax imposed on the shareholder, and the shareholder may claim the tax withheld as a tax payment on his or her federal income tax return. An investor must provide a valid TIN upon opening or reopening an account. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. Under the Economic Growth and Tax Relief Recovery Act, the rate of backup withholding is set to decrease in future years.

     Tax-Deferred Plans. The shares of the Portfolios are available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts, including IRAs, Simplified Employee Pension Plans ("SEP-IRAs"), Savings Incentive Match Plans for Employees ("SIMPLE Plans"), Roth IRAs, and Coverdell Education Savings Accounts. Prospective investors should contact their tax advisors and financial planners regarding the tax consequences to them of holding Portfolio shares through a tax-advantaged plan or account.

     Corporate Shareholders. Subject to limitation and other rules, a corporate shareholder of a Portfolio may be eligible for the dividends-received deduction on Portfolio distributions attributable to dividends received by a Portfolio from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such deduction. In general, a distribution by a Portfolio attributable to dividends of a domestic corporation will only be eligible for the deduction if: (i) the corporate shareholder holds Portfolio shares upon which the distribution is made for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the shareholder becomes entitled to the distribution; and (ii) the Portfolio holds the shares of the domestic corporation producing the dividend income in an unleveraged position for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the Portfolio becomes entitled to such dividend income. A Portfolio must hold the shares of the domestic corporation producing the dividend income in an unleveraged position for at least 91 days during the 180 day period beginning 90 days prior to the date upon which the Portfolio becomes entitled to such dividend income if the distribution relates to certain dividends on preferred stock.

     Foreign Shareholders. Under the Code, distributions attributable to ordinary income, net short-term capital gain and certain other items realized by a Portfolio and paid to a nonresident alien individual, foreign trust (i.e., a trust other than a trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source) or foreign corporation ( "foreign shareholders") generally will be subject to a withholding tax at a flat rate of 30% or a lower treaty rate, if an income tax treaty applies. This tax generally is not refundable. However, if a distribution paid by a Portfolio to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the foreign shareholder, the withholding tax will not apply and the distribution will be subject to the reporting and withholding requirements generally applicable to U.S. persons. In general, foreign shareholders' capital gains realized on the disposition of Portfolio shares and capital gains distributions generally are not subject to federal income tax, withholding or otherwise, unless: (i) the gains or losses are effectively connected with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the foreign shareholder, or (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met. If the capital gains or losses are effectively connected with a U.S. trade or business or are attributable to a U.S. permanent establishment of the foreign shareholder pursuant to a income tax treaty, the reporting and withholding requirements applicable to U.S. persons generally applies. If the capital gains and losses are not effectively connected for this purpose, but the foreign shareholder exceeds the 183 day limitation, the gains will be subject to a withholding tax at a flat rate of 30% or the lower treaty rate, if an income tax treaty applies.

     If a foreign shareholder is a resident of a foreign country but is not a citizen or resident of the U.S. at the time of the shareholder's death, Portfolio shares will be deemed property situated in the U.S. and will be subject to federal estate taxes (at graduated rates of 18% to 55% of the total value, less allowable deductions and credits). In general, no federal gift tax will be imposed on gifts of Portfolio shares made by foreign shareholders.

     The availability of reduced U.S. taxes pursuant to the 1972 Convention or the applicable estate tax convention depends upon compliance with established procedures for claiming the benefits thereof, and may, under certain circumstances, depend upon the foreign shareholder making a satisfactory demonstration to U.S. tax authorities that the shareholder qualifies as a foreign person under federal income tax laws and the 1972 Convention.

     Special rules apply to foreign partnerships and those holding Portfolio shares through foreign partnerships.

                                  CAPITAL STOCK

As of the date of this SAI, the beneficial interest in the Trust are divided into transferable shares of ten separate and distinct series authorized and established by the Board of Trustees. The number of shares of each series, and class thereof, is unlimited and each share has no par value. The Board of Trustees may, in the future, authorize the issuance of other series representing shares of additional investment portfolios or funds.

     Although the Trust is not required to hold regular annual shareholder meetings, occasional annual or special meetings may be required for purposes such as electing and removing Trustees, approving advisory contracts, and changing the Portfolio's investment objective or fundamental investment policies.

     Voting. All shares of the Trust have equal voting rights and will be voted separately by individual series, except: (i) when required by the 1940 Act, shares will be voted in the aggregate and not by individual series; and (ii) when the Trustees have determined that the matter affects the interests of more than one series, then the Shareholders of all such affected series will be entitled to vote thereon in the aggregate and not by individual series. The Trustees also may determine that a matter affects only the interests of one or more classes of a series, in which case any such matter will be voted on separately by such class or classes. For example, a change in a Portfolio's fundamental investment policy would be voted upon only by shareholders of the Portfolio. Additionally, approval of an advisory contract is a matter to be determined separately by fund. Approval by the shareholders of a Portfolio is effective as to that Portfolio whether or not sufficient votes are received from the shareholders of the other investment portfolios to approve the proposal as to those investment portfolios. As used in the Prospectus of each Portfolio and in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of the Portfolio, means the vote of the lesser of (i) 67% of the shares of the Portfolio represented at a meeting if the holders of more than 50% of the outstanding shares of the Portfolio are present in person or by proxy, or
(ii) more than 50% of the outstanding shares of the Portfolio. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

     Each share will entitle the holder thereof to one vote for each dollar (and each fractional dollar thereof) of net asset value (number of shares owned times net asset value per share) of shares outstanding in such holder's name on the books of the Trust. There shall be no cumulative voting in the election of Trustees. Depending on the terms of a particular Benefit Plan and the matter being submitted to a vote, a sponsor may request direction from individual participants regarding a shareholder vote. The Trustees of the Trust will vote shares for which they receive no voting instructions in the same proportion as the shares for which they do receive voting instructions.

     The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect Trustees under the 1940 Act. However, the Trust will hold a special meeting of its shareholders for the purpose of voting on the question of removal of a Trustee or Trustees if requested in writing by the holders of at least 10% of the Trust's outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.

     Each share of a Portfolio represents an equal proportional interest in the Portfolio with each other share and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Portfolio as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Portfolio are entitled to receive the assets attributable to the Portfolio that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine. Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Trust.

     The Master Portfolios. The interests in each Master Portfolio of MIP have substantially identical voting and other rights as those rights enumerated above for shares of the Portfolios. MIP also intends to dispense with annual meetings, but is required by Section 16(c) of the Act to hold a special meeting and assist investor communications under the circumstances described above with respect to MIP.

     Whenever a Portfolio, as an interestholder of the Master Portfolio, is requested to vote on any matter submitted to interestholders of the Master Portfolio, the Portfolio will hold a meeting of its shareholders to consider such matters. The Portfolio will cast its votes in proportion to the votes received from its shareholders. Shares for which the Portfolio receives no voting instructions will be voted in the same proportion as the votes received from the other Portfolio shareholders. If the Master Portfolio's investment objective or policies are changed, the Portfolio may elect to change its objective or policies to correspond to those of the Master Portfolio. The Portfolio may also elect to redeem its interests in the

Master Portfolio and either seek a new investment company with a matching objective in which to invest or retain its own investment adviser to manage the Portfolio's portfolio in accordance with its objective. In the latter case, the Portfolio's inability to find a substitute investment company in which to invest or equivalent management services could adversely affect shareholders' investments in the Portfolio.

     MIP is an open-end, series management investment companies organized as a Delaware business trust. MIP was organized on October 20 1993. In accordance with Delaware law, MIP's Declaration of Trust provides that its investors would be personally responsible for MIP's liabilities and obligations, but only to the extent MIP's property is insufficient to satisfy such liabilities and obligations. The Declaration of Trust also provides that MIP shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of MIP, its investors, Trustees, officers, employees and agents covering possible tort and other liabilities, and that investors will be indemnified to the extent they are held liable for a disproportionate share of MIP's obligations. Thus, the risk of an investor incurring financial loss on account of investor liability is limited to circumstances in which both inadequate insurance existed and MIP itself was unable to meet its obligations.

     The Declaration of Trust further provides that obligations of MIP are not binding upon its Trustees individually but only upon the property of MIP and that the Trustees will not be liable for any action or failure to act, but nothing in the Declarations of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the Trustee's office.

                    ADDITIONAL INFORMATION ON THE PORTFOLIOS

     The Trust provides annual and semi-annual reports to all shareholders. The annual reports contain audited financial statements and other information about the Portfolios including additional information on performance. Shareholders may obtain a copy of the Trust's most recent annual reports without charge by calling 1 877 BGI 1544 (1 877 244 1544) or email the Fund at BGIFUNDS@seic.com

     The Registration Statement, including the Prospectuses for the LifePath Portfolios, the SAI and the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. Statements contained in the Prospectuses or the SAI as to the contents of any contract or other document referred to herein or in the Prospectuses are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

     No person has been authorized to give any information or to make any representations other than those contained in this SAI and in the Trust's official sales literature in connection with the offer of the Portfolios' shares and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust. This SAI does not constitute an offer in any state in which, or to any person to whom, such offering may not lawfully be made.

                              FINANCIAL STATEMENTS

     The audited financial statements, including the schedule of investments, financial highlights and independent auditors' reports for the fiscal period ended December 31, 2002 for each LifePath Portfolio and corresponding LifePath Master Portfolio are hereby incorporated by reference to the Trust's Annual

Report, as filed with the SEC on February 26, 2003. The audited financial statements are attached to all SAIs delivered to shareholders or prospective shareholders.

                                    APPENDIX

     Description of certain ratings assigned by Standard & Poor's Corporation ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Service, Inc. ("Fitch"), Duff & Phelps, Inc. ("Duff") and IBCA Inc. and IBCA Limited ("IBCA"):

                                S&P BOND RATINGS

                                      "AAA"

     Bonds rated "AAA" have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                                      "AA"

     Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

                                       "A"

     Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.

                                      "BBB"

     Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

     S&P's letter ratings may be modified by the addition of a plus (+) or minus (-) sign designation, which is used to show relative standing within the major rating categories, except in the "AAA" (Prime Grade) category.

     Commercial Paper Rating. The designation "A-1" by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation. Capacity for timely payment on issues with an "A-2" designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1".

                              MOODY'S BOND RATINGS

                                      "Aaa"

     Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                      "Aa"

     Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

                                       "A"

     Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

                                      "Baa"

     Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Moody's applies the numerical modifiers "1", "2" and "3" to show relative standing within the major rating categories, except in the "Aaa" category. The modifier "1" indicates a ranking for the security in the higher end of a rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of a rating category.

     Commercial Paper Rating. The rating Prime-1 ("P-1") is the highest commercial paper rating assigned by Moody's. Issuers of "P-1" paper must have a superior capacity for repayment of short-term promissory obligations, and this ordinarily is evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers (or relating supporting institutions) rated Prime-2 ("P-2") have a strong capacity for repayment of short-term promissory obligations. This ordinarily is evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, are more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                        FITCH, IBCA, DUFF & PHELPS, INC.

     The ratings represent the assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's future financial strength and credit quality.

                                      "AAA"

     Bonds rated "AAA" are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                                      "AA"

     Bonds rated "AA" are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short- term debt of these issuers is generally rated "F-1+".

                                       "A"

     Bonds rated "A" are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

                                      "BBB"

     Bonds rated "BBB" are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

     Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category.

     Short-Term Ratings. Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

     Although the credit analysis is similar to Fitch's bond rating analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

                                     "F-1+"

     Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                                      "F-1"

     Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".

                                      "F-2"

Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the "F-1+" and "F-1" categories.

                         BARCLAYS GLOBAL INVESTORS FUNDS
                           FILE NO. 33-54126; 811-7332

                                     PART C

                                OTHER INFORMATION

Item 23.  Exhibits.

--------------------------------------------------------------------------------

  Exhibit                            Description
--------------------------------------------------------------------------------
  (a) Agreement and Declaration of Trust, dated November 27, 2001, incorporated by reference to Post-Effective Amendment No. 31, filed January 11, 2002.
--------------------------------------------------------------------------------
  (b) By-Laws, dated November 27, 2001, incorporated by reference to Post-Effective Amendment No. 31, filed January 11, 2002.
--------------------------------------------------------------------------------
  (c)        Not applicable.
--------------------------------------------------------------------------------
  (d)        Not applicable.
--------------------------------------------------------------------------------
  (e)        Distribution Agreement between SEI Investments Distribution Co.
             ("SEI") and Barclays Global Investors Funds ("BGIF") on behalf of the Funds, dated April 1, 2003, incorporated by reference to Post-Effective Amendment No. 42, filed May 1, 2003.
--------------------------------------------------------------------------------
  (f)        Not applicable.
--------------------------------------------------------------------------------
  (g) Custody Agreement with Investors Bank & Trust Company ("IBT") on behalf of the Funds, dated October 21, 1996, incorporated by reference to Post-Effective Amendment No. 22, filed July 30, 1999.
--------------------------------------------------------------------------------
  (h)(1) Transfer Agency and Service Agreement with IBT on behalf of the Funds, dated February 27, 1998, incorporated by reference to Post-Effective Amendment No. 22, filed July 30, 1999.
--------------------------------------------------------------------------------
  (h)(2) Shareholder Servicing Plan and form of Shareholder Servicing Agreement, incorporated by reference to Post-Effective Amendment No. 31, filed January 11, 2002.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Exhibit                            Description
--------------------------------------------------------------------------------
  (h)(3) Administration Agreement between Barclays Global Investors, N.A. ("BGI") and BGIF on behalf of the Funds, dated April 1, 2003, incorporated by reference to Post-Effective Amendment No. 42, filed May 1, 2003.
--------------------------------------------------------------------------------
  (h)(4) Sub-Administration Agreement among BGI, IBT and BGIF on behalf of the Funds, dated October 21, 1996, incorporated by reference to Post-Effective Amendment No. 14, filed June 30, 1997.
--------------------------------------------------------------------------------
  (h)(5) Service Agreement between Merrill Lynch, Pierce, Fenner & Smith Incorporated and BGIF on behalf of the Funds, dated December 31, 1997, incorporated by reference to Post-Effective Amendment No. 16, filed July 2, 1998.
--------------------------------------------------------------------------------
  (h)(6) Financial Services Agreement between Merrill Lynch, Pierce, Fenner & Smith Incorporated and BGIF on behalf of the Funds, dated December 31, 1997, incorporated by reference to Post-Effective Amendment No. 16, filed July 2, 1998.
--------------------------------------------------------------------------------
  (i)        Opinion and Consent of Counsel (Morrison & Foerster LLP), filed herewith.
--------------------------------------------------------------------------------
  (j)(1) Consent of Independent Auditors (Pricewaterhouse Coopers, LLP), filed herewith.
--------------------------------------------------------------------------------
  (j)(2) Powers of Attorney for Mary G. F. Bitterman, Jack S. Euphrat, W. Rodney Hughes, Lee T. Kranefuss, Richard K. Lyons and Leo Soong, incorporated by reference to Post-Effective Amendment No. 42, filed May 1, 2003.
--------------------------------------------------------------------------------
  (k)        Not applicable.
--------------------------------------------------------------------------------
  (l)        Not applicable.
--------------------------------------------------------------------------------
  (m) Distribution Plan, dated November 27, 2001, incorporated by reference to Post-Effective Amendment No. 31, filed January 11, 2002.
--------------------------------------------------------------------------------
  (n) Rule 18f-3 Multi-Class Plan, dated November 27, 2001, incorporated by reference to Post-Effective Amendment No. 42, filed May 1, 2003.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Exhibit                            Description
--------------------------------------------------------------------------------
  (p)(1) Joint Code of Ethics of BGIF and Master Investment Portfolio ("MIP"), incorporated by reference to Post-Effective Amendment No. 31, filed January 11, 2002.
--------------------------------------------------------------------------------
  (p)(2) Code of Ethics of BGFA, incorporated by reference to Post Effective Amendment No. 30, incorporated by reference to Post-Effective Amendment No. 31, filed January 11, 2002.
--------------------------------------------------------------------------------

Item 24.   Persons Controlled by or Under Common Control with the Fund

       As of April 1, 2003, each Fund listed below owned the following percentages of the outstanding beneficial interests of the corresponding Master Portfolios of MIP. For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a Fund in the table below is identified as the beneficial owner of more than 25% of the corresponding Master Portfolio and has voting and/or investment powers, it may be presumed to control the Master Portfolio.

-----------------------------------------------------------------------------------------------
                                                                                 Percentage
                                  Corresponding                                  of beneficial
Fund                              Master Portfolio                               interests held
-----------------------------------------------------------------------------------------------
Asset Allocation Fund             Asset Allocation Master Portfolio (MIP)            100%
-----------------------------------------------------------------------------------------------
Bond Index Fund                   Bond Index Master Portfolio (MIP)                   13%
-----------------------------------------------------------------------------------------------
Institutional Money Market Fund   Money Market Master Portfolio (MIP)                 87%
-----------------------------------------------------------------------------------------------
LifePath Income Portfolio         LifePath Income Master Portfolio (MIP)             100%
-----------------------------------------------------------------------------------------------
LifePath 2010 Portfolio           LifePath 2010 Master Portfolio (MIP)               100%
-----------------------------------------------------------------------------------------------
LifePath 2020 Portfolio           LifePath 2020 Master Portfolio (MIP)               100%
-----------------------------------------------------------------------------------------------
LifePath 2030 Portfolio           LifePath 2030 Master Portfolio (MIP)               100%
-----------------------------------------------------------------------------------------------
LifePath 2040 Portfolio           LifePath 2040 Master Portfolio (MIP)               100%
-----------------------------------------------------------------------------------------------
Money Market Fund                 Money Market Master Portfolio (MIP)                 *1%
-----------------------------------------------------------------------------------------------
Prime Money Market Fund           Prime Money Market Master Portfolio (MIP)          100%
-----------------------------------------------------------------------------------------------
S&P 500 Stock Fund                S&P 500 Index Master Portfolio (MIP)                37%
-----------------------------------------------------------------------------------------------

* Denotes less than

Item 25.   Indemnification.

       Section 10.02 of the Registrant's Agreement and Declaration of Trust provides:

             (a) Subject to the exceptions and limitations contained in paragraph (b) below: (i) every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit, or proceeding in which he or she becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him or her in the settlement thereof; and
         (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits, or proceedings (civil, criminal, or other, including appeals), actual or threatened, while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorney's fees, costs, judgments, amounts paid in settlement, fines, penalties, and other liabilities.

             (b) No indemnification shall be provided hereunder to a Covered Person: (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office: (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who neither are Interested Persons of the Trust nor are parties to the matter based upon a review of readily-available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily-available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder, by appropriate legal proceedings, may challenge any such determination by the Trustees or by independent counsel.

             (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors, and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

             (d) To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of any undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it ultimately is determined that he or she is not entitled to indemnification under this Section 10.02; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking; (b) the Trust is insured against losses arising out of any such advance payments, or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily-available facts (as opposed to a trial-type inquiry or full investigation), that there is a reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.02.

Item 26.  Business and Other Connections of Investment Adviser.

         The Funds currently do not retain an investment adviser. The corresponding MIP Master Portfolio to the Fund is advised by BGFA, a wholly-owned subsidiary of BGI. BGFA's business is that of a registered investment adviser to certain open-end, management investment companies and various other institutional investors.

         The directors and officers of BGFA consist primarily of persons who during the past two years have been active in the investment management business. Each of the directors and executive officers of BGFA will also have substantial responsibilities as directors and/or officers of BGI. Information as to the executive officers and directors of BGFA is included in its Form ADV initially filed on November 15, 1984 and updated on April 14, 2003 with the SEC (File No. 801-22609) and is incorporated herein by reference.

Item 27.  Principal Underwriters.

         (a) The Registrant's distributor, SEI, acts as distributor or placement agent for: SEI Daily Income Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI Institutional International Trust, The Advisors' Inner Circle Fund, STI Classic Funds, The Arbor Fund, Bishop Street Funds, STI Classic Variable Trust, SEI Asset Allocation Trust, SEI Institutional Investments Trust, HighMark Funds, Armada Funds, Expedition Funds, Oak Associates Funds, The Nevis Fund, Inc., CNI Charter Funds, The Armada Advantage Fund, Amerindo Funds Inc., iShares, Inc., SEI Insurance Products Trust, iShares Trust, Pitcairn Funds, First Focus Funds, Inc., JohnsonFamily Funds, Inc., The MDL Funds, Causeway Capital Management Trust, The Japan Fund, Inc., and Master Investment Portfolio. SEI provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services and automated execution, clearing and settlement of securities transactions.

         (b) The following is information with respect to each director, officer or partner of SEI. The principal business address of each director or officer is One Freedom Valley Drive, Oaks, PA 19456.

---------------------------------------------------------------------------------------
                                                                        Positions and
Name                    Positions and Offices with SEI                Offices with BGIF
---------------------------------------------------------------------------------------
Alfred P. West, Jr.     Director, Chairman of the Board                      N/A
---------------------------------------------------------------------------------------
Richard B. Lieb         Director, Executive Vice President                   N/A
---------------------------------------------------------------------------------------
Carmen V. Romeo         Director                                             N/A
---------------------------------------------------------------------------------------
Mark J. Held            President & Chief Executive Officer                  N/A
---------------------------------------------------------------------------------------
Dennis J. McGonigle     Executive Vice President                             N/A
---------------------------------------------------------------------------------------
Robert M. Silvestri     Chief Financial Officer & Treasurer                  N/A
---------------------------------------------------------------------------------------
Todd Cipperman          Senior Vice President & General Counsel              N/A
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
                                                                          Positions and
Name                         Position and Offices with SEI              Offices with BGIF
---------------------------------------------------------------------------------------------
Carl A. Guarino              Senior Vice President                            N/A
---------------------------------------------------------------------------------------------
Jack May                     Senior Vice President                            N/A
---------------------------------------------------------------------------------------------
Kevin P. Robins              Senior Vice President                            N/A
---------------------------------------------------------------------------------------------
Patrick K. Walsh             Senior Vice President                            N/A
---------------------------------------------------------------------------------------------
Wayne M. Withrow             Senior Vice President                            N/A
---------------------------------------------------------------------------------------------
Robert Aller                 Vice President                                   N/A
---------------------------------------------------------------------------------------------
John D. Anderson             Vice President & Managing Director               N/A
---------------------------------------------------------------------------------------------
Timothy D. Barto             Vice President & Assistant Secretary             N/A
---------------------------------------------------------------------------------------------
Robert Crudup                Vice President & Managing Director               N/A
---------------------------------------------------------------------------------------------
Richard A. Deak              Vice President & Assistant Secretary             N/A
---------------------------------------------------------------------------------------------
Scott W. Dellorfano          Vice President & Managing Director               N/A
---------------------------------------------------------------------------------------------
Barbara Doyne                Vice President                                   N/A
---------------------------------------------------------------------------------------------
Jeff Drennen                 Vice President                                   N/A
---------------------------------------------------------------------------------------------
Scott C. Fanatico            Vice President & Managing Director               N/A
---------------------------------------------------------------------------------------------
Vic Galef                    Vice President & Managing Director               N/A
---------------------------------------------------------------------------------------------
Steven A. Gardner            Vice President & Managing Director               N/A
---------------------------------------------------------------------------------------------
Lydia A. Gavalis             Vice President & Assistant Secretary             N/A
---------------------------------------------------------------------------------------------
Greg Gettinger               Vice President & Assistant Secretary             N/A
---------------------------------------------------------------------------------------------
Kathy Heilig                 Vice President                                   N/A
---------------------------------------------------------------------------------------------
Jeff Jacobs                  Vice President                                   N/A
---------------------------------------------------------------------------------------------
Brigit Jenson                Vice President                                   N/A
---------------------------------------------------------------------------------------------
Samuel King                  Vice President                                   N/A
---------------------------------------------------------------------------------------------
John Kirk                    Vice President & Managing Director               N/A
---------------------------------------------------------------------------------------------
Kim Kirk                     Vice President & Managing Director               N/A
---------------------------------------------------------------------------------------------
John Krzeminski              Vice President & Managing Director               N/A
---------------------------------------------------------------------------------------------
Karen LaTourette             Secretary                                        N/A
---------------------------------------------------------------------------------------------
Alan H. Lauder               Vice President                                   N/A
---------------------------------------------------------------------------------------------
Paul Lonergan                Vice President & Managing Director               N/A
---------------------------------------------------------------------------------------------
Ellen Marquis                Vice President                                   N/A
---------------------------------------------------------------------------------------------
Christine M. McCullough      Vice President & Assistant Secretary             N/A
---------------------------------------------------------------------------------------------
Carolyn McLaurin             Vice President & Managing Director               N/A
---------------------------------------------------------------------------------------------
Mark Nagle                   Vice President                                   N/A
---------------------------------------------------------------------------------------------
Joanne Nelson                Vice President                                   N/A
---------------------------------------------------------------------------------------------
Rob Redican                  Vice President                                   N/A
---------------------------------------------------------------------------------------------
Maria Rinehart               Vice President                                   N/A
---------------------------------------------------------------------------------------------
Steve Smith                  Vice President                                   N/A
---------------------------------------------------------------------------------------------
Daniel Spaventa              Vice President                                   N/A
---------------------------------------------------------------------------------------------
Kathryn L. Stanton           Vice President                                   N/A
---------------------------------------------------------------------------------------------
Sherri K. Vetterlein         Vice President & Assistant Secretary             N/A
---------------------------------------------------------------------------------------------
Lori L. White                Vice President & Assistant Secretary             N/A
---------------------------------------------------------------------------------------------
William E. Zitelli, Jr.      Vice President & Assistant Secretary             N/A
---------------------------------------------------------------------------------------------

         (c) Not applicable.

Item 28. Location of Accounts and Records.

       (a) The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, "Records") at the offices of IBT, 200 Clarendon Street, Boston, Massachusetts 02116.

       (b) BGFA and BGI maintain all Records relating to their services as adviser and administrator, respectively, at 45 Fremont Street, San Francisco, California 94105.

       (c) SEI maintains all Records relating to its services as distributor at One Freedom Valley Drive, Oaks, Pennsylvania 19456.

       (d) IBT maintains all Records relating to its services as sub-administrator and custodian at 200 Clarendon Street, Boston, Massachusetts 02116.

Item 29. Management Services.

       Other than as set forth under the caption "Management" in the Statements of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30. Undertakings.

       Not Applicable.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, this Post-Effective Amendment to the Registration Statement on Form N-1A, pursuant to the rule 485(b) under the Securities Act of 1933, has been signed on behalf of Barclays Global Investors Funds by the undersigned, thereto duly authorized in the City of San Francisco, State of California on the 6th day of June, 2003.

                                             BARCLAYS GLOBAL INVESTORS FUNDS

                                             By: /s/ Michael A. Latham
                                                 -------------------------------
                                                 Michael A. Latham
                                                 Secretary and Treasurer
                                                 (Principal Financial and
                                                 Accounting Officer)

        Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

     Signature                                   Title
     ---------                                   -----
     /s/ Michael A. Latham                       Secretary and Treasurer               June 6, 2003
     -----------------------------
     (Michael A. Latham)                         (Principal Financial and
                                                 Accounting Officer)

                 *                               Trustee                               June 6, 2003
     ------------------------------
     (Mary G. F. Bitterman)

                 *                               Trustee                               June 6, 2003
     ------------------------------
     (Jack S. Euphrat)

                 *                               Trustee                               June 6, 2003
     ------------------------------
     (W. Rodney Hughes)

                 *                               Chairman, President and Trustee       June 6, 2003
     ------------------------------
     (Lee T. Kranefuss)                          (Principal Executive Officer)

                 *                               Trustee                               June 6, 2003
     ------------------------------
     (Richard K. Lyons)

                 *                               Trustee                               June 6, 2003
     ------------------------------
     (Leo Soong)

*By: /s/ Michael A. Latham
     -------------------------
     Michael A. Latham
      As Attorney-in-Fact pursuant to powers of attorney as previously filed.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 43 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco, State of California on the 6th day of June, 2003.

                                                  MASTER INVESTMENT PORTFOLIO

                                                  By: /s/ Michael A. Latham
                                                     ---------------------------
                                                     Michael A. Latham
                                                     Secretary and Treasurer
                                                     (Principal Financial and
                                                     Accounting Officer)

        Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated:

     Signature                              Title
     ---------                              -----
     /s/ Michael A. Latham                  Secretary and Treasurer              June 6, 2003
     ----------------------
     (Michael A. Latham)                    (Principal Financial and
                                            Accounting Officer)

                *                           Trustee                              June 6, 2003
     ------------------------------
     (Mary G. F. Bitterman)

                *                           Trustee                              June 6, 2003
     ------------------------------
     (Jack S. Euphrat)

                *                           Trustee                              June 6, 2003
     ------------------------------
     (W. Rodney Hughes)

                *                           Chairman, President and Trustee      June 6, 2003
     ------------------------------
     (Lee T. Kranefuss)                     (Principal Executive Officer)

                *                           Trustee                              June 6, 2003
     ------------------------------
     (Richard K. Lyons)

                *                           Trustee                              June 6, 2003
     ------------------------------
     (Leo Soong)

*By: /s/ Michael A. Latham
     ----------------------
     Michael A. Latham
     As Attorney-in-Fact pursuant to powers of attorney as previously filed.

                         BARCLAYS GLOBAL INVESTORS FUNDS
                        SEC FILE Nos. 33-54126; 811-7332

                                  EXHIBIT INDEX

Exhibit Number                 Description

Exhibit (i)                    .  Opinion and Consent of Counsel - Morrison &
                                  Foerster LLP

Exhibit (j)(1)                 .  Consent of Independent Auditors -
                                  PricewaterhouseCoopers, LLP